UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street; Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street; Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: July 31, 2006

Date of reporting period: January 31, 2006

Item 1.	Reports to Stockholders.

iShares®

2006 SEMI-ANNUAL REPORT TO SHAREHOLDERS | JANUARY 31, 2006

iSHARES GOLDMAN SACHS SERIES

iSHARES NYSE SERIES

Fund Performance Overview

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

Performance as of January 31, 2006

The iShares Goldman Sachs Technology Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Sector Index (the “Index”). The Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded technology-related stocks. The Index includes companies in the following categories: producers of sophisticated computer-related devices; electronics networking and Internet services; producers of computer and Internet software; consultants for information technology; and providers of computer services. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended January 31, 2006, the Fund returned 6.71%, while the Index returned 6.97%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/06			Inception to 1/31/06			Inception to 1/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.76%	12.62%	13.30%	(2.72)%	(2.74)%	(2.24)%	(12.64)%	(12.72)%	(10.49)%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/13/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/19/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 1/31/06

Industry	% of Net Assets
Computers	23.22%
Software	21.08
Semiconductors	20.07
Telecommunications	16.96
Internet	12.40
Electronics	3.04
Commercial Services	1.82
Electrical Components & Equipment	0.46
Distribution & Wholesale	0.33
Machinery	0.23
Advertising	0.21
Leisure Time	0.14
Entertainment	0.04
Short-Term and Other Net Assets	0.00 [a]

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 1/31/06

Security	% of Net Assets
Microsoft Corp.	8.46%
Intel Corp.	5.59
International Business Machines Corp.	5.59
Cisco Systems Inc.	5.05
Hewlett-Packard Co.	3.83
QUALCOMM Inc.	3.34
Google Inc. Class A	3.16
Dell Inc.	3.02
Oracle Corp.	2.75
Apple Computer Inc.	2.65

TOTAL	43.44%

[a]	Rounds to less than 0.01%.

FUND PERFORMANCE OVERVIEW	1

Fund Performance Overview

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

Performance as of January 31, 2006

The iShares Goldman Sachs Networking Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Multimedia Networking Index (the “Index”). The Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded multimedia networking stocks. The Index includes companies that are producers of telecom equipment, data networking and wireless equipment. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended January 31, 2006, the Fund returned 15.15%, while the Index returned 14.79%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/06			Inception to 1/31/06			Inception to 1/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
27.24%	27.33%	26.61%	(1.16)%	(1.16)%	(0.94)%	(5.20)%	(5.20)%	(4.20)%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/10/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 1/31/06

Industry	% of Net Assets
Telecommunications	72.34%
Semiconductors	22.60
Computers	5.05
Short-Term and Other Net Assets	0.01

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 1/31/06

Security	% of Net Assets
Corning Inc.	9.44%
Broadcom Corp. Class A	8.85
QUALCOMM Inc.	8.55
Motorola Inc.	7.78
Marvell Technology Group Ltd.	7.70
Cisco Systems Inc.	7.36
Research in Motion Ltd.	5.05
Nortel Networks Corp.	4.94
Lucent Technologies Inc.	4.88
Juniper Networks Inc.	4.58

TOTAL	69.13%

2	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

Performance as of January 31, 2006

The iShares Goldman Sachs Semiconductor Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Semiconductor Index (the “Index”). The Index has been developed by Goldman Sachs as an equity benchmark for U.S-traded semiconductor stocks. The Index includes companies that are producers of capital equipment or manufacturers of wafers and chips. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended January 31, 2006, the Fund returned 13.02%, while the Index returned 13.28%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/06			Inception to 1/31/06			Inception to 1/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
33.35%	33.38%	34.03%	0.28%	0.27%	0.73%	1.31%	1.25%	3.36%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/10/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 1/31/06

Industry	% of Net Assets
Semiconductors	84.55%
Telecommunications	8.05
Computers	3.08
Electrical Components & Equipment	2.76
Software	1.14
Electronics	0.41
Short-Term and Other Net Assets	0.01

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 1/31/06

Security	% of Net Assets
Applied Materials Inc.	7.91%
Motorola Inc.	7.71
Texas Instruments Inc.	7.09
Intel Corp.	6.55
Marvell Technology Group Ltd.	4.83
Broadcom Corp. Class A	4.77
STMicroelectronics NV NYS	4.21
Advanced Micro Devices Inc.	4.18
Analog Devices Inc.	3.72
Maxim Integrated Products Inc.	3.40

TOTAL	54.37%

FUND PERFORMANCE OVERVIEW	3

Fund Performance Overview

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

Performance as of January 31, 2006

The iShares Goldman Sachs Software Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Software Index (the “Index”). The Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded software-related stocks. The Index includes companies that are producers of client/server applications, enterprise software, Internet software, PC and entertainment software. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended January 31, 2006, the Fund returned 3.90%, while the Index returned 4.38%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/06			Inception to 1/31/06			Inception to 1/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.47%	5.55%	6.12%	(3.32)%	(3.34)%	(2.76)%	(14.28)%	(14.35)%	(11.96)%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/10/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 1/31/06

Industry	% of Net Assets
Software	75.54%
Internet	17.40
Computers	4.29
Telecommunications	2.74
Short-Term and Other Net Assets	0.03

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 1/31/06

Security	% of Net Assets
Adobe Systems Inc.	9.19%
Symantec Corp.	8.57
Microsoft Corp.	8.50
Oracle Corp.	8.45
Electronic Arts Inc.	7.08
Computer Associates International Inc.	6.83
Intuit Inc.	4.01
Autodesk Inc.	3.89
Amdocs Ltd.	2.74
VeriSign Inc.	2.66

TOTAL	61.92%

4	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

Performance as of January 31, 2006

The iShares Goldman Sachs Natural Resources Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Natural Resources Sector Index (the “Index”). The Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded natural resource-related stocks. The Index includes companies in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended January 31, 2006, the Fund returned 25.20%, while the Index returned 25.68%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/06			Inception to 1/31/06			Inception to 1/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
53.49%	53.38%	54.45%	20.89%	20.87%	21.43%	125.18%	125.09%	129.54%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/22/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 1/31/06

Industry	% of Net Assets
Oil & Gas	65.87%
Oil & Gas Services	13.06
Mining	11.20
Pipelines	3.84
Forest Products & Paper	3.54
Coal	1.57
Chemicals	0.28
Engineering & Construction	0.22
Packaging & Containers	0.14
Iron & Steel	0.13
Energy - Alternate Sources	0.08
Manufacturing	0.07
Short-Term and Other Net Assets	(0.00)[a]

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 1/31/06

Security	% of Net Assets
BP PLC ADR	7.24%
Exxon Mobil Corp.	7.23
Chevron Corp.	6.82
ConocoPhillips	5.11
Schlumberger Ltd.	4.27
EnCana Corp.	2.44
Occidental Petroleum Corp.	2.39
Halliburton Co.	2.32
Valero Energy Corp.	2.20
Suncor Energy Inc.	2.09

TOTAL	42.11%

[a]	Rounds to less than 0.01%.

FUND PERFORMANCE OVERVIEW	5

Fund Performance Overview

iSHARES® NYSE COMPOSITE INDEX FUND

Performance as of January 31, 2006

The iShares NYSE Composite Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE Composite Index (the “Index”). The Index measures the performance of all common stocks, American Depositary Receipts, real estate investment trusts and tracking stocks listed on the NYSE. The securities in the Index represent a broad spectrum of large-, mid- and small-capitalization companies. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended January 31, 2006, the Fund returned 9.29%, while the Index returned 9.49%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/06			Inception to 1/31/06			Inception to 1/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.51%	16.47%	16.91%	14.01%	14.02%	14.37%	27.35%	27.38%	28.03%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/30/04). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/2/04), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 1/31/06

Sector	% of Net Assets
Financial	24.76%
Consumer Non-Cyclical	18.05
Energy	14.35
Industrial	10.09
Communications	9.52
Consumer Cyclical	8.68
Basic Materials	5.08
Technology	4.44
Utilities	4.30
Diversified	0.61
Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 1/31/06

Security	% of Net Assets
Exxon Mobil Corp.	2.18%
General Electric Co.	1.90
BP PLC ADR	1.44
Citigroup Inc.	1.33
Bank of America Corp.	1.11
Procter & Gamble Co.	1.11
Pfizer Inc.	1.05
HSBC Holdings PLC ADR	1.02
Johnson & Johnson	0.93
Total SA ADR	0.88

TOTAL	12.95%

6	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® NYSE 100 INDEX FUND

Performance as of January 31, 2006

The iShares NYSE 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE U.S. 100 Index (the “Index”). The Index measures the performance of the largest 100 U.S. companies, based on market capitalization, listed on the NYSE. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended January 31, 2006, the Fund returned 4.00%, while the Index returned 4.12%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/06			Inception to 1/31/06			Inception to 1/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.58%	7.97%	7.82%	6.82%	7.03%	7.05%	12.96%	13.36%	13.36%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/29/04). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/2/04), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 1/31/06

Sector	% of Net Assets
Financial	24.97%
Consumer Non-Cyclical	24.93
Energy	13.30
Industrial	12.35
Communications	9.01
Consumer Cyclical	6.15
Technology	5.48
Utilities	2.10
Basic Materials	1.63
Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 1/31/06

Security	% of Net Assets
Exxon Mobil Corp.	6.07%
General Electric Co.	5.27
Citigroup Inc.	3.68
Bank of America Corp.	3.14
Procter & Gamble Co.	3.07
Pfizer Inc.	2.90
Johnson & Johnson	2.60
Altria Group Inc.	2.27
American International Group Inc.	2.26
JP Morgan Chase & Co.	2.12

TOTAL	33.38%

FUND PERFORMANCE OVERVIEW	7

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (August 1, 2005)	Ending Account Value (January 31, 2006)	Annualized Expense Ratio	Expenses Paid During Period [a] (August 1, 2005 to January 31, 2006)
Goldman Sachs Technology
Actual	$ 1,000.00	$ 1,067.10	0.51%	$ 2.66
Hypothetical (5% return before expenses)	1,000.00	1,022.63	0.51	2.60
Goldman Sachs Networking
Actual	1,000.00	1,151.50	0.51	2.77
Hypothetical (5% return before expenses)	1,000.00	1,022.63	0.51	2.60
Goldman Sachs Semiconductor
Actual	1,000.00	1,130.20	0.51	2.74
Hypothetical (5% return before expenses)	1,000.00	1,022.63	0.51	2.60
Goldman Sachs Software
Actual	1,000.00	1,039.00	0.51	2.62
Hypothetical (5% return before expenses)	1,000.00	1,022.63	0.51	2.60

8	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (August 1, 2005)	Ending Account Value (January 31, 2006)	Annualized Expense Ratio	Expenses Paid During Period [a] (August 1, 2005 to January 31, 2006)
Goldman Sachs Natural Resources
Actual	$ 1,000.00	$ 1,252.00	0.51%	$ 2.89
Hypothetical (5% return before expenses)	1,000.00	1,022.63	0.51	2.60
NYSE Composite
Actual	1,000.00	1,092.90	0.26	1.37
Hypothetical (5% return before expenses)	1,000.00	1,023.89	0.26	1.33
NYSE 100
Actual	1,000.00	1,040.00	0.21	1.08
Hypothetical (5% return before expenses)	1,000.00	1,024.15	0.21	1.07

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

January 31, 2006

Security	Shares	Value
COMMON STOCKS – 100.00%
ADVERTISING – 0.21%
Getty Images Inc.[1,2]	8,037	$656,221

		656,221
COMMERCIAL SERVICES – 1.82%
Accenture Ltd.	75,776	2,389,217
BearingPoint Inc.[1]	26,324	216,383
ChoicePoint Inc.[1]	11,928	490,479
Convergys Corp.[1]	18,776	322,947
Hewitt Associates Inc. Class A1	6,785	181,159
Net 1 UEPS Technologies Inc.[1]	7,286	219,746
Paychex Inc.	49,881	1,813,174

		5,633,105
COMPUTERS – 23.22%
Affiliated Computer Services Inc. Class A1	15,733	984,886
Anteon International Corp.[1]	4,837	266,761
Apple Computer Inc.[1]	108,584	8,199,178
BISYS Group Inc. (The)[1]	15,955	231,188
Brocade Communications Systems Inc.[1]	35,519	163,387
CACI International Inc. Class A1	3,963	226,287
Cadence Design Systems Inc.[1]	36,527	645,067
Ceridian Corp.[1]	19,833	489,478
Cognizant Technology Solutions Corp.[1]	17,772	930,720
Computer Sciences Corp.[1]	24,177	1,225,774
Creative Technology Ltd.[2]	11,168	88,674
Dell Inc.[1]	319,069	9,351,912
DST Systems Inc.[1]	10,950	620,427
Electronic Data Systems Corp.	68,388	1,722,694
Electronics For Imaging Inc.[1]	7,161	198,002
EMC Corp.[1]	316,331	4,238,835
Gateway Inc.[1]	49,066	133,460
Henry (Jack) & Associates Inc.[2]	12,070	247,073
Hewlett-Packard Co.	380,379	11,860,217
Imation Corp.	4,442	201,356
Intergraph Corp.[1,2]	3,740	142,905
International Business Machines Corp.	212,614	17,285,518
Kronos Inc.[1]	4,248	166,946
Lexmark International Inc.[1]	16,237	788,631
Maxtor Corp.[1,2]	33,547	308,632
Mentor Graphics Corp.[1]	10,358	113,938
National Instruments Corp.	10,541	348,802
Network Appliance Inc.[1]	48,097	1,500,626
Palm Inc.[1]	6,503	256,738
Perot Systems Corp. Class A1,2	15,420	232,379
Research in Motion Ltd.[1]	24,975	1,685,812
Reynolds & Reynolds Co. (The) Class A	8,358	237,367
SanDisk Corp.[1]	23,877	1,608,355
Seagate Technology	62,537	1,630,965
SRA International Inc. Class A1	5,045	160,229
Sun Microsystems Inc.[1]	448,908	2,020,086
Synopsys Inc.[1]	19,032	420,798
Unisys Corp.[1]	44,879	300,241
Western Digital Corp.[1]	28,194	616,321

		71,850,665
DISTRIBUTION & WHOLESALE – 0.33%
CDW Corp.	10,697	599,032
Ingram Micro Inc. Class A1	21,115	408,575

		1,007,607
ELECTRICAL COMPONENTS & EQUIPMENT – 0.46%
ASM Lithography Holding NV NYS[1]	63,751	1,440,135

		1,440,135
ELECTRONICS – 3.04%
Agilent Technologies Inc.[1]	64,760	2,196,012
Amphenol Corp. Class A	11,680	593,694
Arrow Electronics Inc.[1]	15,583	535,432
Avnet Inc.[1]	15,980	390,711
AVX Corp.[2]	22,922	380,964
Benchmark Electronics Inc.[1,2]	5,516	201,499
Celestica Inc.[1]	24,819	247,694
Cymer Inc.[1]	4,793	216,356
Flextronics International Ltd.[1]	74,209	776,226
Jabil Circuit Inc.[1]	26,560	1,073,024
KEMET Corp.[1]	11,472	105,313
Nam Tai Electronics Inc.	5,649	132,017
PerkinElmer Inc.	17,172	390,491
Sanmina-SCI Corp.[1]	69,606	293,041
Solectron Corp.[1]	128,744	491,802
Symbol Technologies Inc.	31,787	392,569

10	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

January 31, 2006

Security	Shares	Value
Tektronix Inc.	11,685	$344,707
Trimble Navigation Ltd.[1]	6,998	280,060
Vishay Intertechnology Inc.[1]	22,444	355,289

		9,396,901
ENTERTAINMENT – 0.04%
Macrovision Corp.[1]	6,686	124,293

		124,293
INTERNET – 12.40%
Akamai Technologies Inc.[1,2]	16,912	369,189
Amazon.com Inc.[1]	54,153	2,427,137
Avocent Corp.[1]	6,585	219,083
Check Point Software Technologies Ltd.[1]	33,780	730,999
CheckFree Corp.[1,2]	11,941	618,783
CNET Networks Inc.[1,2]	19,305	289,961
Digital Insight Corp.[1]	4,721	169,342
Digital River Inc.[1,2]	4,546	152,655
EarthLink Inc.[1,2]	18,442	210,608
eBay Inc.[1]	177,789	7,662,706
Expedia Inc.[1,2]	44,284	1,152,270
F5 Networks Inc.[1]	4,981	322,271
Google Inc. Class A1	22,565	9,776,286
IAC/InterActiveCorp[1,2]	44,297	1,285,499
InfoSpace Inc.[1]	4,395	103,766
Internet Security Systems Inc.[1]	6,039	128,751
McAfee Inc.[1]	21,339	494,851
Monster Worldwide Inc.[1]	15,232	649,797
NetFlix Inc.[1,2]	6,949	191,445
Openwave Systems Inc.[1]	9,297	200,443
Overstock.com Inc.[1,2]	2,692	64,473
RealNetworks Inc.[1]	22,680	182,574
RSA Security Inc.[1]	9,436	145,031
Symantec Corp.[1]	156,848	2,882,866
TIBCO Software Inc.[1]	28,596	228,482
ValueClick Inc.[1,2]	10,813	203,501
VeriSign Inc.[1]	34,717	824,529
WebEx Communications Inc.[1,2]	6,034	146,506
Websense Inc.[1,2]	3,167	208,800
Yahoo! Inc.[1]	184,035	6,319,762

		38,362,366
LEISURE TIME – 0.14%
Sabre Holdings Corp.	17,364	425,418

		425,418
MACHINERY – 0.23%
Intermec Inc.[1,2]	8,132	283,563
Zebra Technologies Corp. Class A1,2	9,533	429,271

		712,834
SEMICONDUCTORS – 20.07%
Advanced Micro Devices Inc.[1]	52,055	2,179,022
Agere Systems Inc.[1]	23,935	297,033
Altera Corp.[1,2]	48,780	941,942
AMIS Holdings Inc.[1]	11,330	117,265
Amkor Technology Inc.[1]	23,405	131,770
Analog Devices Inc.	48,767	1,939,464
Applied Materials Inc.	216,432	4,123,030
Applied Micro Circuits Corp.[1]	40,339	132,715
ASE Test Ltd.[1]	13,362	99,547
Atmel Corp.[1]	63,662	251,465
Broadcom Corp. Class A1	36,510	2,489,982
Conexant Systems Inc.[1]	62,459	209,862
Cree Inc.[1,2]	9,945	259,863
Cypress Semiconductor Corp.[1]	17,445	295,344
Emulex Corp.[1]	10,982	201,520
Entegris Inc.[1]	17,455	183,277
Fairchild Semiconductor International Inc. Class A1	15,798	315,170
FormFactor Inc.[1]	5,194	154,885
Freescale Semiconductor Inc. Class A1	17,356	436,677
Freescale Semiconductor Inc. Class B1	35,440	894,860
Integrated Device Technology Inc.[1]	25,909	359,876
Intel Corp.	813,515	17,303,464
International Rectifier Corp.[1,2]	8,540	310,600
Intersil Corp. Class A	20,244	588,291
KLA-Tencor Corp.	25,949	1,348,829
Lam Research Corp.[1]	18,180	844,097
Linear Technology Corp.	40,331	1,500,717
LSI Logic Corp.[1]	51,354	469,889
Marvell Technology Group Ltd.[1]	36,791	2,517,240
Maxim Integrated Products Inc.	43,227	1,774,036
MEMC Electronic Materials Inc.[1]	27,432	784,007
Micrel Inc.[1]	11,565	141,903

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

January 31, 2006

Security	Shares	Value
Microchip Technology Inc.	27,366	$1,026,499
Micron Technology Inc.[1]	80,739	1,185,249
Microsemi Corp.[1,2]	8,166	248,573
MKS Instruments Inc.[1]	7,143	155,360
National Semiconductor Corp.	45,847	1,293,344
Novellus Systems Inc.[1]	18,290	518,521
NVIDIA Corp.[1]	22,234	999,641
OmniVision Technologies Inc.[1,2]	7,534	190,083
ON Semiconductor Corp.[1]	33,812	253,928
PMC-Sierra Inc.[1]	23,824	225,375
QLogic Corp.[1]	12,154	482,149
Rambus Inc.[1]	13,142	384,272
Semtech Corp.[1]	9,754	188,057
Silicon Image Inc.[1]	10,478	121,230
Silicon Laboratories Inc.[1]	6,997	344,462
SiRF Technology Holdings Inc.[1]	6,188	208,474
Skyworks Solutions Inc.[1]	20,757	109,597
STMicroelectronics NV NYS	119,260	2,197,962
Teradyne Inc.[1]	25,930	451,701
Texas Instruments Inc.	219,053	6,402,919
Varian Semiconductor Equipment Associates Inc.[1,2]	4,861	240,765
Xilinx Inc.	46,077	1,297,528

		62,123,331
SOFTWARE – 21.08%
Activision Inc.[1]	35,187	504,582
Acxiom Corp.	11,324	268,039
Adobe Systems Inc.	77,130	3,063,604
Advent Software Inc.[1]	4,073	106,957
ANSYS Inc.[1]	4,209	184,607
ATI Technologies Inc.[1]	33,070	590,300
Autodesk Inc.	30,025	1,218,715
Automatic Data Processing Inc.	76,803	3,374,724
Avid Technology Inc.[1]	5,474	271,894
BEA Systems Inc.[1]	52,787	547,401
BMC Software Inc.[1,2]	29,056	642,138
Certegy Inc.	8,161	354,595
Citrix Systems Inc.[1]	22,198	684,586
Cognos Inc.[1]	11,993	456,933
Computer Associates International Inc.	77,938	2,127,707
Compuware Corp.[1]	51,295	422,671
CSG Systems International Inc.[1,2]	6,667	151,808
Electronic Arts Inc.[1]	40,396	2,204,814
Fair Isaac Corp.	8,935	395,999
FileNET Corp.[1]	5,408	151,748
First Data Corp.	102,509	4,623,156
Fiserv Inc.[1]	25,114	1,104,514
Global Payments Inc.	10,316	525,394
Hyperion Solutions Corp.[1]	8,034	276,450
Informatica Corp.[1,2]	11,489	169,118
Intuit Inc.[1]	23,805	1,245,716
Keane Inc.[1,2]	8,267	89,532
Microsoft Corp.	929,863	26,175,643
Midway Games Inc.[1,2]	11,818	157,061
NAVTEQ Corp.[1,2]	12,014	539,549
NetIQ Corp.[1,2]	7,177	94,306
Novell Inc.[1,2]	50,449	491,373
Open Text Corp.[1,2]	6,506	107,804
Oracle Corp.[1]	677,570	8,517,055
Parametric Technology Corp.[1]	35,907	224,778
Quest Software Inc.[1]	12,808	202,879
Red Hat Inc.[1,2]	23,179	671,032
Salesforce.com Inc.[1,2]	14,053	576,876
Siebel Systems Inc.	67,789	719,241
Sybase Inc.[1]	11,845	255,734
Take-Two Interactive Software Inc.[1,2]	9,304	147,561
THQ Inc.[1,2]	7,799	204,724
VeriFone Holdings Inc.[1]	8,910	227,383
Wind River Systems Inc.[1]	11,138	149,026

		65,219,727
TELECOMMUNICATIONS – 16.96%
ADC Telecommunications Inc.[1]	15,363	389,606
ADTRAN Inc.	9,944	291,658
Amdocs Ltd.[1]	26,420	850,724
Andrew Corp.[1]	21,454	278,258
Avaya Inc.[1]	62,581	660,230
Black Box Corp.	2,240	113,411
CIENA Corp.[1]	76,009	304,036
Cisco Systems Inc.[1]	842,203	15,639,710
Comverse Technology Inc.[1]	26,282	719,864
Corning Inc.[1]	187,341	4,561,753
Crown Castle International Corp.[1]	28,748	909,299

12	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

January 31, 2006

Security	Shares or Principal	Value
Foundry Networks Inc.[1]	18,284	$274,809
Harris Corp.	17,527	813,779
InterDigital Communications Corp.[1]	7,072	182,670
Ixia[1,2]	8,519	107,339
JDS Uniphase Corp.[1]	184,097	576,224
Juniper Networks Inc.[1]	71,828	1,302,242
Lucent Technologies Inc.[1]	583,909	1,541,520
Motorola Inc.	323,174	7,339,282
Nortel Networks Corp.[1]	562,554	1,687,662
Polycom Inc.[1]	12,946	250,893
Powerwave Technologies Inc.[1]	13,107	191,493
QUALCOMM Inc.	215,285	10,325,069
RF Micro Devices Inc.[1]	24,822	180,704
Scientific-Atlanta Inc.	20,004	855,371
Sonus Networks Inc.[1]	32,880	153,878
Sycamore Networks Inc.[1]	36,438	180,368
Syniverse Holdings Inc.[1]	8,879	213,185
Tekelec[1]	8,706	136,249
Tellabs Inc. [1]	58,804	752,103
3Com Corp. [1]	50,831	232,298
UTStarcom Inc.[1,2]	15,197	106,531
West Corp. [1]	9,044	369,267

		52,491,485

TOTAL COMMON STOCKS (Cost: $301,749,155)		309,444,088
SHORT-TERM INVESTMENTS – 2.76%
CERTIFICATES OF DEPOSIT[3] – 0.02%
Toronto-Dominion Bank
3.94%, 07/10/06	$28,663	28,663
Wells Fargo Bank N.A.
4.78%, 12/05/06	45,861	45,861

		74,524
COMMERCIAL PAPER[3] – 0.17%
Amstel Funding Corp.
3.91% - 4.40%, 02/15/06 - 05/08/06	57,326	56,946
Bryant Park Funding LLC
3.92% - 4.50%, 02/03/06 - 02/22/06	31,833	31,794

Security	Principal	Value
CAFCO LLC
4.19%, 02/06/06	$65,925	$65,887
CC USA Inc.
4.23%, 04/21/06	17,198	17,038
CRC Funding LLC
4.19%, 02/03/06 - 02/06/06	88,855	88,827
Edison Asset Securitization LLC
4.37%, 05/08/06	28,663	28,329
Galaxy Funding Inc.
4.23%, 04/18/06	16,453	16,306
Grampian Funding LLC
4.41%, 05/15/06	28,663	28,301
HSBC PLC
3.88%, 02/03/06	17,198	17,194
Nordea North America Inc.
4.16%, 04/04/06	60,192	59,762
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	57,326	57,226
Sedna Finance Inc.
3.92%, 02/21/06	14,332	14,300
Sigma Finance Inc.
4.16%, 04/06/06	34,396	34,141

		516,051
LOAN PARTICIPATIONS[3] – 0.01%
Army & Air Force Exchange Service
4.24%, 02/01/06	28,663	28,663

		28,663
MEDIUM-TERM NOTES[3] – 0.06%
Dorada Finance Inc.
3.93%, 07/07/06	17,771	17,770
K2 USA LLC
3.94%, 07/07/06	34,396	34,395
Marshall & Ilsley Bank
5.18%, 12/15/06	57,326	57,497
Toronto-Dominion Bank
3.81%, 06/20/06	71,658	71,660
US Bank N.A.
2.85%, 11/15/06	11,465	11,299

		192,621

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

January 31, 2006

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.41%[4,5]	112,835	$112,835

		112,835
REPURCHASE AGREEMENTS[3] – 0.76%
Bank of America N.A. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $859,998 (collateralized by U.S. Government obligations, value $879,056, 5.00%, 7/1/35).	$859,891	859,891
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.56%, due 2/1/06, maturity value $86,000 (collateralized by non-U.S. Government debt securities, value $94,802, 0.00% to 7.53%, 11/25/30 to 3/25/46).[6]	85,989	85,989
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $286,666 (collateralized by U.S. Government obligations, value $293,019, 3.50% to 8.00%, 8/1/08 to 2/1/36).	286,630	286,630
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.55%, due 2/1/06, maturity value $143,333 (collateralized by non-U.S. Government debt securities, value $147,946, 3.21% to 5.96%, 8/3/14 to 8/19/45).[6]	143,315	143,315
Goldman Sachs Group Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $286,666 (collateralized by U.S. Government obligations, value $293,019, 4.00% to 5.50%, 9/1/20 to 1/1/36).	286,630	286,630

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, 4.65%, due 2/1/06, maturity value $172,000 (collateralized by non-U.S. Government debt securities, value $180,982, 0.00% to 10.00%, 7/30/08 to 12/1/10).[6]	$171,978	$171,978
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.60%, due 2/1/06, maturity value $86,000 (collateralized by non-U.S. Government debt securities, value $88,769, 4.60% to 9.25%, 5/15/06 to 2/1/24).[6]	85,989	85,989
Merrill Lynch Government Securities Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $129,000 (collateralized by U.S. Government obligations, value $133,152, 3.50% to 6.00%, 10/25/11 to 5/25/34).	128,984	128,984
Morgan Stanley Repurchase Agreement, 4.55%, due 2/1/06, maturity value $286,666 (collateralized by non-U.S. Government debt securities, value $298,550, 0.00% to 8.85%, 2/3/06 to 3/15/42).[6]	286,630	286,630

		2,336,036
TIME DEPOSITS[3] – 0.27%
Abbey National Treasury Services PLC
4.49%, 02/01/06	200,641	200,641
Deutsche Bank AG
4.47% - 4.48%, 02/01/06	247,574	247,574
Societe Generale
4.48%, 02/01/06	286,630	286,630
UBS AG
4.48%, 02/01/06	114,652	114,652

		849,497

14	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

January 31, 2006

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES[3] – 1.43%
Allstate Life Global Funding II
4.44% - 4.53%, 11/09/06 - 02/27/07[7]	$201,501	$201,546
American Express Bank
4.44% - 4.52%, 06/29/06 - 10/25/06	134,716	134,716
American Express Centurion Bank
4.52%, 06/29/06	22,930	22,930
American Express Credit Corp.
4.49%, 02/05/07	17,198	17,213
ASIF Global Financing
4.34% - 4.55%, 05/30/06 - 08/11/06[7]	186,310	186,373
Australia & New Zealand Banking Group Ltd.
4.49%, 02/23/07[7]	37,262	37,262
Bank of Ireland
4.46%, 12/20/06[7]	57,326	57,326
Beta Finance Inc.
4.37% - 4.49%, 04/25/06 - 06/09/06[7]	142,742	142,738
BMW US Capital LLC
4.44%, 02/15/07[7]	57,326	57,326
CC USA Inc.
4.42% - 4.48%, 03/23/06 - 07/14/06[7]	154,207	154,204
Commodore CDO Ltd.
4.56%, 12/12/06[7]	14,332	14,332
Credit Suisse First Boston NY
4.39%, 05/09/06	57,326	57,326
DEPFA Bank PLC
4.50%, 12/15/06	57,326	57,326
Descartes Funding Trust
4.47%, 11/15/06[7]	25,797	25,797
Dorada Finance Inc.
4.47%, 06/26/06[7]	14,332	14,331
Eli Lilly Services Inc.
4.36%, 09/01/06[7]	57,326	57,326
Fifth Third Bancorp.
4.49%, 01/23/07[7]	114,652	114,652
Five Finance Inc.
4.49% - 4.52%, 02/27/06 - 06/26/06[7]	40,128	40,128
General Electric Capital Corp.
4.52%, 01/09/07	25,797	25,816
Greenwich Capital Holdings Inc.
4.35% - 4.38%, 02/10/06 - 03/02/06	42,995	42,995
Hartford Life Global Funding Trusts
4.46%, 02/15/07	57,326	57,326
HBOS Treasury Services PLC
4.57%, 01/24/07	57,326	57,326
Holmes Financing PLC
4.44%, 12/15/06[7]	157,647	157,647
HSBC Bank USA N.A.
4.27% - 4.64%, 05/04/06 - 08/03/06	48,727	48,736
K2 USA LLC
4.34% - 4.46%, 02/15/06 - 09/11/06[7]	166,246	166,240
Leafs LLC
4.49%, 02/21/06 - 01/22/07[7]	60,036	60,036
Links Finance LLC
4.46% - 4.65%, 02/06/06 - 03/15/06[7]	137,583	137,585
Marshall & Ilsley Bank
4.45% - 4.59%, 02/20/06 - 12/15/06	88,855	88,859
Metropolitan Life Global Funding I
4.39% - 4.55%, 08/28/06 - 02/06/07[7]	171,405	171,486
Mound Financing PLC
4.38%, 11/08/06[7]	114,652	114,652
Natexis Banques Populaires
4.45%, 01/12/07[7]	42,995	42,995
Nationwide Building Society
4.45% - 4.58%, 01/05/07 - 01/26/07[7]	154,780	154,786
Nordea Bank AB
4.42%, 01/11/07[7]	100,321	100,321

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

January 31, 2006

Security	Principal	Value
Northern Rock PLC
4.40%, 02/02/07[7]	$68,791	$68,794
Permanent Financing PLC
4.38%, 03/10/06 - 06/12/06[7]	155,927	155,927
Pfizer Investment Capital PLC
4.43%, 12/15/06[7]	143,315	143,315
Principal Life Income Funding Trusts
4.29%, 05/10/06	42,995	42,995
Royal Bank of Scotland
4.50%, 08/30/06	57,326	57,319
Sedna Finance Inc.
4.46%, 09/20/06[7]	17,198	17,198
Sigma Finance Inc.
4.43% - 4.45%, 03/20/06 - 08/15/06[7]	63,632	63,630
Skandinaviska Enskilda Bank NY
4.47%, 11/16/06[7]	57,326	57,326
Societe Generale
4.36%, 02/02/07[7]	40,128	40,128
Strips III LLC
4.57%, 07/24/06[7,8]	15,123	15,123
SunTrust Bank
4.62%, 04/28/06	85,989	85,989
Tango Finance Corp.
4.47% - 4.49%, 05/25/06 - 09/27/06[7]	127,837	127,831
Toyota Motor Credit Corp.
4.53%, 04/10/06	25,797	25,797
UniCredito Italiano SpA
4.43%, 06/14/06	74,524	74,514
Union Hamilton Special Funding LLC
4.52%, 03/28/06[7]	57,326	57,326
US Bank N.A.
4.49%, 09/29/06	25,797	25,792
Variable Funding Capital Corp.
4.37% - 4.42%, 02/16/06 - 03/13/06	186,310	186,310
Wachovia Asset Securitization Inc.
4.52%, 02/26/06[7]	113,783	113,783
Wells Fargo & Co.
4.46%, 09/15/06[7]	28,663	28,665
WhistleJacket Capital Ltd.
4.47% - 4.52%, 06/22/06 - 07/28/06[7]	42,995	42,991
White Pine Finance LLC
4.45% - 4.49%, 03/27/06 - 06/20/06[7]	60,192	60,192
Winston Funding Ltd.
4.68%, 04/23/06[7]	40,931	40,931
World Savings Bank
4.37%, 03/09/06	85,989	85,989

		4,437,523

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,547,750)		8,547,750

TOTAL INVESTMENTS IN SECURITIES – 102.76% (Cost: $310,296,905)		317,991,838
Other Assets, Less Liabilities – (2.76)%		(8,534,457)

NET ASSETS – 100.00%		$309,457,381

NYS – New York Registered Shares

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
[7]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

16	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

January 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.99%
COMPUTERS – 5.05%
Research in Motion Ltd.[1,2]	193,147	$13,037,423

		13,037,423
SEMICONDUCTORS – 22.60%
Agere Systems Inc.[1]	268,537	3,332,544
Applied Micro Circuits Corp.[1]	517,404	1,702,259
Broadcom Corp. Class A1	334,995	22,846,659
Conexant Systems Inc.[1]	901,113	3,027,740
Marvell Technology Group Ltd.[1]	290,432	19,871,357
PMC-Sierra Inc.[1]	296,959	2,809,232
SiRF Technology Holdings Inc.[1]	76,790	2,587,055
Skyworks Solutions Inc.[1]	242,580	1,280,822
Vitesse Semiconductor Corp.[1,2]	351,587	914,126

		58,371,794
TELECOMMUNICATIONS – 72.34%
ADC Telecommunications Inc.[1,2]	152,184	3,859,386
ADTRAN Inc.	128,473	3,768,113
Avaya Inc.[1]	581,893	6,138,971
CIENA Corp.[1]	697,201	2,788,804
Cisco Systems Inc.[1]	1,022,780	18,993,025
Comverse Technology Inc.[1]	250,739	6,867,741
Corning Inc.[1]	1,001,394	24,383,944
Extreme Networks Inc.[1]	159,423	781,173
Foundry Networks Inc.[1,2]	179,194	2,693,286
InterDigital Communications Corp.[1]	94,632	2,444,345
Ixia[1,2]	77,765	979,839
JDS Uniphase Corp.[1]	1,693,340	5,300,154
Juniper Networks Inc.[1]	651,832	11,817,714
Lucent Technologies Inc.[1,2]	4,773,825	12,602,898
Motorola Inc.	884,160	20,079,274
Nortel Networks Corp.[1]	4,250,808	12,752,424
Polycom Inc.[1]	128,133	2,483,218
Powerwave Technologies Inc.[1]	120,216	1,756,356
QUALCOMM Inc.	460,058	22,064,382
Scientific-Atlanta Inc.	196,703	8,411,020
Sonus Networks Inc.[1,2]	591,731	2,769,301
Sycamore Networks Inc.[1]	332,956	1,648,132
Tellabs Inc.[1]	576,999	7,379,817

Security	Shares or Principal	Value
3Com Corp. [1]	525,530	$2,401,672
UTStarcom Inc.[1,2]	230,392	1,615,048

		186,780,037

TOTAL COMMON STOCKS (Cost: $246,629,846)		258,189,254
SHORT-TERM INVESTMENTS – 5.23%
CERTIFICATES OF DEPOSIT[3] – 0.05%
Toronto-Dominion Bank
3.94%, 07/10/06	$45,398	45,398
Wells Fargo Bank N.A.
4.78%, 12/05/06	72,637	72,637

		118,035
COMMERCIAL PAPER[3] – 0.32%
Amstel Funding Corp.
3.91% - 4.40%, 02/15/06 - 05/08/06	90,796	90,194
Bryant Park Funding LLC
3.92% - 4.50%, 02/03/06 - 02/22/06	50,418	50,358
CAFCO LLC
4.19%, 02/06/06	104,416	104,355
CC USA Inc.
4.23%, 04/21/06	27,239	26,986
CRC Funding LLC
4.19%, 02/03/06 - 02/06/06	140,734	140,692
Edison Asset Securitization LLC
4.37%, 05/08/06	45,398	44,869
Galaxy Funding Inc.
4.23%, 04/18/06	26,059	25,826
Grampian Funding LLC
4.41%, 05/15/06	45,398	44,825
HSBC PLC
3.88%, 02/03/06	27,239	27,233
Nordea North America Inc.
4.16%, 04/04/06	95,336	94,653
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	90,796	90,638

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

January 31, 2006

Security	Shares or Principal	Value
Sedna Finance Inc.
3.92%, 02/21/06	$22,699	$22,650
Sigma Finance Inc.
4.16%, 04/06/06	54,478	54,075

		817,354
LOAN PARTICIPATIONS[3] – 0.02%
Army & Air Force Exchange Service
4.24%, 02/01/06	45,398	45,398

		45,398
MEDIUM-TERM NOTES[3] – 0.12%
Dorada Finance Inc.
3.93%, 07/07/06	28,147	28,146
K2 USA LLC
3.94%, 07/07/06	54,478	54,477
Marshall & Ilsley Bank
5.18%, 12/15/06	90,796	91,068
Toronto-Dominion Bank
3.81%, 06/20/06	113,495	113,499
US Bank N.A.
2.85%, 11/15/06	18,159	17,896

		305,086
MONEY MARKET FUNDS – 0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.41%[4,5]	130,703	130,703

		130,703
REPURCHASE AGREEMENTS[3] – 1.43%
Bank of America N.A. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $1,362,112 (collateralized by U.S. Government obligations, value $1,392,297, 5.00%, 7/1/35).	$1,361,943	1,361,943
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.56%, due 2/1/06, maturity value $136,211 (collateralized by non-U.S. Government debt securities, value $150,152, 0.00% to 7.53%, 11/25/30 to 3/25/46).[6]	136,194	136,194

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $454,037 (collateralized by U.S. Government obligations, value $464,099, 3.50% to 8.00%, 8/1/08 to 2/1/36).	$453,981	$453,981
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.55%, due 2/1/06, maturity value $227,019 (collateralized by non-U.S. Government debt securities, value $234,325, 3.21% to 5.96%, 8/3/14 to 8/19/45).[6]	226,990	226,990
Goldman Sachs Group Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $454,037 (collateralized by U.S. Government obligations, value $464,099, 4.00% to 5.50%, 9/1/20 to 1/1/36).	453,981	453,981
Goldman Sachs Group Inc. Repurchase Agreement, 4.65%, due 2/1/06, maturity value $272,424 (collateralized by non-U.S. Government debt securities, value $286,649, 0.00% to 10.00%, 7/30/08 to 12/1/10).[6]	272,389	272,389

Merrill Lynch & Co. Inc. Repurchase Agreement, 4.60%, due 2/1/06, maturity value $136,211 (collateralized by non-U.S. Government debt securities, value $140,597, 4.60% to 9.25%, 5/15/06 to 2/1/24).[6]	136,194	136,194

18	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

January 31, 2006

Security	Principal	Value
Merrill Lynch Government Securities Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $ 204,316 (collateralized by U.S. Government obligations, value $210,893, 3.50% to 6.00%, 10/25/11 to 5/25/34).	$204,291	$204,291
Morgan Stanley Repurchase Agreement, 4.55%, due 2/1/06, maturity value $454,038 (collateralized by non-U.S. Government debt securities, value $472,860, 0.00% to 8.85%, 2/3/06 to 3/15/42).[6]	453,981	453,981

		3,699,944
TIME DEPOSITS[3] – 0.52%
Abbey National Treasury Services PLC
4.49%, 02/01/06	317,787	317,787
Deutsche Bank AG
4.47% - 4.48%, 02/01/06	392,122	392,122
Societe Generale
4.48%, 02/01/06	453,981	453,981
UBS AG
4.48%, 02/01/06	181,592	181,592

		1,345,482
VARIABLE & FLOATING RATE NOTES[3] – 2.72%
Allstate Life Global Funding II
4.44% - 4.53%, 11/09/06 - 02/27/07[7]	319,149	319,222
American Express Bank
4.44% - 4.52%, 06/29/06 - 10/25/06	213,371	213,370
American Express Centurion Bank
4.52%, 06/29/06	36,318	36,318
American Express Credit Corp.
4.49%, 02/05/07	27,239	27,263
ASIF Global Financing
4.34% - 4.55%, 05/30/06 - 08/11/06[7]	295,088	295,187
Australia & New Zealand Banking Group Ltd.
4.49%, 02/23/07[7]	59,018	59,018
Bank of Ireland
4.46%, 12/20/06[7]	90,796	90,796
Beta Finance Inc.
4.37% - 4.49%, 04/25/06 - 06/09/06[7]	226,082	226,076
BMW US Capital LLC
4.44%, 02/15/07[7]	90,796	90,796
CC USA Inc.
4.42% - 4.48%, 03/23/06 - 07/14/06[7]	244,242	244,237
Commodore CDO Ltd.
4.56%, 12/12/06[7]	22,699	22,699
Credit Suisse First Boston NY
4.39%, 05/09/06	90,796	90,796
DEPFA Bank PLC
4.50%, 12/15/06	90,796	90,796
Descartes Funding Trust
4.47%, 11/15/06[7]	40,858	40,858
Dorada Finance Inc.
4.47%, 06/26/06[7]	22,699	22,698
Eli Lilly Services Inc.
4.36%, 09/01/06[7]	90,796	90,796
Fifth Third Bancorp.
4.49%, 01/23/07[7]	181,592	181,592
Five Finance Inc.
4.49% - 4.52%, 02/27/06 - 06/26/06[7]	63,557	63,557
General Electric Capital Corp.
4.52%, 01/09/07	40,858	40,889
Greenwich Capital Holdings Inc.
4.35% - 4.38%, 02/10/06 - 03/02/06	68,097	68,097
Hartford Life Global Funding Trusts
4.46%, 02/15/07	90,796	90,796
HBOS Treasury Services PLC
4.57%, 01/24/07	90,796	90,796

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

January 31, 2006

Security	Principal	Value
Holmes Financing PLC
4.44%, 12/15/06[7]	$249,689	$249,689
HSBC Bank USA N.A.
4.27% - 4.64%, 05/04/06 - 08/03/06	77,177	77,191
K2 USA LLC
4.34% - 4.46%, 02/15/06 - 09/11/06[7]	263,309	263,299
Leafs LLC
4.49%, 02/21/06 - 01/22/07[7]	95,088	95,088
Links Finance LLC
4.46% - 4.65%, 02/06/06 - 03/15/06[7]	217,911	217,913
Marshall & Ilsley Bank
4.45% - 4.59%, 02/20/06 - 12/15/06	140,734	140,740
Metropolitan Life Global Funding I
4.39% - 4.55%, 08/28/06 - 02/06/07[7]	271,481	271,609
Mound Financing PLC
4.38%, 11/08/06[7]	181,592	181,592
Natexis Banques Populaires
4.45%, 01/12/07[7]	68,097	68,097
Nationwide Building Society
4.45% - 4.58%, 01/05/07 - 01/26/07[7]	245,150	245,159
Nordea Bank AB
4.42%, 01/11/07[7]	158,893	158,893
Northern Rock PLC
4.40%, 02/02/07[7]	108,955	108,959
Permanent Financing PLC
4.38%, 03/10/06 - 06/12/06[7]	246,966	246,966
Pfizer Investment Capital PLC
4.43%, 12/15/06[7]	226,990	226,990
Principal Life Income Funding Trusts
4.29%, 05/10/06	68,097	68,098
Royal Bank of Scotland
4.50%, 08/30/06	90,796	90,786
Sedna Finance Inc.
4.46%, 09/20/06[7]	27,239	27,239
Sigma Finance Inc.
4.43% - 4.45%, 03/20/06 - 08/15/06[7]	100,784	100,782
Skandinaviska Enskilda Bank NY
4.47%, 11/16/06[7]	90,796	90,796
Societe Generale
4.36%, 02/02/07[7]	63,557	63,557
Strips III LLC
4.57%, 07/24/06[7,8]	23,952	23,952
SunTrust Bank
4.62%, 04/28/06	136,194	136,194
Tango Finance Corp.
4.47% - 4.49%, 05/25/06 - 09/27/06[7]	202,475	202,464
Toyota Motor Credit Corp.
4.53%, 04/10/06	40,858	40,858
UniCredito Italiano SpA
4.43%, 06/14/06	118,035	118,020
Union Hamilton Special Funding LLC
4.52%, 03/28/06[7]	90,796	90,796
US Bank N.A.
4.49%, 09/29/06	40,858	40,851
Variable Funding Capital Corp.
4.37% - 4.42%, 02/16/06 - 03/13/06	295,088	295,087
Wachovia Asset Securitization Inc.
4.52%, 02/26/06[7]	180,215	180,216
Wells Fargo & Co.
4.46%, 09/15/06[7]	45,398	45,401
WhistleJacket Capital Ltd.
4.47% - 4.52%, 06/22/06 - 07/28/06[7]	68,097	68,091
White Pine Finance LLC
4.45% - 4.49%, 03/27/06 - 06/20/06[7]	95,336	95,336
Winston Funding Ltd.
4.68%, 04/23/06[7]	64,828	64,828

20	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

January 31, 2006

Security	Principal	Value
World Savings Bank
4.37%, 03/09/06	$136,194	$136,194

		7,028,384

TOTAL SHORT-TERM INVESTMENTS (Cost: $13,490,386)		13,490,386

TOTAL INVESTMENTS IN SECURITIES – 105.22% (Cost: $260,120,232)		271,679,640
Other Assets, Less Liabilities – (5.22)%		(13,469,320)

NET ASSETS – 100.00%		$258,210,320

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
[7]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

January 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.99%
COMPUTERS – 3.08%
SanDisk Corp.[1]	220,504	$14,853,150

		14,853,150
ELECTRICAL COMPONENTS & EQUIPMENT – 2.76%
ASM Lithography Holding NV NYS[1,2]	588,745	13,299,750

		13,299,750
ELECTRONICS – 0.41%
Cymer Inc.[1]	44,168	1,993,743

		1,993,743
SEMICONDUCTORS – 84.55%
Advanced Micro Devices Inc.[1]	480,740	20,123,776
Agere Systems Inc.[1]	219,933	2,729,369
Altera Corp.[1]	452,302	8,733,952
AMIS Holdings Inc.[1]	104,012	1,076,524
Amkor Technology Inc.[1]	215,022	1,210,574
Analog Devices Inc.	450,389	17,911,970
Applied Materials Inc.	2,001,643	38,131,299
Applied Micro Circuits Corp.[1]	374,567	1,232,325
Atmel Corp.[1,2]	584,657	2,309,395
Broadcom Corp. Class A1	337,190	22,996,358
Conexant Systems Inc.[1]	573,427	1,926,715
Cypress Semiconductor Corp.[1]	160,365	2,714,979
Entegris Inc.[1,2]	161,485	1,695,592
Fairchild Semiconductor International Inc. Class A1	145,683	2,906,376
FormFactor Inc.[1]	47,695	1,422,265
Freescale Semiconductor Inc. Class A1	159,518	4,013,473
Freescale Semiconductor Inc. Class B1	328,617	8,297,579
Integrated Device Technology Inc.[1]	238,658	3,314,960
Intel Corp.	1,484,904	31,583,908
International Rectifier Corp.[1,2]	78,477	2,854,208
Intersil Corp. Class A	186,061	5,406,933
KLA-Tencor Corp.	239,649	12,456,955
Lam Research Corp.[1]	168,697	7,832,602
Linear Technology Corp.	372,474	13,859,758
LSI Logic Corp.[1]	471,984	4,318,654
Marvell Technology Group Ltd.[1]	339,892	23,255,411
Maxim Integrated Products Inc.	399,217	16,383,866
MEMC Electronic Materials Inc.[1]	254,528	7,274,410

Security	Shares or Principal	Value
Micrel Inc.[1]	106,564	$1,307,540
Microchip Technology Inc.[2]	253,773	9,519,025
Micron Technology Inc.[1]	748,445	10,987,173
Microsemi Corp.[1,2]	75,204	2,289,210
MKS Instruments Inc.[1]	65,886	1,433,020
National Semiconductor Corp.	424,907	11,986,626
Novellus Systems Inc.[1]	168,092	4,765,408
NVIDIA Corp.[1]	206,234	9,272,281
ON Semiconductor Corp.[1,2]	310,575	2,332,418
PMC-Sierra Inc.[1]	220,055	2,081,720
Rambus Inc.[1]	121,351	3,548,303
Semtech Corp.[1]	89,864	1,732,578
Silicon Image Inc.[1]	96,597	1,117,627
Silicon Laboratories Inc.[1]	64,284	3,164,701
Skyworks Solutions Inc.[1]	192,513	1,016,469
STMicroelectronics NV NYS	1,101,802	20,306,211
Teradyne Inc.[1,2]	238,295	4,151,099
Texas Instruments Inc.	1,169,478	34,183,842
Varian Semiconductor Equipment Associates Inc.[1,2]	44,803	2,219,093
Xilinx Inc.	427,032	12,025,221

		407,413,751
SOFTWARE – 1.14%
ATI Technologies Inc.[1,2]	307,029	5,480,468

		5,480,468
TELECOMMUNICATIONS – 8.05%
Motorola Inc.	1,634,983	37,130,464
RF Micro Devices Inc.[1]	228,178	1,661,136

		38,791,600

TOTAL COMMON STOCKS (Cost: $462,330,508)		481,832,462
SHORT-TERM INVESTMENTS – 3.86%
CERTIFICATES OF DEPOSIT[3] – 0.03%
Toronto-Dominion Bank
3.94%, 07/10/06	$62,831	62,831
Wells Fargo Bank N.A.
4.78%, 12/05/06	100,529	100,529

		163,360

22	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

January 31, 2006

Security	Principal	Value
COMMERCIAL PAPER[3] – 0.24%
Amstel Funding Corp.
3.91% - 4.40%, 02/15/06 - 05/08/06	$125,662	$124,831
Bryant Park Funding LLC
3.92% - 4.50%, 02/03/06 - 02/22/06	69,779	69,696
CAFCO LLC
4.19%, 02/06/06	144,511	144,427
CC USA Inc.
4.23%, 04/21/06	37,698	37,349
CRC Funding LLC
4.19%, 02/03/06 - 02/06/06	194,775	194,715
Edison Asset Securitization LLC
4.37%, 05/08/06	62,831	62,099
Galaxy Funding Inc.
4.23%, 04/18/06	36,065	35,743
Grampian Funding LLC
4.41%, 05/15/06	62,831	62,038
HSBC PLC
3.88%, 02/03/06	37,698	37,690
Nordea North America Inc.
4.16%, 04/04/06	131,945	130,999
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	125,662	125,443
Sedna Finance Inc.
3.92%, 02/21/06	31,415	31,347
Sigma Finance Inc.
4.16%, 04/06/06	75,397	74,839

		1,131,216
LOAN PARTICIPATIONS[3] – 0.01%
Army & Air Force Exchange Service
4.24%, 02/01/06	62,831	62,831

		62,831
MEDIUM-TERM NOTES[3] – 0.09%
Dorada Finance Inc.
3.93%, 07/07/06	38,955	38,953
K2 USA LLC
3.94%, 07/07/06	75,397	75,395

Security	Shares or Principal	Value
Marshall & Ilsley Bank
5.18%, 12/15/06	$125,662	$126,037
Toronto-Dominion Bank
3.81%, 06/20/06	157,077	157,083
US Bank N.A.
2.85%, 11/15/06	25,132	24,769

		422,237
MONEY MARKET FUNDS – 0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.41%[4,5]	103,092	103,092

		103,092
REPURCHASE AGREEMENTS[3] – 1.06%
Bank of America N.A. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $1,885,158 (collateralized by U.S. Government obligations, value $1,926,935, 5.00%, 7/1/35).	$1,884,924	1,884,924
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.56%, due 2/1/06, maturity value $188,516 (collateralized by non-U.S. Government debt securities, value $207,810, 0.00% to 7.53%, 11/25/30 to 3/25/46).[6]	188,492	188,492
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $628,386 (collateralized by U.S. Government obligations, value $642,312, 3.50% to 8.00%, 8/1/08 to 2/1/36).	628,308	628,308
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.55%, due 2/1/06, maturity value $314,194 (collateralized by non-U.S. Government debt securities, value $324,304, 3.21% to 5.96%, 8/3/14 to 8/19/45).[6]	314,154	314,154

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

January 31, 2006

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $628,386 (collateralized by U.S. Government obligations, value $642,312, 4.00% to 5.50%, 9/1/20 to 1/1/36).	$628,308	$628,308
Goldman Sachs Group Inc. Repurchase Agreement, 4.65%, due 2/1/06, maturity value $377,034 (collateralized by non-U.S. Government debt securities, value $396,722, 0.00% to 10.00%, 7/30/08 to 12/1/10).[6]	376,985	376,985
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.60%, due 2/1/06, maturity value $188,516 (collateralized by non-U.S. Government debt securities, value $194,585, 4.60% to 9.25%, 5/15/06 to 2/1/24).[6]	188,492	188,492
Merrill Lynch Government Securities Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $282,774 (collateralized by U.S. Government obligations, value $291,876, 3.50% to 6.00%, 10/25/11 to 5/25/34).	282,739	282,739
Morgan Stanley Repurchase Agreement, 4.55%, due 2/1/06, maturity value $628,387 (collateralized by non-U.S. Government debt securities, value $654,437, 0.00% to 8.85%, 2/3/06 to 3/15/42).[6]	628,308	628,308

		5,120,710
TIME DEPOSITS[3] – 0.39%
Abbey National Treasury Services PLC
4.49%, 02/01/06	439,816	439,816
Deutsche Bank AG
4.47% - 4.48%, 02/01/06	542,695	542,694
Societe Generale
4.48%, 02/01/06	628,308	628,308
UBS AG
4.48%, 02/01/06	251,323	251,323

		1,862,141
VARIABLE & FLOATING RATE NOTES[3] – 2.02%
Allstate Life Global Funding II
4.44% - 4.53%, 11/09/06 - 02/27/07[7]	441,701	441,799
American Express Bank
4.44% - 4.52%, 06/29/06 - 10/25/06	295,305	295,302
American Express Centurion Bank
4.52%, 06/29/06	50,265	50,265
American Express Credit Corp.
4.49%, 02/05/07	37,698	37,731
ASIF Global Financing
4.34% - 4.55%, 05/30/06 - 08/11/06[7]	408,400	408,538
Australia & New Zealand Banking Group Ltd.
4.49%, 02/23/07[7]	81,680	81,680
Bank of Ireland
4.46%, 12/20/06[7]	125,662	125,662
Beta Finance Inc.
4.37% - 4.49%, 04/25/06 - 06/09/06[7]	312,897	312,888
BMW US Capital LLC
4.44%, 02/15/07[7]	125,662	125,662
CC USA Inc.
4.42% - 4.48%, 03/23/06 - 07/14/06[7]	338,030	338,023
Commodore CDO Ltd.
4.56%, 12/12/06[7]	31,415	31,415
Credit Suisse First Boston NY
4.39%, 05/09/06	125,662	125,662
DEPFA Bank PLC
4.50%, 12/15/06	125,662	125,662
Descartes Funding Trust
4.47%, 11/15/06[7]	56,548	56,548

24	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

January 31, 2006

Security	Principal	Value
Dorada Finance Inc.
4.47%, 06/26/06[7]	$31,415	$31,414
Eli Lilly Services Inc.
4.36%, 09/01/06[7]	125,662	125,662
Fifth Third Bancorp.
4.49%, 01/23/07[7]	251,323	251,323
Five Finance Inc.
4.49% - 4.52%, 02/27/06 - 06/26/06[7]	87,963	87,962
General Electric Capital Corp.
4.52%, 01/09/07	56,548	56,590
Greenwich Capital Holdings Inc.
4.35% - 4.38%, 02/10/06 - 03/02/06	94,246	94,246
Hartford Life Global Funding Trusts
4.46%, 02/15/07	125,662	125,662
HBOS Treasury Services PLC
4.57%, 01/24/07	125,662	125,662
Holmes Financing PLC
4.44%, 12/15/06[7]	345,569	345,569
HSBC Bank USA N.A.
4.27% - 4.64%, 05/04/06 - 08/03/06	106,812	106,833
K2 USA LLC
4.34% - 4.46%, 02/15/06 - 09/11/06[7]	364,419	364,405
Leafs LLC
4.49%, 02/21/06 - 01/22/07[7]	131,601	131,601
Links Finance LLC
4.46% - 4.65%, 02/06/06 - 03/15/06[7]	301,588	301,591
Marshall & Ilsley Bank
4.45% - 4.59%, 02/20/06 - 12/15/06	194,775	194,784
Metropolitan Life Global Funding I
4.39% - 4.55%, 08/28/06 - 02/06/07[7]	375,728	375,906
Mound Financing PLC
4.38%, 11/08/06[7]	251,323	251,323
Natexis Banques Populaires
4.45%, 01/12/07[7]	94,246	94,246
Nationwide Building Society
4.45% - 4.58%, 01/05/07 - 01/26/07[7]	339,286	339,299
Nordea Bank AB
4.42%, 01/11/07[7]	219,908	219,908
Northern Rock PLC
4.40%, 02/02/07[7]	150,794	150,799
Permanent Financing PLC
4.38%, 03/10/06 - 06/12/06[7]	341,800	341,799
Pfizer Investment Capital PLC
4.43%, 12/15/06[7]	314,154	314,154
Principal Life Income Funding Trusts
4.29%, 05/10/06	94,246	94,247
Royal Bank of Scotland
4.50%, 08/30/06	125,662	125,647
Sedna Finance Inc.
4.46%, 09/20/06[7]	37,698	37,698
Sigma Finance Inc.
4.43% - 4.45%, 03/20/06 - 08/15/06[7]	139,484	139,481
Skandinaviska Enskilda Bank NY
4.47%, 11/16/06[7]	125,662	125,662
Societe Generale
4.36%, 02/02/07[7]	87,963	87,963
Strips III LLC
4.57%, 07/24/06[7,8]	33,150	33,150
SunTrust Bank
4.62%, 04/28/06	188,492	188,492
Tango Finance Corp.
4.47% - 4.49%, 05/25/06 - 09/27/06[7]	280,225	280,210
Toyota Motor Credit Corp.
4.53%, 04/10/06	56,548	56,548
UniCredito Italiano SpA
4.43%, 06/14/06	163,360	163,339
Union Hamilton Special Funding LLC
4.52%, 03/28/06[7]	125,662	125,662
US Bank N.A.
4.49%, 09/29/06	56,548	56,538

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

January 31, 2006

Security	Principal	Value
Variable Funding Capital Corp.
4.37% - 4.42%, 02/16/06 - 03/13/06	$408,400	$408,401
Wachovia Asset Securitization Inc.
4.52%, 02/26/06[7]	249,418	249,418
Wells Fargo & Co.
4.46%, 09/15/06[7]	62,831	62,835
WhistleJacket Capital Ltd.
4.47% - 4.52%, 06/22/06 - 07/28/06[7]	94,246	94,239
White Pine Finance LLC
4.45% - 4.49%, 03/27/06 - 06/20/06[7]	131,945	131,944
Winston Funding Ltd.
4.68%, 04/23/06[7]	89,722	89,722
World Savings Bank
4.37%, 03/09/06	188,492	188,491

		9,727,262

TOTAL SHORT-TERM INVESTMENTS (Cost: $18,592,849)		18,592,849

TOTAL INVESTMENTS IN SECURITIES – 103.85% (Cost: $480,923,357)		500,425,311
Other Assets, Less Liabilities – (3.85)%		(18,538,478)

NET ASSETS – 100.00%		$481,886,833

NYS – New York Registered Shares

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
[7]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

26	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

January 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.97%
COMPUTERS – 4.29%
Cadence Design Systems Inc.[1]	193,053	$3,409,316
Kronos Inc.[1]	22,232	873,718
Mentor Graphics Corp.[1]	53,891	592,801
Synopsys Inc.[1]	100,256	2,216,660

		7,092,495
INTERNET – 17.40%
Check Point Software Technologies Ltd.[1]	179,976	3,894,681
Internet Security Systems Inc.[1]	31,556	672,774
McAfee Inc.[1]	113,624	2,634,940
Openwave Systems Inc.[1]	48,905	1,054,392
RSA Security Inc.[1]	49,274	757,341
Symantec Corp.[1]	770,771	14,166,771
TIBCO Software Inc.[1]	149,994	1,198,452
VeriSign Inc.[1]	184,889	4,391,114

		28,770,465
SOFTWARE – 75.54%
Activision Inc.[1]	185,765	2,663,870
Adobe Systems Inc.	382,717	15,201,519
Advent Software Inc.[1]	21,219	557,211
ANSYS Inc.[1]	22,172	972,464
Autodesk Inc.	158,592	6,437,249
BEA Systems Inc.[1]	278,376	2,886,759
BMC Software Inc.[1]	154,799	3,421,058
Citrix Systems Inc.[1]	118,301	3,648,403
Cognos Inc.[1,2]	63,196	2,407,768
Computer Associates International Inc.	413,972	11,301,436
Compuware Corp.[1]	270,295	2,227,231
Electronic Arts Inc.[1]	214,569	11,711,176
Fair Isaac Corp.	47,069	2,086,098
FileNET Corp.[1,2]	28,362	795,838
Hyperion Solutions Corp.[1]	42,191	1,451,792
Informatica Corp.[1,2]	60,200	886,144
Intuit Inc.[1]	126,799	6,635,392
Microsoft Corp.	499,364	14,057,097
Midway Games Inc.[1,2]	62,259	827,422
NetIQ Corp.[1]	37,297	490,082
Novell Inc.[1]	265,880	2,589,671
Open Text Corp.[1,2]	33,798	560,033
Oracle Corp.[1]	1,111,548	13,972,158
Parametric Technology Corp.[1]	189,030	1,183,328

Security	Shares or Principal	Value
Quest Software Inc.[1]	67,187	$1,064,242
Red Hat Inc.[1,2]	123,495	3,575,180
Salesforce.com Inc.[1,2]	74,072	3,040,656
Siebel Systems Inc.	403,484	4,280,965
Sybase Inc. [1,2]	62,449	1,348,274
Take-Two Interactive Software Inc.[1,2]	48,724	772,763
THQ Inc.[1,2]	40,914	1,073,992
Wind River Systems Inc.[1]	58,276	779,733

		124,907,004
TELECOMMUNICATIONS – 2.74%
Amdocs Ltd.[1]	140,777	4,533,019

		4,533,019

TOTAL COMMON STOCKS (Cost: $174,649,989)		165,302,983
SHORT-TERM INVESTMENTS – 7.56%
CERTIFICATES OF DEPOSIT[3] – 0.07%
Toronto-Dominion Bank
3.94%, 07/10/06	$42,071	42,071
Wells Fargo Bank N.A.
4.78%, 12/05/06	67,313	67,313

		109,384
COMMERCIAL PAPER[3] – 0.46%
Amstel Funding Corp.
3.91% - 4.40%, 02/15/06 - 05/08/06	84,141	83,584
Bryant Park Funding LLC
3.92% - 4.50%, 02/03/06 - 02/22/06	46,723	46,667
CAFCO LLC
4.19%, 02/06/06	96,763	96,706
CC USA Inc.
4.23%, 04/21/06	25,242	25,008
CRC Funding LLC
4.19%, 02/03/06 - 02/06/06	130,419	130,378
Edison Asset Securitization LLC
4.37%, 05/08/06	42,071	41,580
Galaxy Funding Inc.
4.23%, 04/18/06	24,149	23,933
Grampian Funding LLC
4.41%, 05/15/06	42,071	41,540
HSBC PLC
3.88%, 02/03/06	25,242	25,237

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

January 31, 2006

Security	Shares or Principal	Value
Nordea North America Inc.
4.16%, 04/04/06	$88,349	$87,722
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	84,141	83,995
Sedna Finance Inc.
3.92%, 02/21/06	21,035	20,990
Sigma Finance Inc.
4.16%, 04/06/06	50,485	50,112

		757,452
LOAN PARTICIPATIONS[3] – 0.02%
Army & Air Force Exchange Service
4.24%, 02/01/06	42,071	42,071

		42,071
MEDIUM-TERM NOTES[3] – 0.17%
Dorada Finance Inc.
3.93%, 07/07/06	26,084	26,083
K2 USA LLC
3.94%, 07/07/06	50,485	50,484
Marshall & Ilsley Bank
5.18%, 12/15/06	84,141	84,393
Toronto-Dominion Bank
3.81%, 06/20/06	105,177	105,181
US Bank N.A.
2.85%, 11/15/06	16,828	16,585

		282,726
MONEY MARKET FUNDS – 0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.41%[4,5]	125,420	125,420

		125,420
REPURCHASE AGREEMENTS[3] – 2.07%
Bank of America N.A. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $1,262,278 (collateralized by U.S. Government obligations, value $1,290,252, 5.00%, 7/1/35).	$1,262,122	1,262,122

Security	Principal	Value
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.56%, due 2/1/06, maturity value $126,228 (collateralized by non-U.S. Government debt securities, value $139,147, 0.00% to 7.53%, 11/25/30 to 3/25/46).[6]	$126,212	$126,212
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $420,759 (collateralized by U.S. Government obligations, value $430,084, 3.50% to 8.00%, 8/1/08 to 2/1/36).	420,707	420,707
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.55%, due 2/1/06, maturity value $210,381 (collateralized by non-U.S. Government debt securities, value $217,150, 3.21% to 5.96%, 8/3/14 to 8/19/45).[6]	210,354	210,354
Goldman Sachs Group Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $420,759 (collateralized by U.S. Government obligations, value $430,084, 4.00% to 5.50%, 9/1/20 to 1/1/36).	420,707	420,707
Goldman Sachs Group Inc. Repurchase Agreement, 4.65%, due 2/1/06, maturity value $252,457 (collateralized by non-U.S. Government debt securities, value $265,640, 0.00% to 10.00%, 7/30/08 to 12/1/10).[6]	252,424	252,424
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.60%, due 2/1/06, maturity value $126,228 (collateralized by non-U.S. Government debt securities, value $130,292, 4.60% to 9.25%, 5/15/06 to 2/1/24).[6]	126,212	126,212

28	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

January 31, 2006

Security	Principal	Value
Merrill Lynch Government Securities Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $189,341 (collateralized by U.S. Government obligations, value $195,436, 3.50% to 6.00%, 10/25/11 to 5/25/34).	$189,318	$189,318
Morgan Stanley Repurchase Agreement, 4.55%, due 2/1/06, maturity value $420,760 (collateralized by non-U.S. Government debt securities, value $438,203, 0.00% to 8.85%, 2/3/06 to 3/15/42).[6]	420,707	420,707

		3,428,763
TIME DEPOSITS[3] – 0.75%
Abbey National Treasury Services PLC
4.49%, 02/01/06	294,495	294,495
Deutsche Bank AG
4.47% - 4.48%, 02/01/06	363,382	363,382
Societe Generale
4.48%, 02/01/06	420,707	420,707
UBS AG
4.48%, 02/01/06	168,283	168,283

		1,246,867
VARIABLE & FLOATING RATE NOTES[3] – 3.94%
Allstate Life Global Funding II
4.44% - 4.53%, 11/09/06 - 02/27/07[7]	295,757	295,824
American Express Bank
4.44% - 4.52%, 06/29/06 - 10/25/06	197,732	197,731
American Express Centurion Bank
4.52%, 06/29/06	33,657	33,657
American Express Credit Corp.
4.49%, 02/05/07	25,242	25,264
ASIF Global Financing
4.34% - 4.55%, 05/30/06 - 08/11/06[7]	273,460	273,552
Australia & New Zealand Banking Group Ltd.
4.49%, 02/23/07[7]	54,692	54,692
Bank of Ireland
4.46%, 12/20/06[7]	84,141	84,141
Beta Finance Inc.
4.37% - 4.49%, 04/25/06 - 06/09/06[7]	209,512	209,505
BMW US Capital LLC
4.44%, 02/15/07[7]	84,141	84,141
CC USA Inc.
4.42% - 4.48%, 03/23/06 - 07/14/06[7]	226,341	226,336
Commodore CDO Ltd.
4.56%, 12/12/06[7]	21,035	21,035
Credit Suisse First Boston NY
4.39%, 05/09/06	84,141	84,141
DEPFA Bank PLC
4.50%, 12/15/06	84,141	84,141
Descartes Funding Trust
4.47%, 11/15/06[7]	37,864	37,864
Dorada Finance Inc.
4.47%, 06/26/06[7]	21,035	21,035
Eli Lilly Services Inc.
4.36%, 09/01/06[7]	84,141	84,141
Fifth Third Bancorp.
4.49%, 01/23/07[7]	168,283	168,283
Five Finance Inc.
4.49% - 4.52%, 02/27/06 - 06/26/06[7]	58,899	58,899
General Electric Capital Corp.
4.52%, 01/09/07	37,864	37,892
Greenwich Capital Holdings Inc.
4.35% - 4.38%, 02/10/06 - 03/02/06	63,106	63,106
Hartford Life Global Funding Trusts
4.46%, 02/15/07	84,141	84,141
HBOS Treasury Services PLC
4.57%, 01/24/07	84,141	84,141
Holmes Financing PLC
4.44%, 12/15/06[7]	231,389	231,389
HSBC Bank USA N.A.
4.27% - 4.64%, 05/04/06 - 08/03/06	71,520	71,534

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

January 31, 2006

Security	Principal	Value
K2 USA LLC
4.34% - 4.46%, 02/15/06 - 09/11/06[7]	$244,010	$244,001
Leafs LLC
4.49%, 02/21/06 - 01/22/07[7]	88,118	88,118
Links Finance LLC
4.46% - 4.65%, 02/06/06 - 03/15/06[7]	201,940	201,942
Marshall & Ilsley Bank
4.45% - 4.59%, 02/20/06 - 12/15/06	130,419	130,425
Metropolitan Life Global Funding I
4.39% - 4.55%, 08/28/06 - 02/06/07[7]	251,583	251,702
Mound Financing PLC
4.38%, 11/08/06[7]	168,283	168,283
Natexis Banques Populaires
4.45%, 01/12/07[7]	63,106	63,106
Nationwide Building Society
4.45% - 4.58%, 01/05/07 - 01/26/07[7]	227,182	227,190
Nordea Bank AB
4.42%, 01/11/07[7]	147,248	147,248
Northern Rock PLC
4.40%, 02/02/07[7]	100,970	100,973
Permanent Financing PLC
4.38%, 03/10/06 - 06/12/06[7]	228,865	228,865
Pfizer Investment Capital PLC
4.43%, 12/15/06[7]	210,354	210,354
Principal Life Income Funding Trusts
4.29%, 05/10/06	63,106	63,107
Royal Bank of Scotland
4.50%, 08/30/06	84,141	84,132
Sedna Finance Inc.
4.46%, 09/20/06[7]	25,242	25,242
Sigma Finance Inc.
4.43% - 4.45%, 03/20/06 - 08/15/06[7]	93,397	93,395
Skandinaviska Enskilda Bank NY
4.47%, 11/16/06[7]	84,141	84,141
Societe Generale
4.36%, 02/02/07[7]	58,899	58,899
Strips III LLC
4.57%, 07/24/06[7,8]	22,197	22,197
SunTrust Bank
4.62%, 04/28/06	126,212	126,212
Tango Finance Corp.
4.47% - 4.49%, 05/25/06 - 09/27/06[7]	187,635	187,624
Toyota Motor Credit Corp.
4.53%, 04/10/06	37,864	37,864
UniCredito Italiano SpA
4.43%, 06/14/06	109,384	109,370
Union Hamilton Special Funding LLC
4.52%, 03/28/06[7]	84,141	84,141
US Bank N.A.
4.49%, 09/29/06	37,864	37,857
Variable Funding Capital Corp.
4.37% - 4.42%, 02/16/06 - 03/13/06	273,460	273,460
Wachovia Asset Securitization Inc.
4.52%, 02/26/06[7]	167,007	167,007
Wells Fargo & Co.
4.46%, 09/15/06[7]	42,071	42,073
WhistleJacket Capital Ltd.
4.47% - 4.52%, 06/22/06 - 07/28/06[7]	63,106	63,101
White Pine Finance LLC
4.45% - 4.49%, 03/27/06 - 06/20/06[7]	88,349	88,348
Winston Funding Ltd.
4.68%, 04/23/06[7]	60,077	60,077
World Savings Bank
4.37%, 03/09/06	126,212	126,212

		6,513,251

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,505,934)		12,505,934

TOTAL INVESTMENTS IN SECURITIES – 107.53% (Cost: $187,155,923)		177,808,917
Other Assets, Less Liabilities – (7.53)%		(12,455,672)

NET ASSETS – 100.00%		$165,353,245

30	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

January 31, 2006

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
[7]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

January 31, 2006

Security	Shares	Value
COMMON STOCKS – 100.00%
CHEMICALS – 0.28%
Ashland Inc.	55,551	$3,661,921

		3,661,921
COAL – 1.57%
Alpha Natural Resources Inc.[1]	48,223	1,134,687
Arch Coal Inc.	53,322	4,624,084
CONSOL Energy Inc.	69,195	5,044,315
Peabody Energy Corp.	98,439	9,795,665

		20,598,751
ENERGY - ALTERNATE SOURCES – 0.08%
Headwaters Inc.[1,2]	31,406	1,083,507

		1,083,507
ENGINEERING & CONSTRUCTION – 0.22%
McDermott International Inc.[1]	54,653	2,841,956

		2,841,956
FOREST PRODUCTS & PAPER – 3.54%
Abitibi-Consolidated Inc.	329,569	1,278,728
Bowater Inc.[2]	41,871	1,144,753
Domtar Inc.	172,853	912,664
International Paper Co.	367,207	11,981,964
Louisiana-Pacific Corp.	79,191	2,332,175
MeadWestvaco Corp.	135,855	3,625,970
Plum Creek Timber Co. Inc.	137,791	5,090,000
Potlatch Corp.	21,860	1,119,888
Smurfit-Stone Container Corp.[1]	190,066	2,430,944
Temple-Inland Inc.	84,025	3,940,772
Weyerhaeuser Co.[2]	182,098	12,703,156

		46,561,014
IRON & STEEL – 0.13%
Cleveland-Cliffs Inc.	16,418	1,770,681

		1,770,681
MANUFACTURING – 0.07%
Matthews International Corp. Class A2	23,973	896,350

		896,350
MINING – 11.20%
Aber Diamond Corp.	43,418	1,817,043
Agnico-Eagle Mines Ltd.	72,359	1,774,243
Alcan Inc.	277,514	13,539,908
Alcoa Inc.	651,473	20,521,399
Barrick Gold Corp.	402,188	12,652,834
Bema Gold Corp.[1]	338,327	1,397,291
Cameco Corp.	130,313	10,305,152
Coeur d’Alene Mines Corp.[1]	187,087	969,111
Falconbridge Ltd.	276,593	9,285,227
Freeport-McMoRan Copper & Gold Inc.	138,499	8,898,561
Glamis Gold Ltd.[1]	98,499	3,149,013
Goldcorp Inc.	254,744	6,969,796
IAMGOLD Corp.	110,530	1,038,982
Inco Ltd.	141,864	7,274,786
Kinross Gold Corp.[1]	258,962	2,988,421
Meridian Gold Inc.[1]	75,050	2,039,859
Newmont Mining Corp.	310,657	19,198,603
Novelis Inc.	55,407	1,062,706
Phelps Dodge Corp.	76,024	12,201,852
Placer Dome Inc.	326,353	8,377,482
Titanium Metals Corp.[1]	24,746	1,873,025

		147,335,294
OIL & GAS – 65.87%
Amerada Hess Corp.	69,650	10,781,820
Anadarko Petroleum Corp.	176,023	18,978,800
Apache Corp.	246,522	18,619,807
Bill Barrett Corp.[1]	32,519	1,248,730
BP PLC ADR	1,316,928	95,227,064
Burlington Resources Inc.	283,012	25,827,675
Cabot Oil & Gas Corp.	36,664	1,890,763
Canadian Natural Resources Ltd.	401,705	24,905,710
Cheniere Energy Inc.[1,2]	40,534	1,575,962
Chesapeake Energy Corp.	258,050	9,042,072
Chevron Corp.	1,511,309	89,741,528
Cimarex Energy Co.[1,2]	61,688	2,810,505
ConocoPhillips	1,038,776	67,208,807
Denbury Resources Inc.[1]	85,773	2,553,462
Devon Energy Corp.	332,619	22,687,942
Diamond Offshore Drilling Inc.	96,346	8,176,885
EnCana Corp.	644,605	32,140,005
ENSCO International Inc.	114,742	5,865,611
EOG Resources Inc.	180,857	15,289,651
Exxon Mobil Corp.	1,516,396	95,153,849
Forest Oil Corp.[1]	46,494	2,394,441

32	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

January 31, 2006

Security	Shares	Value
Frontier Oil Corp.[2]	42,327	$2,005,877
GlobalSantaFe Corp.	175,694	10,726,119
Grey Wolf Inc.[1,2]	144,211	1,269,057
Helmerich & Payne Inc.	38,526	3,018,897
Holly Corp.	22,318	1,642,605
Houston Exploration Co.[1,2]	21,635	1,343,317
Kerr-McGee Corp.	86,837	9,585,936
Marathon Oil Corp.	274,359	21,089,976
Murphy Oil Corp.	138,897	7,917,129
Nabors Industries Ltd.[1]	117,894	9,578,888
Newfield Exploration Co.[1]	95,255	4,991,362
Nexen Inc.	195,305	11,214,413
Noble Corp.	102,487	8,244,054
Noble Energy Inc.	130,971	6,061,338
Occidental Petroleum Corp.	321,942	31,456,953
Patterson-UTI Energy Inc.	129,369	4,866,862
Petro-Canada	387,051	18,551,354
Pioneer Natural Resources Co.	96,225	5,109,548
Plains Exploration & Production Co.[1]	58,696	2,631,929
Pogo Producing Co.	44,852	2,690,671
Pride International Inc.[1]	118,621	4,188,508
Quicksilver Resources Inc.[1]	56,867	2,858,704
Range Resources Corp.[2]	97,114	2,900,795
Rowan Companies Inc.	81,887	3,670,994
St. Mary Land & Exploration Co.	42,349	1,848,110
Stone Energy Corp.[1]	20,165	1,008,452
Suncor Energy Inc.	342,375	27,431,085
Sunoco Inc.	101,909	9,701,737
Talisman Energy Inc.	274,192	16,706,519
Tesoro Corp.	51,658	3,743,655
TODCO Class A	46,057	2,054,142
Transocean Inc.[1]	247,111	20,053,058
Ultra Petroleum Corp.[1]	115,715	7,960,035
Unit Corp.[1]	34,543	2,062,217
Valero Energy Corp.	463,156	28,914,829
W&T Offshore Inc.	49,399	1,972,008
XTO Energy Inc.	271,903	13,344,999

		866,537,221
OIL & GAS SERVICES – 13.06%
Baker Hughes Inc.	255,917	19,818,212
BJ Services Co.	241,321	9,771,087

Security	Shares or Principal	Value
Cal Dive International Inc.[1,2]	58,283	$2,446,720
CARBO Ceramics Inc.[2]	18,032	1,214,816
Cooper Cameron Corp.[1]	84,916	4,109,085
Dresser-Rand Group Inc.[1]	63,973	1,722,793
FMC Technologies Inc.[1]	51,548	2,671,217
Grant Prideco Inc.[1]	96,257	4,821,513
Halliburton Co.	383,930	30,541,632
Hanover Compressor Co.[1,2]	76,391	1,265,035
Maverick Tube Corp.[1]	32,270	1,544,120
National Oilwell Varco Inc.[1]	130,489	9,926,298
Oil States International Inc.[1]	36,729	1,502,216
Schlumberger Ltd.	441,010	56,206,725
Seacor Holdings Inc.[1]	18,729	1,391,190
Smith International Inc.[2]	159,005	7,155,225
Superior Energy Services Inc.[1]	59,484	1,614,991
Tidewater Inc.	43,029	2,513,754
Weatherford International Ltd.[1,2]	260,253	11,654,129

		171,890,758
PACKAGING & CONTAINERS – 0.14%
Packaging Corp. of America[2]	80,949	1,878,017

		1,878,017
PIPELINES – 3.84%
El Paso Corp.	493,608	6,643,964
Enbridge Inc.	261,067	8,288,877
Kinder Morgan Inc.	91,383	8,795,614
Questar Corp.	63,845	5,202,091
TransCanada Corp.	364,589	11,393,406
Williams Companies Inc.	428,983	10,226,955

		50,550,907

TOTAL COMMON STOCKS (Cost: $939,374,807)		1,315,606,377
SHORT-TERM INVESTMENTS – 1.65%
CERTIFICATES OF DEPOSIT[3] – 0.01%
Toronto-Dominion Bank
3.94%, 07/10/06	$72,059	72,059
Wells Fargo Bank N.A.
4.78%, 12/05/06	115,295	115,295

		187,354

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

January 31, 2006

Security	Principal	Value
COMMERCIAL PAPER[3] – 0.10%
Amstel Funding Corp.
3.91% - 4.40%, 02/15/06 - 05/08/06	$144,118	$143,164
Bryant Park Funding LLC
3.92% - 4.50%, 02/03/06 - 02/22/06	80,027	79,933
CAFCO LLC
4.19%, 02/06/06	165,736	165,639
CC USA Inc.
4.23%, 04/21/06	43,235	42,834
CRC Funding LLC
4.19%, 02/03/06 - 02/06/06	223,383	223,314
Edison Asset Securitization LLC
4.37%, 05/08/06	72,059	71,219
Galaxy Funding Inc.
4.23%, 04/18/06	41,362	40,993
Grampian Funding LLC
4.41%, 05/15/06	72,059	71,150
HSBC PLC
3.88%, 02/03/06	43,235	43,226
Nordea North America Inc.
4.16%, 04/04/06	151,324	150,240
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	144,118	143,868
Sedna Finance Inc.
3.92%, 02/21/06	36,030	35,951
Sigma Finance Inc.
4.16%, 04/06/06	86,471	85,831

		1,297,362
LOAN PARTICIPATIONS[3] – 0.00%
Army & Air Force Exchange Service
4.24%, 02/01/06	72,059	72,059

		72,059
MEDIUM-TERM NOTES[3] – 0.04%
Dorada Finance Inc.
3.93%, 07/07/06	44,677	44,675
K2 USA LLC
3.94%, 07/07/06	86,471	86,469

Security	Shares or Principal	Value
Marshall & Ilsley Bank
5.18%, 12/15/06	$144,118	$144,549
Toronto-Dominion Bank
3.81%, 06/20/06	180,148	180,154
US Bank N.A.
2.85%, 11/15/06	28,824	28,407

		484,254
MONEY MARKET FUNDS – 0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.41%[4,5]	477,170	477,170

		477,170
REPURCHASE AGREEMENTS[3] – 0.45%
Bank of America N.A. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $2,162,041 (collateralized by U.S. Government obligations, value $2,209,954, 5.00%, 7/1/35).	$2,161,773	2,161,773
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.56%, due 2/1/06, maturity value $216,204 (collateralized by non-U.S. Government debt securities, value $238,332, 0.00% to 7.53%, 11/25/30 to 3/25/46).[6]	216,177	216,177
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $720,680 (collateralized by U.S. Government obligations, value $736,651, 3.50% to 8.00%, 8/1/08 to 2/1/36).	720,591	720,591
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.55%, due 2/1/06, maturity value $360,341 (collateralized by non-U.S. Government debt securities, value $371,937, 3.21% to 5.96%, 8/3/14 to 8/19/45).[6]	360,295	360,295

34	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

January 31, 2006

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $720,680 (collateralized by U.S. Government obligations, value $736,651, 4.00% to 5.50%, 9/1/20 to 1/1/36).	$720,591	$720,591
Goldman Sachs Group Inc. Repurchase Agreement, 4.65%, due 2/1/06, maturity value $432,411 (collateralized by non-U.S. Government debt securities, value $454,990, 0.00% to 10.00%, 7/30/08 to 12/1/10).[6]	432,355	432,355
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.60%, due 2/1/06, maturity value $216,205 (collateralized by non-U.S. Government debt securities, value $223,165, 4.60% to 9.25%, 5/15/06 to 2/1/24).[6]	216,177	216,177
Merrill Lynch Government Securities Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $324,306 (collateralized by U.S. Government obligations, value $334,745, 3.50% to 6.00%, 10/25/11 to 5/25/34).	324,266	324,266
Morgan Stanley Repurchase Agreement, 4.55%, due 2/1/06, maturity value $720,682 (collateralized by non-U.S. Government debt securities, value $750,558, 0.00% to 8.85%, 2/3/06 to 3/15/42).[6]	720,591	720,591

		5,872,816
TIME DEPOSITS[3] – 0.16%
Abbey National Treasury Services PLC
4.49%, 02/01/06	504,414	504,414
Deutsche Bank AG
4.47% - 4.48%, 02/01/06	622,403	622,403
Societe Generale
4.48%, 02/01/06	720,591	720,591
UBS AG
4.48%, 02/01/06	288,236	288,236

		2,135,644
VARIABLE & FLOATING RATE NOTES[3] – 0.85%
Allstate Life Global Funding II
4.44% - 4.53%, 11/09/06 - 02/27/07[7]	506,575	506,689
American Express Bank
4.44% - 4.52%, 06/29/06 - 10/25/06	338,678	338,676
American Express Centurion Bank
4.52%, 06/29/06	57,647	57,647
American Express Credit Corp.
4.49%, 02/05/07	43,235	43,273
ASIF Global Financing
4.34% - 4.55%, 05/30/06 - 08/11/06[7]	468,384	468,542
Australia & New Zealand Banking Group Ltd.
4.49%, 02/23/07[7]	93,677	93,677
Bank of Ireland
4.46%, 12/20/06[7]	144,118	144,118
Beta Finance Inc.
4.37% - 4.49%, 04/25/06 - 06/09/06[7]	358,854	358,843
BMW US Capital LLC
4.44%, 02/15/07[7]	144,118	144,118
CC USA Inc.
4.42% - 4.48%, 03/23/06 - 07/14/06[7]	387,678	387,671
Commodore CDO Ltd.
4.56%, 12/12/06[7]	36,030	36,030
Credit Suisse First Boston NY
4.39%, 05/09/06	144,118	144,118
DEPFA Bank PLC
4.50%, 12/15/06	144,118	144,118
Descartes Funding Trust
4.47%, 11/15/06[7]	64,853	64,853
Dorada Finance Inc.
4.47%, 06/26/06[7]	36,030	36,028

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

January 31, 2006

Security	Principal	Value
Eli Lilly Services Inc.
4.36%, 09/01/06[7]	$144,118	$144,118
Fifth Third Bancorp.
4.49%, 01/23/07[7]	288,236	288,236
Five Finance Inc.
4.49% - 4.52%, 02/27/06 - 06/26/06[7]	100,883	100,882
General Electric Capital Corp.
4.52%, 01/09/07	64,853	64,902
Greenwich Capital Holdings Inc.
4.35% - 4.38%, 02/10/06 - 03/02/06	108,089	108,089
Hartford Life Global Funding Trusts
4.46%, 02/15/07	144,118	144,118
HBOS Treasury Services PLC
4.57%, 01/24/07	144,118	144,118
Holmes Financing PLC
4.44%, 12/15/06[7]	396,325	396,325
HSBC Bank USA N.A.
4.27% - 4.64%, 05/04/06 - 08/03/06	122,500	122,524
K2 USA LLC
4.34% - 4.46%, 02/15/06 - 09/11/06[7]	417,943	417,926
Leafs LLC
4.49%, 02/21/06 - 01/22/07[7]	150,933	150,933
Links Finance LLC
4.46% - 4.65%, 02/06/06 - 03/15/06[7]	345,884	345,887
Marshall & Ilsley Bank
4.45% - 4.59%, 02/20/06 - 12/15/06	223,383	223,392
Metropolitan Life Global Funding I
4.39% - 4.55%, 08/28/06 - 02/06/07[7]	430,913	431,118
Mound Financing PLC
4.38%, 11/08/06[7]	288,236	288,236
Natexis Banques Populaires
4.45%, 01/12/07[7]	108,089	108,089
Nationwide Building Society
4.45% - 4.58%, 01/05/07 - 01/26/07[7]	389,119	389,134
Nordea Bank AB
4.42%, 01/11/07[7]	252,207	252,207
Northern Rock PLC
4.40%, 02/02/07[7]	172,942	172,948
Permanent Financing PLC
4.38%, 03/10/06 - 06/12/06[7]	392,001	392,002
Pfizer Investment Capital PLC
4.43%, 12/15/06[7]	360,295	360,295
Principal Life Income Funding Trusts
4.29%, 05/10/06	108,089	108,090
Royal Bank of Scotland
4.50%, 08/30/06	144,118	144,102
Sedna Finance Inc.
4.46%, 09/20/06[7]	43,235	43,235
Sigma Finance Inc.
4.43% - 4.45%, 03/20/06 - 08/15/06[7]	159,971	159,968
Skandinaviska Enskilda Bank NY
4.47%, 11/16/06[7]	144,118	144,118
Societe Generale
4.36%, 02/02/07[7]	100,883	100,883
Strips III LLC
4.57%, 07/24/06[7,8]	38,019	38,019
SunTrust Bank
4.62%, 04/28/06	216,177	216,177
Tango Finance Corp.
4.47% - 4.49%, 05/25/06 - 09/27/06[7]	321,384	321,365
Toyota Motor Credit Corp.
4.53%, 04/10/06	64,853	64,853
UniCredito Italiano SpA
4.43%, 06/14/06	187,354	187,329
Union Hamilton Special Funding LLC
4.52%, 03/28/06[7]	144,118	144,118
US Bank N.A.
4.49%, 09/29/06	64,853	64,842
Variable Funding Capital Corp.
4.37% - 4.42%, 02/16/06 - 03/13/06	468,384	468,384
Wachovia Asset Securitization Inc.
4.52%, 02/26/06[7]	286,051	286,051

36	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

January 31, 2006

Security	Principal	Value
Wells Fargo & Co.
4.46%, 09/15/06[7]	$72,059	$72,063
WhistleJacket Capital Ltd.
4.47% - 4.52%, 06/22/06 - 07/28/06[7]	108,089	108,079
White Pine Finance LLC
4.45% - 4.49%, 03/27/06 - 06/20/06[7]	151,324	151,323
Winston Funding Ltd.
4.68%, 04/23/06[7]	102,900	102,900
World Savings Bank
4.37%, 03/09/06	216,177	216,176

		11,155,955

TOTAL SHORT-TERM INVESTMENTS (Cost: $21,682,614)		21,682,614

TOTAL INVESTMENTS IN SECURITIES – 101.65% (Cost: $961,057,421)		1,337,288,991
Other Assets, Less Liabilities – (1.65)%		(21,687,473)

NET ASSETS – 100.00%		$1,315,601,518

ADR – American Depositary Receipts

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
[7]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.88%
ADVERTISING – 0.19%
ADVO Inc.[1]	54	$1,776
Catalina Marketing Corp.[1]	90	2,011
Donnelley (R.H.) Corp.[2]	63	4,134
Getty Images Inc.[2]	81	6,614
Harte-Hanks Inc.	99	2,810
Interpublic Group of Companies Inc.[1,2]	890	8,989
Omnicom Group Inc.	341	27,890
Publicis Groupe ADR	234	8,869

		63,093
AEROSPACE & DEFENSE – 1.25%
AAR Corp.[1,2]	54	1,287
Alliant Techsystems Inc.[2]	72	5,580
Armor Holdings Inc.[2]	45	2,145
Boeing Co. (The)[1]	1,359	92,833
CAE Inc.	459	3,869
Curtiss-Wright Corp.	52	3,086
DRS Technologies Inc.	45	2,236
EDO Corp.	27	746
Esterline Technologies Corp.[2]	99	4,096
GenCorp Inc.[2]	72	1,442
General Dynamics Corp.	306	35,606
Goodrich (B.F.) Co.	216	8,504
L-3 Communications Holdings Inc.	215	17,419
Lockheed Martin Corp.	619	41,875
Moog Inc. Class A2	54	1,810
Northrop Grumman Corp.	629	39,080
Orbital Sciences Corp.[1,2]	90	1,161
Raytheon Co.	774	31,711
Rockwell Collins Inc.	306	14,358
Sequa Corp. Class A2	28	2,283
Teledyne Technologies Inc.[2]	54	1,765
Triumph Group Inc.[2]	27	1,141
United Industrial Corp.	18	818
United Technologies Corp.	1,727	100,805

		415,656
AGRICULTURE – 1.38%
Altria Group Inc.	3,761	272,071
Archer-Daniels-Midland Co.	1,098	34,587
Bunge Ltd.	189	11,143
Delta & Pine Land Co.	63	1,483
Gallaher Group PLC ADR	290	17,922
Imperial Tobacco Group ADR	692	41,174
Loews Corp. - Carolina Group	170	7,840
Monsanto Co.	494	41,797
Reynolds American Inc.	153	15,473
Tejon Ranch Co.[2]	18	764
Universal Corp.	45	2,126
UST Inc.[1]	296	11,526
Vector Group Ltd.[1]	56	1,018

		458,924
AIRLINES – 0.18%
Air France-KLM ADR	243	5,536
AirTran Holdings Inc.[1,2]	251	4,252
Alaska Air Group Inc.[2]	54	1,724
AMR Corp.[2]	482	10,941
British Airways PLC ADR[2]	99	5,757
China Eastern Airlines Corp. Ltd. ADR	27	443
China Southern Airlines Co. Ltd. ADR[2]	45	657
Continental Airlines Inc. Class B1,2	305	6,378
LAN Airlines SA ADR	72	2,722
Southwest Airlines Co.	1,323	21,777

		60,187
APPAREL – 0.33%
Benetton Group SpA ADR	54	1,305
Coach Inc.[2]	684	24,590
Gildan Activewear Inc.[2]	72	3,469
Hartmarx Corp.[2]	63	537
Jones Apparel Group Inc.	234	7,320
Kellwood Co.	54	1,307
Liz Claiborne Inc.[1]	207	7,187
Nike Inc. Class B	324	26,228
Oxford Industries Inc.	27	1,226
Phillips-Van Heusen Corp.	80	2,890
Polo Ralph Lauren Corp.	99	5,607
Quiksilver Inc.[2]	198	2,776
Reebok International Ltd.	90	5,309
Russell Corp.[1]	54	825
Skechers U.S.A. Inc. Class A2	36	697
Stride Rite Corp.	72	1,042

38	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2006

Security	Shares	Value
Timberland Co. Class A2	72	$2,517
Tommy Hilfiger Corp.[2]	188	3,102
VF Corp.	162	8,988
Wolverine World Wide Inc.	108	2,597

		109,519
AUTO MANUFACTURERS – 1.68%
DaimlerChrysler AG	1,663	95,323
Fiat SpA ADR[2]	1,035	10,226
Ford Motor Co.	3,267	28,031
General Motors Corp.[1]	863	20,764
Honda Motor Co. Ltd. ADR	3,429	97,555
Navistar International Corp.[2]	117	3,182
Oshkosh Truck Corp.	155	7,643
Toyota Motor Corp. ADR	2,835	294,018
Wabash National Corp.	125	2,666

		559,408
AUTO PARTS & EQUIPMENT – 0.23%
American Axle & Manufacturing Holdings Inc.	54	1,004
ArvinMeritor Inc.	216	3,769
Autoliv Inc.	180	8,818
BorgWarner Inc.	108	5,954
Cooper Tire & Rubber Co.	135	2,024
Goodyear Tire & Rubber Co. (The)[2]	324	5,067
Johnson Controls Inc.	351	24,303
Lear Corp.	152	3,853
Magna International Inc. Class A	180	13,320
Superior Industries International Inc.[1]	126	2,923
Tenneco Inc.[2]	72	1,580
TRW Automotive Holdings Corp.[2]	45	1,156
Visteon Corp.[2]	630	3,307

		77,078
BANKS – 11.20%
ABN AMRO Holding NV ADR	3,310	91,588
Allied Irish Banks PLC ADR	810	36,328
AmSouth Bancorp	648	17,891
Australia & New Zealand Banking Group Ltd. ADR	666	63,570
Banco Bilbao Vizcaya Argentaria SA ADR	6,300	127,512
Banco de Chile ADR	99	4,242
Banco Latinoamericano de Exportaciones SA	54	945
Banco Santander Central Hispano SA ADR	11,196	159,767
Banco Santander Chile SA ADR	117	5,832
BancorpSouth Inc.	135	3,110
Bank of America Corp.	8,403	371,665
Bank of Hawaii Corp.	99	5,169
Bank of Ireland ADR	423	29,081
Bank of Montreal	927	55,342
Bank of New York Co. Inc. (The)	1,440	45,806
Bank of Nova Scotia	1,872	73,570
Barclays PLC ADR[3]	2,924	124,943
BB&T Corp.	1,016	39,665
Canadian Imperial Bank of Commerce	648	45,328
Capitol Bancorp Ltd.	28	1,243
Central Pacific Financial Corp.	89	3,275
Chittenden Corp.[1]	90	2,553
City National Corp.	81	6,073
Colonial BancGroup Inc. (The)	234	5,827
Comerica Inc.	297	16,475
Commerce Bancorp Inc.[1]	288	9,631
Community Bank System Inc.	54	1,256
Credicorp Ltd.	63	1,877
Credit Suisse Group PLC ADR	2,214	129,563
Cullen/Frost Bankers Inc.	99	5,320
Deutsche Bank AG	980	105,281
First BanCorp (Puerto Rico)[1]	144	1,840
First Commonwealth Financial Corp.	108	1,458
First Horizon National Corp.	234	8,862
First Republic Bank	44	1,670
FNB Corp. (Pennsylvania)	90	1,516
Fremont General Corp.[1]	126	3,087
HDFC Bank Ltd. ADR	180	10,699
HSBC Holdings PLC ADR	4,085	339,790
Hudson United Bancorp	108	4,498
ICICI Bank Ltd. ADR	558	17,532
Irwin Financial Corp.	36	771
KeyCorp	739	26,153
Kookmin Bank ADR[2]	602	48,003
Lloyds TSB Group PLC ADR	2,556	94,061

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2006

Security	Shares	Value
M&T Bank Corp.	160	$17,328
Marshall & Ilsley Corp.	387	16,231
Mellon Financial Corp.	801	28,251
Mitsubishi UFJ Financial Group Inc. ADR	18,059	260,953
National Australia Bank Ltd. ADR[1]	559	72,083
National Bank of Greece SA ADR	2,843	26,326
National City Corp.	1,051	35,923
North Fork Bancorp Inc.[1]	818	21,039
Old National Bancorp[1]	134	2,805
PNC Financial Services Group	531	34,441
Regions Financial Corp.	855	28,369
Royal Bank of Canada[1]	1,215	95,013
Sanpaolo IMI SpA ADR[1]	999	32,477
State Street Corp.	621	37,546
SunTrust Banks Inc.	646	46,157
Synovus Financial Corp.	468	12,950
TCF Financial Corp.	252	6,297
TD Banknorth Inc.	262	7,593
Toronto-Dominion Bank	1,287	68,391
U.S. Bancorp	3,410	101,993
UBS AG	1,855	201,824
UnionBanCal Corp.	90	6,038
Valley National Bancorp	181	4,239
W Holding Co. Inc.	216	1,860
Wachovia Corp.	2,916	159,884
Webster Financial Corp.	90	4,239
Wells Fargo & Co.	3,059	190,759
Westpac Banking Corp. ADR[1]	666	59,154
Wilmington Trust Corp.	126	5,229

		3,735,060
BEVERAGES – 1.59%
Anheuser-Busch Companies Inc.	1,351	55,985
Brown-Forman Corp. Class B1	54	3,830
Coca Cola Bottling Co. SA ADR	198	5,940
Coca-Cola Co. (The)	4,003	165,644
Coca-Cola Enterprises Inc.	441	8,705
Coca-Cola Femsa SA ADR	66	1,971
Compania Cervecerias Unidas ADR	90	2,254
Constellation Brands Inc.[2]	324	8,648
Diageo PLC ADR	1,339	80,367
Embotelladora Andina SA Class A ADR	108	1,382
Embotelladora Andina SA Class B ADR	108	1,476
Molson Coors Brewing Co. Class B	117	7,312
Pepsi Bottling Group Inc.	306	8,874
PepsiAmericas Inc.	153	3,747
PepsiCo Inc.	3,003	171,712
Vina Concha y Toro SA ADR	45	1,292

		529,139
BIOTECHNOLOGY – 0.28%
Applera Corp. - Celera Genomics Group[2]	288	3,387
Cambrex Corp.	45	995
Charles River Laboratories International Inc.[2]	153	7,058
Enzo Biochem Inc.[1,2]	89	1,161
Genentech Inc.[2]	872	74,922
Millipore Corp.[2]	81	5,571

		93,094
BUILDING MATERIALS – 0.60%
American Standard Companies Inc.	324	11,664
Cemex SA de CV ADR	628	41,435
Comfort Systems USA Inc.	72	757
Eagle Materials Inc.[1]	18	2,932
ElkCorp	27	950
Florida Rock Industries Inc.	108	5,838
Hanson PLC ADR	315	18,254
Lafarge North America Inc.	54	3,327
Lafarge SA ADR	1,242	32,640
Lennox International Inc.	90	2,875
Martin Marietta Materials Inc.	90	7,630
Masco Corp.	819	24,283
NCI Building Systems Inc.[1,2]	36	1,825
Rinker Group Ltd. ADR	360	22,972
Royal Group Technologies Ltd.[2]	126	1,149
Simpson Manufacturing Co. Inc.	72	2,786
Texas Industries Inc.	51	2,744
USG Corp.[2]	78	7,426
Vulcan Materials Co.	144	10,351

		201,838
CHEMICALS – 1.85%
Agrium Inc.	234	5,581
Air Products & Chemicals Inc.	396	24,429

40	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2006

Security	Shares	Value
Airgas Inc.	117	$4,537
Albemarle Corp.	63	2,758
Arch Chemicals Inc.	45	1,395
Ashland Inc.	126	8,306
BASF AG ADR	989	77,904
Bayer AG ADR	1,393	58,241
BOC Group PLC ADR	459	24,272
Cabot Corp.	117	4,589
Chemtura Corp.	531	6,675
Ciba Specialty Chemicals AG ADR	252	8,039
Cytec Industries Inc.	63	3,125
Dow Chemical Co. (The)	1,736	73,433
Du Pont (E.I.) de Nemours and Co.	1,827	71,527
Eastman Chemical Co.	144	6,942
Ecolab Inc.	342	12,247
Engelhard Corp.	234	9,430
Ferro Corp.	72	1,416
FMC Corp.[2]	63	3,554
Fuller (H.B.) Co.	54	2,041
Georgia Gulf Corp.	63	2,155
Grace (W.R.) & Co.[2]	108	1,347
Hercules Inc.[2]	189	2,213
Imperial Chemical Industries PLC ADR	549	14,329
International Flavors & Fragrances Inc.	189	6,229
Koor Industries Ltd. ADR[2]	90	936
Lubrizol Corp.	99	4,528
Lyondell Chemical Co.	440	10,564
MacDermid Inc.	45	1,357
Minerals Technologies Inc.	36	2,011
Mosaic Co. (The)[1,2]	189	2,922
Nova Chemicals Corp.	162	5,594
Octel Corp.	152	3,080
Olin Corp.	126	2,583
OM Group Inc.[2]	96	2,065
PolyOne Corp.[2]	171	1,224
Potash Corp. of Saskatchewan	206	18,538
PPG Industries Inc.	315	18,742
Praxair Inc.	584	30,765
Rhodia SA ADR	2,466	6,535
Rohm & Haas Co.	270	13,743
RPM International Inc.	216	4,082
Sensient Technologies Corp.	81	1,536
SGL Carbon AG ADR[2]	306	1,894
Sherwin-Williams Co. (The)	224	11,850
Sinopec Shanghai Petrochemical Co. Ltd. ADR	45	2,205
Sociedad Quimica y Minera de Chile SA ADR	18	2,147
Spartech Corp.	54	1,298
Syngenta AG ADR	945	24,135
Valspar Corp. (The)	180	4,900

		615,948
COAL – 0.16%
Arch Coal Inc.	117	10,146
CONSOL Energy Inc.	171	12,466
Massey Energy Co.	144	5,940
Peabody Energy Corp.	234	23,285
Yanzhou Coal Mining Co. Ltd. ADR	55	2,108

		53,945
COMMERCIAL SERVICES – 0.98%
Aaron Rents Inc.	72	1,732
ABM Industries Inc.	72	1,376
Accenture Ltd.	968	30,521
Adecco SA ADR[1]	972	13,608
ADESA Inc.	144	3,686
Administaff Inc.	65	2,798
Alliance Data Systems Corp.[2]	88	3,718
ARAMARK Corp. Class B	180	4,797
Arbitron Inc.	54	2,144
Banta Corp.	45	2,300
BearingPoint Inc.[2]	486	3,995
Block (H & R) Inc.	576	14,089
Bowne & Co. Inc.	63	949
Cendant Corp.	1,907	31,923
Central Parking Corp.	178	2,625
Chemed Corp.	60	3,190
ChoicePoint Inc.[2]	162	6,661
Consolidated Graphics Inc.[2]	37	1,900
Convergys Corp.[2]	261	4,489
Corrections Corp. of America[2]	91	3,863
Deluxe Corp.	134	3,589
DeVry Inc.[1,2]	190	4,368

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2006

Security	Shares	Value
Dollar Thrifty Automotive Group Inc.[1,2]	45	$1,707
Donnelley (R.R.) & Sons Co.	396	12,910
Equifax Inc.	261	10,002
FTI Consulting Inc.[2]	81	2,191
Gartner Inc.[2]	153	2,105
Geo Group Inc. (The)[2]	27	660
Hewitt Associates Inc. Class A2	54	1,442
Interactive Data Corp.	63	1,420
Iron Mountain Inc.[1,2]	216	9,003
ITT Educational Services Inc.[1,2]	81	4,722
Korn/Ferry International[1,2]	63	1,245
Labor Ready Inc.[2]	72	1,677
Landauer Inc.	18	842
Live Nation Inc.[2]	123	2,183
Manpower Inc.	162	8,720
MAXIMUS Inc.	36	1,408
McKesson Corp.	504	26,712
Midas Inc.[2]	27	516
Moody’s Corp.	448	28,367
MPS Group Inc.[2]	198	2,814
Navigant Consulting Inc.[2]	81	1,840
PHH Corp.[2]	98	2,823
Pre-Paid Legal Services Inc.	28	1,069
Quanta Services Inc.[1,2]	334	4,626
Quebecor World Inc.[1]	162	1,989
Robert Half International Inc.	315	11,507
Rollins Inc.	71	1,526
Service Corp. International	558	4,564
ServiceMaster Co. (The)	549	7,104
Sotheby’s Holdings Inc. Class A2	81	1,611
Spherion Corp.[2]	108	1,210
United Rentals Inc.[1,2]	234	6,859
Universal Technical Institute Inc.[2]	71	2,595
Valassis Communications Inc.[2]	99	2,762
Viad Corp.	45	1,281
Watson Wyatt Worldwide Inc.	63	1,918
Weight Watchers International Inc.[1,2]	81	3,810

		328,061
COMPUTERS – 1.97%
Affiliated Computer Services Inc. Class A2	225	14,085
Anteon International Corp.[2]	59	3,254
BISYS Group Inc. (The)[2]	225	3,260
CACI International Inc. Class A2	54	3,083
Ceridian Corp.[2]	279	6,886
CGI Group Inc.[2]	630	4,895
CIBER Inc.[1,2]	99	622
Computer Sciences Corp.[2]	342	17,339
Diebold Inc.	162	6,336
DST Systems Inc.[2]	134	7,592
Electronic Data Systems Corp.	891	22,444
EMC Corp.[2]	4,491	60,179
FactSet Research Systems Inc.	71	2,831
Hewlett-Packard Co.	5,412	168,746
Imation Corp.	63	2,856
International Business Machines Corp.	2,954	240,160
Lexmark International Inc.[2]	234	11,365
NCR Corp.[2]	360	13,374
Perot Systems Corp. Class A2	135	2,034
Quantum Corp.[2]	288	1,022
Reynolds & Reynolds Co. (The) Class A	126	3,578
Seagate Technology	669	17,448
SRA International Inc. Class A2	54	1,715
TDK Corp. ADR	243	17,673
Thomson Corp.	351	12,597
Tyler Technologies Inc.[1,2]	72	626
Western Digital Corp.[2]	593	12,963

		658,963
COSMETICS & PERSONAL CARE – 1.32%
Alberto-Culver Co.	171	7,575
Colgate-Palmolive Co.	971	53,298
Estee Lauder Companies Inc. Class A	249	9,081
Procter & Gamble Co.	6,263	370,957

		440,911
DISTRIBUTION & WHOLESALE – 0.23%
Aviall Inc.[2]	63	2,177
Buhrmann NV ADR	243	3,813
Genuine Parts Co.	324	13,780
Grainger (W.W.) Inc.	153	10,852
Hughes Supply Inc.	108	4,979
Ingram Micro Inc. Class A2	225	4,354
Owens & Minor Inc.	72	2,254
Watsco Inc.	36	2,547

42	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2006

Security	Shares	Value
WESCO International Inc.[2]	106	$5,081
Wolseley PLC ADR	540	26,217

		76,054
DIVERSIFIED FINANCIAL SERVICES – 5.85%
Affiliated Managers Group Inc.[2]	63	5,846
American Express Co.	2,042	107,103
AmeriCredit Corp.[1,2]	288	8,283
Ameriprise Financial Inc.	407	16,561
AMVESCAP PLC ADR	908	16,753
Bay View Capital Corp.[2]	144	2,534
Bear Stearns Companies Inc. (The)	180	22,763
BlackRock Inc.	27	3,586
Capital One Financial Corp.	532	44,316
Chicago Mercantile Exchange Holdings Inc.	53	22,432
CIT Group Inc.	396	21,123
Citigroup Inc.	9,494	442,231
Countrywide Financial Corp.	1,026	34,309
Doral Financial Corp.	333	3,620
E*TRADE Financial Corp.[2]	684	16,272
Eaton Vance Corp.	216	6,225
Edwards (A.G.) Inc.	153	7,278
Federal Home Loan Mortgage Corp.	1,277	86,657
Federal National Mortgage Association	1,773	102,728
Federated Investors Inc. Class B	180	6,950
Financial Federal Corp.[1]	64	2,864
Franklin Resources Inc.	252	24,822
GAMCO Investors Inc. Class A	72	3,210
Goldman Sachs Group Inc. (The)	746	105,372
IndyMac Bancorp Inc.	108	4,413
Investment Technology Group Inc.[2]	90	4,048
Janus Capital Group Inc.[1]	450	9,400
Jefferies Group Inc.	90	4,902
JP Morgan Chase & Co.	6,534	259,726
LaBranche & Co. Inc.[1,2]	314	3,595
Lazard Ltd. Class A	146	5,236
Legg Mason Inc.	189	24,513
Lehman Brothers Holdings Inc.	494	69,382
Merrill Lynch & Co. Inc.	1,566	117,560
Morgan Stanley	1,836	112,822
National Financial Partners Corp.	63	3,371
Nelnet Inc. Class A1,2	47	1,932
Nissin Co. Ltd. ADR	154	3,194
Nomura Holdings Inc. ADR	3,645	71,114
Nuveen Investments Inc. Class A	136	6,170
Ocwen Financial Corp.[2]	72	725
ORIX Corp. ADR	314	40,895
Petrobras Energia Participaciones SA ADR[2]	162	2,054
Piper Jaffray Companies Inc.[2]	80	3,586
Raymond James Financial Inc.	108	4,596
Ritchie Bros. Auctioneers Inc.	54	2,427
Shinhan Financial Group Co. Ltd. ADR	243	20,701
SLM Corp.	809	45,272
Stewart (W.P.) & Co. Ltd.	45	969
Student Loan Corp.	9	1,971
SWS Group Inc.	27	627
Waddell & Reed Financial Inc. Class A	153	3,409
Westcorp	64	4,428
Woori Finance Holdings Co. Ltd. ADR	63	3,736

		1,950,612
ELECTRIC – 3.62%
AES Corp. (The)[2]	1,295	22,067
Allegheny Energy Inc.[2]	325	11,307
ALLETE Inc.	108	4,783
Alliant Energy Corp.	207	6,140
Ameren Corp.	369	18,730
American Electric Power Co. Inc.	729	27,206
Aquila Inc.[2]	360	1,314
Avista Corp.	81	1,548
Black Hills Corp.	71	2,528
CenterPoint Energy Inc.	504	6,441
Central Vermont Public Service Corp.	63	1,219
CH Energy Group Inc.	89	4,174
Cinergy Corp.	306	13,296
Cleco Corp.	143	3,136
CMS Energy Corp.[2]	297	4,298
Companhia Paranaense de Energia ADR	189	1,752
Consolidated Edison Inc.	423	19,885
Constellation Energy Group Inc.	333	19,404
Dominion Resources Inc.	603	45,545
DPL Inc.	296	7,589

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2006

Security	Shares	Value
DTE Energy Co.	315	$13,293
Duke Energy Corp.	1,735	49,187
Duquesne Light Holdings Inc.[1]	144	2,589
E.ON AG ADR	3,753	140,099
Edison International	603	26,423
El Paso Electric Co.[2]	90	1,843
Empire District Electric Co. (The)	135	3,004
Empresa Nacional de Electricidad SA ADR	207	6,556
Endesa SA ADR	1,773	50,637
Enel SpA ADR	1,484	63,011
Energias de Portugal SA ADR	482	15,877
Energy East Corp.	270	6,709
Enersis SA ADR	423	5,127
Entergy Corp.	376	26,136
Exelon Corp.	1,224	70,282
FirstEnergy Corp.	612	30,661
FPL Group Inc.	630	26,328
Great Plains Energy Inc.[1]	198	5,649
Hawaiian Electric Industries Inc.[1]	144	3,777
Huaneng Power International Inc. ADR	144	3,992
IDACORP Inc.[1]	110	3,483
International Power PLC ADR	207	10,191
Korea Electric Power Corp. ADR	932	21,175
MDU Resources Group Inc.	198	7,168
National Grid PLC ADR	1,000	51,600
Northeast Utilities	234	4,652
NRG Energy Inc.[2]	172	8,302
NSTAR	198	5,691
OGE Energy Corp.	200	5,430
Pepco Holdings Inc.	315	7,248
PG&E Corp.[1]	729	27,199
Pinnacle West Capital Corp.	171	7,286
PNM Resources Inc.	108	2,654
PPL Corp.	666	20,067
Progress Energy Inc.	459	20,022
Public Service Enterprise Group Inc.	441	30,702
Puget Energy Inc.	180	3,796
Reliant Energy Inc.[2]	713	7,216
SCANA Corp.	216	8,677
Scottish Power PLC ADR	894	36,422
Sierra Pacific Resources Corp.[2]	216	2,851
Southern Co. (The)	1,359	47,293
TECO Energy Inc.	351	5,995
TransAlta Corp.	351	7,227
TXU Corp.	857	43,398
UIL Holdings Corp.	76	3,674
UniSource Energy Corp.	101	3,124
Westar Energy Inc.	183	3,770
Wisconsin Energy Corp.	216	8,966
WPS Resources Corp.[1]	88	4,935
Xcel Energy Inc.[1]	738	14,332

		1,208,088
ELECTRICAL COMPONENTS & EQUIPMENT – 0.38%
AMETEK Inc.	126	5,184
Belden CDT Inc.[1]	90	2,439
Emerson Electric Co.	765	59,249
Energizer Holdings Inc.[2]	153	8,279
General Cable Corp.[2]	110	2,695
Hitachi Ltd. ADR	620	43,710
Hubbell Inc. Class B	90	4,045

		125,601
ELECTRONICS – 0.88%
Agilent Technologies Inc.[2]	855	28,993
Amphenol Corp. Class A	144	7,320
Applera Corp. - Applied Biosystems Group	387	10,968
Arrow Electronics Inc.[2]	207	7,113
AU Optronics Corp. ADR	730	11,162
Avnet Inc.[2]	324	7,922
AVX Corp.[1]	99	1,645
Benchmark Electronics Inc.[2]	72	2,630
Brady Corp. Class A	72	2,863
Celestica Inc.[2]	460	4,591
Checkpoint Systems Inc.[2]	65	1,753
CTS Corp.	63	776
Epcos AG ADR[2]	90	1,367
Fisher Scientific International Inc.[2]	207	13,842
Jabil Circuit Inc.[2]	306	12,362
Koninklijke Philips Electronics NV NYS	2,384	80,269
Kyocera Corp. ADR	315	27,846
Mettler Toledo International Inc.[2]	81	4,689

44	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2006

Security	Shares	Value
Nam Tai Electronics Inc.	45	$1,052
Park Electrochemical Corp.	36	1,018
Paxar Corp.[2]	63	1,274
PerkinElmer Inc.	216	4,912
Rogers Corp.[1,2]	81	3,816
Solectron Corp.[2]	2,259	8,629
Symbol Technologies Inc.	571	7,052
Technitrol Inc.	72	1,466
Tektronix Inc.	153	4,513
Thermo Electron Corp.[2]	306	10,294
Thomas & Betts Corp.[2]	108	4,822
Vishay Intertechnology Inc.[2]	395	6,253
Waters Corp.[2]	225	9,439
Watts Water Technologies Inc. Class A	45	1,516

		294,167
ENERGY & RELATED – 0.00%
Smedvig ASA Class B ADR	45	1,125

		1,125
ENGINEERING & CONSTRUCTION – 0.27%
ABB Ltd. ADR[2]	3,456	37,740
Chicago Bridge & Iron Co. NV NYS	180	5,553
Dycom Industries Inc.[2]	90	2,219
EMCOR Group Inc.[2]	27	2,215
Empresas ICA Sociedad Controladora SA de CV Sponsored ADR[2]	27	1,023
Fluor Corp.	153	13,456
Granite Construction Inc.	63	2,550
Grupo Aeroportuario del Sureste SA de CV ADR	45	1,404
Jacobs Engineering Group Inc.[2]	99	8,254
McDermott International Inc.[2]	115	5,980
Shaw Group Inc. (The)[1,2]	142	5,058
URS Corp.[2]	83	3,551

		89,003
ENTERTAINMENT – 0.13%
DreamWorks Animation SKG Inc. Class A2	81	2,171
GTECH Holdings Corp.	216	7,219
International Game Technology Inc.	648	23,185
Intrawest Corp.	81	2,275
Pinnacle Entertainment Inc.[2]	98	2,824
Regal Entertainment Group Class A1	72	1,333
Speedway Motorsports Inc.	56	2,003
Vail Resorts Inc.[2]	71	2,158

		43,168
ENVIRONMENTAL CONTROL – 0.35%
Aleris International Inc.[2]	73	3,038
Mine Safety Appliances Co.	62	2,469
Nalco Holding Co.[2]	126	2,325
Republic Services Inc.	225	8,516
Vivendi Universal SA ADR	2,010	62,933
Waste Connections Inc.[2]	81	2,830
Waste Management Inc.	1,063	33,570

		115,681
FOOD – 1.75%
Albertson’s Inc.	594	14,939
Cadbury Schweppes PLC ADR	982	39,113
Campbell Soup Co.	477	14,277
Chiquita Brands International Inc.	72	1,304
ConAgra Foods Inc.	999	20,709
Corn Products International Inc.	126	3,436
Dean Foods Co.[2]	288	10,924
Del Monte Foods Co.	369	3,945
Distribucion y Servicio D&S SA ADR	80	1,489
Flowers Foods Inc.	124	3,411
Fresh Del Monte Produce Inc.[1]	45	1,035
General Mills Inc.	648	31,499
Groupe Danone ADR	2,322	52,152
Gruma SA de CV ADR	63	931
Heinz (H.J.) Co.	622	21,111
Hershey Co. (The)	324	16,589
Hormel Foods Corp.	135	4,527
Kellogg Co.	426	18,275
Koninklijke Ahold NV ADR[2]	2,880	22,291
Kraft Foods Inc.	458	13,484
Kroger Co.[2]	1,260	23,184
McCormick & Co. Inc. NVS	225	6,797
Pilgrim’s Pride Corp.	63	1,533
Ralcorp Holdings Inc.[2]	54	2,122
Ruddick Corp.	72	1,664
Safeway Inc.	819	19,197
Sara Lee Corp.	1,467	26,817

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2006

Security	Shares	Value
Smithfield Foods Inc.[2]	162	$4,348
Smucker (J.M.) Co. (The)	99	4,306
SUPERVALU Inc.	252	8,046
Sysco Corp.	1,187	36,417
Tootsie Roll Industries Inc.	45	1,307
TreeHouse Foods Inc.[2]	126	2,476
Tyson Foods Inc. Class A	432	6,191
Unilever NV NYS	1,044	73,289
Unilever PLC ADR	1,320	55,664
Weis Markets Inc.	18	755
Wimm-Bill-Dann Foods OJSC ADR[2]	36	844
Wrigley (William Jr.) Co.	225	14,391

		584,789
FOOD SERVICE – 0.02%
Sodexho Alliance SA ADR	180	8,136

		8,136
FOREST PRODUCTS & PAPER – 0.50%
Abitibi-Consolidated Inc.	630	2,444
Aracruz Celulose SA ADR	81	3,178
Bowater Inc.	99	2,707
Buckeye Technologies Inc.[2]	63	593
Deltic Timber Corp.	63	3,340
Domtar Inc.	477	2,519
Glatfelter Co.	54	768
International Paper Co.	890	29,041
Longview Fibre Co.	99	1,886
Louisiana-Pacific Corp.	180	5,301
MeadWestvaco Corp.	450	12,010
Neenah Paper Inc.	27	791
Plum Creek Timber Co. Inc.	342	12,633
Potlatch Corp.	54	2,766
Rayonier Inc.	135	5,771
Rock-Tenn Co. Class A	45	629
Sappi Ltd. ADR	387	5,062
Schweitzer-Mauduit International Inc.	27	719
Stora Enso OYJ ADR	1,188	16,442
Temple-Inland Inc.	198	9,286
UPM-Kymmene OYJ ADR	972	19,945
Wausau Paper Corp.	90	1,147
Weyerhaeuser Co.	386	26,927

		165,905
GAS – 0.29%
AGL Resources Inc.	108	3,864
Atmos Energy Corp.	137	3,600
Energen Corp.	126	4,917
KeySpan Corp.	297	10,668
Laclede Group Inc. (The)	36	1,174
New Jersey Resources Corp.	116	5,272
Nicor Inc.	54	2,209
NiSource Inc.	486	9,978
Northwest Natural Gas Co.	135	4,805
ONEOK Inc.	180	5,087
Peoples Energy Corp.	72	2,680
Piedmont Natural Gas Co.[1]	126	3,055
Sempra Energy	369	17,730
South Jersey Industries Inc.	142	4,175
Southern Union Co.[2]	200	5,040
Southwest Gas Corp.	108	2,986
UGI Corp.	180	3,865
Vectren Corp.	144	3,940
WGL Holdings Inc.	90	2,806

		97,851
HAND & MACHINE TOOLS – 0.15%
Baldor Electric Co.	54	1,614
Black & Decker Corp.	144	12,427
Kennametal Inc.	63	3,685
Nidec Corp. ADR	864	19,812
Snap-On Inc.	99	3,973
Stanley Works (The)[1]	153	7,503

		49,014
HEALTH CARE - PRODUCTS – 2.41%
Advanced Medical Optics Inc.[2]	133	5,929
Alcon Inc.	144	18,420
Bard (C.R.) Inc.	198	12,557
Bausch & Lomb Inc.	99	6,687
Baxter International Inc.	1,125	41,456
Beckman Coulter Inc.	117	6,967
Becton, Dickinson & Co.	432	27,994
Boston Scientific Corp.[2]	1,089	23,816
Cantel Medical Corp.[2]	32	550
Cooper Companies Inc.	67	3,714
Diagnostic Products Corp.	45	2,286

46	2006 iShares SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2006

Security	Shares	Value
DJ Orthopedics Inc.[2]	36	$1,182
Edwards Lifesciences Corp.[2]	108	4,638
Fresenius Medical Care AG ADR	189	6,681
Guidant Corp.	590	43,424
Haemonetics Corp.[2]	45	2,340
Hillenbrand Industries Inc.	133	6,546
Invacare Corp.	54	1,868
Johnson & Johnson	5,374	309,220
Kinetic Concepts Inc.[2]	107	3,872
Luxottica Group SpA ADR	216	5,642
Medtronic Inc.	2,204	124,460
Mentor Corp.	72	3,240
Oakley Inc.	45	704
ResMed Inc.[2]	126	4,969
Smith & Nephew PLC ADR	351	17,550
St. Jude Medical Inc.[2]	648	31,836
Steris Corp.	126	3,402
Stryker Corp.	521	25,998
Sybron Dental Specialties Inc.[2]	72	3,067
Varian Medical Systems Inc.[2]	252	15,173
Viasys Healthcare Inc.[2]	145	4,106
West Pharmaceutical Services Inc.	54	1,649
Zimmer Holdings Inc.[2]	450	31,027

		802,970
HEALTH CARE - SERVICES – 1.47%
Aetna Inc.	546	52,853
AMERIGROUP Corp.[2]	90	2,009
Apria Healthcare Group Inc.[2]	99	2,413
Beverly Enterprises Inc.[2]	198	2,418
Centene Corp.[2]	72	1,893
Community Health Systems Inc.[2]	171	6,223
Covance Inc.[2]	117	6,647
Coventry Health Care Inc.[2]	295	17,573
DaVita Inc.[2]	180	9,855
Extendicare Inc. Class A	108	1,679
HCA Inc.	750	36,810
Health Management Associates Inc. Class A	450	9,459
Health Net Inc.[2]	207	10,220
Humana Inc.[2]	297	16,564
Laboratory Corp. of America Holdings[2]	249	14,604
Manor Care Inc.	162	6,334
MDS Inc.	261	5,016
Molina Healthcare Inc.[2]	27	714
Pediatrix Medical Group Inc.[2]	45	3,946
Quest Diagnostics Inc.	288	14,236
RehabCare Group Inc.[2]	82	1,573
Renal Care Group Inc.[2]	135	6,404
Sierra Health Services Inc.[2]	122	4,834
Sunrise Senior Living Inc.[1,2]	72	2,617
Tenet Healthcare Corp.[2]	864	6,281
Triad Hospitals Inc.[2]	144	5,913
UnitedHealth Group Inc.	2,500	148,550
Universal Health Services Inc. Class B	90	4,276
WellPoint Inc.[2]	1,151	88,397

		490,311
HOLDING COMPANIES - DIVERSIFIED – 0.61%
Berkshire Hathaway Inc. Class B2	61	178,852
Grupo IMSA SA de CV ADR[2,4]	4	79
Leucadia National Corp.	144	7,556
Quinenco SA ADR	153	1,805
Tomkins PLC ADR	360	7,927
Walter Industries Inc.	99	6,262

		202,481
HOME BUILDERS – 0.40%
Beazer Homes USA Inc.[1]	81	5,900
Brookfield Homes Corp.	27	1,395
Centex Corp.[1]	234	16,705
Champion Enterprises Inc.[2]	284	3,894
Fleetwood Enterprises Inc.[2]	314	3,737
Horton (D.R.) Inc.	574	21,422
Hovnanian Enterprises Inc. Class A1,2	63	3,050
KB Home	144	10,973
Lennar Corp. Class A	225	14,076
Levitt Corp. Class A	106	2,589
M.D.C. Holdings Inc.	62	3,934
M/I Homes Inc.	18	717
Meritage Homes Corp.[2]	36	2,178
Monaco Coach Corp.[1]	110	1,489
Pulte Homes Inc.	378	15,082
Ryland Group Inc.	90	6,512
Standard-Pacific Corp.[1]	108	4,201

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2006

Security	Shares	Value
Thor Industries Inc.[1]	72	$3,071
Toll Brothers Inc.[2]	180	6,120
WCI Communities Inc.[2]	72	1,983
William Lyon Homes Inc.[2]	9	924
Winnebago Industries Inc.[1]	63	1,973

		131,925
HOME FURNISHINGS – 0.67%
Ethan Allen Interiors Inc.[1]	72	3,061
Furniture Brands International Inc.[1]	99	2,382
Harman International Industries Inc.[1]	126	13,860
La-Z-Boy Inc.[1]	99	1,618
Matsushita Electric Industrial Co. Ltd. ADR	4,435	96,550
Sony Corp. ADR	1,800	88,020
Thomson SA ADR	495	10,172
Whirlpool Corp.	108	8,713

		224,376
HOUSEHOLD PRODUCTS & WARES – 0.39%
ACCO Brands Corp.[2]	162	4,001
American Greetings Corp. Class A1	117	2,388
Avery Dennison Corp.	180	10,753
Blyth Inc.	63	1,367
Church & Dwight Co. Inc.	169	6,219
Clorox Co. (The)	298	17,835
Ennis Inc.	90	1,732
Fortune Brands Inc.	270	20,239
Harland (John H.) Co.[1]	54	2,016
Jarden Corp.[2]	70	1,725
Kimberly-Clark Corp.	874	49,923
Playtex Products Inc.[2]	72	966
Scotts Miracle-Gro Co. (The) Class A	72	3,564
Spectrum Brands Inc.[2]	100	1,891
Tupperware Corp.	146	3,241
Yankee Candle Co. Inc. (The)	99	2,485

		130,345
HOUSEWARES – 0.05%
Newell Rubbermaid Inc.	513	12,127
Toro Co.	90	3,979

		16,106
INSURANCE – 5.29%
ACE Ltd.	522	28,579
Aegon NV ADR	2,628	42,416
AFLAC Inc.	927	43,523
Alleghany Corp.[2]	9	2,612
Allianz AG ADR	7,082	114,374
Allstate Corp. (The)	1,225	63,761
Ambac Financial Group Inc.	198	15,208
American Financial Group Inc.	107	4,025
American International Group Inc.	4,195	274,605
AmerUs Group Co.	72	4,419
AON Corp.	513	17,555
Aspen Insurance Holdings Ltd.	107	2,480
Assurant Inc.	171	7,852
Assured Guaranty Ltd.	135	3,438
AXA ADR[1]	2,753	93,244
Axis Capital Holdings Ltd.	225	6,727
Berkley (W.R.) Corp.	206	10,176
Brown & Brown Inc.[1]	216	6,206
China Life Insurance Co. Ltd. ADR[2]	351	14,366
Chubb Corp.	340	32,079
CIGNA Corp.	252	30,643
CNA Financial Corp.[2]	54	1,707
Commerce Group Inc.	54	2,911
Conseco Inc.[2]	315	7,677
Delphi Financial Group Inc. Class A	54	2,574
Endurance Specialty Holdings Ltd.	81	2,667
Everest Re Group Ltd.	99	9,568
Fairfax Financial Holdings Ltd.	36	5,423
FBL Financial Group Inc. Class A	54	1,801
Fidelity National Financial Inc.	279	11,012
Fidelity National Title Group Inc. Class A	47	1,146
First American Corp.	126	5,899
Gallagher (Arthur J.) & Co.[1]	171	4,986
Genworth Financial Inc. Class A	495	16,216
Hanover Insurance Group Inc. (The)	99	4,797
Hartford Financial Services Group Inc.	531	43,664
HCC Insurance Holdings Inc.	162	5,032
Hilb, Rogal & Hobbs Co.[1]	54	2,100
Horace Mann Educators Corp.	81	1,587

48	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2006

Security	Shares	Value
Hub International Ltd.	54	$1,419
ING Groep NV ADR	3,671	131,238
Jefferson-Pilot Corp.	242	14,116
Kingsway Financial Services Inc.	108	2,271
LandAmerica Financial Group Inc.	36	2,375
Lincoln National Corp.	333	18,158
Loews Corp.	233	22,995
Manulife Financial Corp.	1,475	89,901
Markel Corp.[2]	18	6,012
Marsh & McLennan Companies Inc.	918	27,898
MBIA Inc.[1]	270	16,621
Mercury General Corp.	45	2,537
MetLife Inc.	728	36,516
MGIC Investment Corp.	180	11,882
Nationwide Financial Services Inc.	108	4,596
Old Republic International Corp.	393	8,430
PartnerRe Ltd.[1]	99	6,116
Penn Treaty American Corp.[2]	288	3,108
Phoenix Companies Inc.	171	2,580
Platinum Underwriters Holdings Ltd.	91	2,789
PMI Group Inc. (The)	162	7,003
Principal Financial Group Inc.	558	26,315
ProAssurance Corp.[2]	70	3,583
Progressive Corp. (The)	333	34,978
Protective Life Corp.	117	5,259
Prudential Financial Inc.	918	69,162
Prudential PLC ADR	2,097	42,884
Radian Group Inc.	171	9,786
Reinsurance Group of America Inc.	45	2,182
RenaissanceRe Holdings Ltd.	126	5,709
RLI Corp.	36	1,967
Royal & Sun Alliance Insurance Group ADR	1,071	11,984
SCOR ADR	2,295	5,852
Scottish Re Group Ltd.	54	1,329
St. Paul Travelers Companies Inc.	1,232	55,908
StanCorp Financial Group Inc.	108	5,373
Stewart Information Services Corp.	28	1,497
Sun Life Financial Services of Canada Inc.	1,089	46,054
Torchmark Corp.	187	10,491
Transatlantic Holdings Inc.	45	2,851
21st Century Insurance Group	45	731
UICI	63	2,301
Unitrin Inc.	81	3,581
UNUMProvident Corp.	495	10,063
White Mountains Insurance Group Ltd.	17	9,027
Willis Group Holdings Ltd.	270	9,372
XL Capital Ltd. Class A	252	17,050
Zenith National Insurance Corp.	52	2,875

		1,765,780
INTERNET – 0.02%
McAfee Inc.[2]	297	6,887
ProQuest Co.[1,2]	45	1,339

		8,226
IRON & STEEL – 0.39%
AK Steel Holding Corp.[2]	396	4,558
Allegheny Technologies Inc.	126	6,533
Carpenter Technology Corp.	54	4,890
Cleveland-Cliffs Inc.	53	5,716
Companhia Siderurgica Nacional SA ADR	288	8,352
IPSCO Inc.	90	8,332
Mittal Steel Co. NV Class A NYS	172	6,226
Nucor Corp.	269	22,658
Oregon Steel Mills Inc.[2]	144	5,928
POSCO ADR	646	37,074
Reliance Steel & Aluminum Co.	54	4,293
Ryerson Inc.	45	1,390
United States Steel Corp.[1]	233	13,922

		129,872
LEISURE TIME – 0.30%
Brunswick Corp.	162	6,090
Carnival Corp.	755	39,079
Harley-Davidson Inc.	567	30,352
K2 Inc.[2]	63	750
Nautilus Inc.	54	883
Polaris Industries Inc.	81	4,419
Royal Caribbean Cruises Ltd.	234	9,571
Sabre Holdings Corp.	261	6,395
WMS Industries Inc.[2]	45	1,179

		98,718

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2006

Security	Shares	Value
LODGING – 0.47%
Aztar Corp.[2]	63	$1,944
Boyd Gaming Corp.	97	4,384
Choice Hotels International Inc.	72	3,422
Fairmont Hotels & Resorts Inc.	144	6,363
Four Seasons Hotels Inc.	36	2,074
Gaylord Entertainment Co.[2]	99	4,257
Harrah’s Entertainment Inc.	314	23,110
Hilton Hotels Corp.	702	17,501
InterContinental Hotels Group PLC ADR	890	13,697
Kerzner International Ltd.[2]	69	4,502
Las Vegas Sands Corp.[2]	196	10,065
Marcus Corp.	36	867
Marriott International Inc. Class A	342	22,791
MGM Mirage[2]	234	8,672
Orient-Express Hotels Ltd.	69	2,227
Starwood Hotels & Resorts Worldwide Inc.	378	22,986
Station Casinos Inc.	99	6,618

		155,480
MACHINERY – 0.68%
AGCO Corp.[2]	144	2,593
Albany International Corp. Class A	45	1,665
Applied Industrial Technologies Inc.	54	2,295
Briggs & Stratton Corp.	90	3,131
Cascade Corp.	36	1,838
Caterpillar Inc.	1,242	84,332
CNH Global NV	36	679
Cummins Inc.	63	6,130
Deere & Co.	459	32,938
Flowserve Corp.[2]	99	4,552
Gardner Denver Inc.[2]	55	2,910
Global Power Equipment Group Inc.[2]	241	1,142
Graco Inc.	135	5,424
IDEX Corp.	81	3,726
Intermec Inc.[1,2]	112	3,905
JLG Industries Inc.	107	5,829
Kadant Inc.[2]	27	519
Kubota Corp. ADR	459	22,000
Manitowoc Co. Inc. (The)	54	3,591
Metso OYJ ADR	189	6,194
NACCO Industries Inc.	9	1,232
Pfeiffer Vacuum Technology AG ADR	18	995
Rockwell Automation Inc.	306	20,217
Stewart & Stevenson Services Inc.	45	1,169
Terex Corp.[2]	90	6,345
Wabtec Corp.	72	2,273

		227,624
MANUFACTURING – 3.97%
Actuant Corp. Class A	45	2,576
Acuity Brands Inc.	81	3,069
Ameron International Corp.	44	2,372
AptarGroup Inc.	63	3,556
Barnes Group Inc.	36	1,363
Blount International Inc.[2]	54	867
Brink’s Co. (The)	99	5,267
Carlisle Companies Inc.[1]	54	3,748
CLARCOR Inc.	90	3,067
Cooper Industries Ltd.	170	13,881
Crane Co.	108	4,031
Danaher Corp.	458	25,941
Donaldson Co. Inc.	144	4,975
Dover Corp.	378	17,362
Eastman Kodak Co.[1]	531	13,328
Eaton Corp.	279	18,470
EnPro Industries Inc.[2]	36	1,104
ESCO Technologies Inc.[2]	54	2,654
Federal Signal Corp.	90	1,596
General Electric Co.	19,338	633,320
Griffon Corp.[2]	54	1,274
Harsco Corp.	72	5,704
Hexcel Corp.[2]	188	3,924
Honeywell International Inc.	1,457	55,978
Illinois Tool Works Inc.	457	38,521
Ingersoll-Rand Co. Class A	630	24,740
ITT Industries Inc.	171	17,528
Jacuzzi Brands Inc.[2]	135	1,281
Leggett & Platt Inc.	360	8,863
Myers Industries Inc.	54	810
Pall Corp.	234	6,739
Parker Hannifin Corp.	225	17,048
Pentair Inc.	180	6,912

50	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2006

Security	Shares	Value
Roper Industries Inc.	198	$7,989
Siemens AG ADR	1,529	140,056
Smith (A.O.) Corp.	36	1,551
SPX Corp.	162	7,729
Teleflex Inc.	63	3,973
Textron Inc.	216	18,243
3M Co.	1,268	92,247
Tredegar Corp.	45	672
Trinity Industries Inc.	72	3,676
Tyco International Ltd.	3,736	97,323

		1,325,328
MEDIA – 2.41%
Belo (A.H.) Corp.	180	4,106
British Sky Broadcasting Group PLC ADR	585	20,487
Cablevision Systems Corp.[2]	351	8,635
CanWest Global Communications Corp.[2]	54	427
CBS Corp. Class B2	1,304	34,074
Citadel Broadcasting Corp.	260	3,198
Clear Channel Communications Inc.	989	28,948
Corus Entertainment Inc. Class B	72	2,237
Cox Radio Inc. Class A2	72	1,015
DIRECTV Group Inc. (The)[2]	1,692	23,400
Dow Jones & Co. Inc.	72	2,737
Entercom Communications Corp.[2]	72	2,174
Entravision Communications Corp.[2]	90	639
Gannett Co. Inc.	466	28,799
Grupo Televisa SA ADR	214	17,880
Hearst-Argyle Television Inc.	54	1,290
Hollinger International Inc.	117	1,058
Journal Register Co.	72	1,023
Knight Ridder Inc.[1]	144	8,964
Lee Enterprises Inc.	63	2,217
Liberty Corp.	27	1,279
Liberty Media Corp. Class A2	4,995	41,758
Lin TV Corp. Class A2	45	460
McClatchy Co. (The) Class A1	62	3,503
McGraw-Hill Companies Inc. (The)	694	35,422
Media General Inc. Class A	63	3,015
Meredith Corp.	72	3,943
New York Times Co. Class A1	279	7,896
News Corp. Class A	3,833	60,408
News Corp. Class B	1,188	19,650
Pearson PLC ADR	1,485	19,305
Primedia Inc.[2]	1,168	2,348
Readers Digest Association Inc. (The)	162	2,574
Reed Elsevier NV ADR[1]	612	17,369
Reed Elsevier PLC ADR	594	22,631
Rogers Communications Inc. Class B	429	18,936
Scripps (E.W.) Co. Class A	144	6,961
Shaw Communications Inc. Class B	369	8,985
Time Warner Inc.	8,081	141,660
Tribune Co.	387	11,227
Univision Communications Inc. Class A2	478	15,220
Viacom Inc. Class B2	1,304	54,090
Walt Disney Co. (The)	3,743	94,735
Washington Post Co. (The) Class B	16	12,208
Westwood One Inc.	144	2,159
Wiley (John) & Sons Inc. Class A	72	2,729

		803,779
METAL FABRICATE & HARDWARE – 0.11%
CIRCOR International Inc.	27	740
Commercial Metals Co.	90	4,260
Kaydon Corp.	135	4,514
Mueller Industries Inc.	63	1,829
NS Group Inc.[2]	55	2,486
Precision Castparts Corp.	234	11,688
Quanex Corp.	63	3,913
Timken Co. (The)	126	4,557
Valmont Industries Inc.	27	1,081
Worthington Industries Inc.	126	2,599

		37,667
MINING – 2.34%
Agnico-Eagle Mines Ltd.	153	3,752
Alcan Inc.	747	36,446
Alcoa Inc.	1,574	49,581
Alumina Ltd. ADR	540	12,474
Aluminum Corp. of China Ltd. ADR	45	4,167
AMCOL International Corp.	45	1,214
AngloGold Ashanti Ltd. ADR	242	14,806
Barrick Gold Corp.	990	31,145
BHP Billiton Ltd. ADR	3,463	136,615

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2006

Security	Shares	Value
BHP Billiton PLC ADR	2,295	$86,522
Cameco Corp.	324	25,622
Companhia Vale do Rio Doce ADR	567	29,070
Compania de Minas Buenaventura SA ADR	225	6,237
Compass Minerals International Inc.	78	1,920
Corus Group PLC	819	10,156
Falconbridge Ltd.	477	16,013
Freeport-McMoRan Copper & Gold Inc.	306	19,661
Glamis Gold Ltd.[2]	295	9,431
Gold Fields Ltd. ADR	666	15,704
Goldcorp Inc.	342	9,357
Harmony Gold Mining Co. Ltd. ADR[2]	477	8,887
Hecla Mining Co.[2]	414	2,186
Inco Ltd.	351	17,999
Kinross Gold Corp.[2]	639	7,374
Meridian Gold Inc.[2]	288	7,828
Newmont Mining Corp.	800	49,440
Novelis Inc.	134	2,570
Phelps Dodge Corp.	171	27,446
Placer Dome Inc.	765	19,638
Rio Tinto PLC ADR	493	101,070
RTI International Metals Inc.[2]	36	1,629
Southern Copper Corp.	71	6,184
Stillwater Mining Co.[2]	324	4,698
USEC Inc.	153	2,339

		779,181
OFFICE & BUSINESS EQUIPMENT – 0.41%
Canon Inc. ADR	1,511	90,992
IKON Office Solutions Inc.[1]	270	3,191
Pitney Bowes Inc.	432	18,464
Xerox Corp.[2]	1,673	23,941

		136,588
OFFICE FURNISHINGS – 0.02%
HNI Corp.	90	5,193
Steelcase Inc. Class A	81	1,365

		6,558
OIL & GAS – 12.31%
Amerada Hess Corp.	153	23,684
Anadarko Petroleum Corp.	431	46,470
Apache Corp.	594	44,865
Atwood Oceanics Inc.[2]	71	6,896
Berry Petroleum Co. Class A	36	2,861
BG Group PLC ADR	1,286	73,032
BP PLC ADR	6,647	480,645
Burlington Resources Inc.	738	67,350
Cabot Oil & Gas Corp.	98	5,054
Canadian Natural Resources Ltd.	1,008	62,496
Chesapeake Energy Corp.	572	20,043
Chevron Corp.	4,167	247,436
China Petroleum & Chemical Corp. ADR	251	15,497
Cimarex Energy Co.[2]	115	5,239
CNOOC Ltd. ADR	207	17,821
Comstock Resources Inc.[2]	63	2,016
ConocoPhillips	2,302	148,939
Denbury Resources Inc.[2]	198	5,894
Devon Energy Corp.	845	57,637
Diamond Offshore Drilling Inc.	117	9,930
EnCana Corp.	1,696	84,563
Encore Acquisition Co.[2]	124	4,483
Energy Partners Ltd.[2]	54	1,516
ENI-Ente Nazionale Idrocarburi SpA ADR	2,318	140,556
ENSCO International Inc.	279	14,262
EOG Resources Inc.	432	36,521
Exxon Mobil Corp.	11,583	726,833
Forest Oil Corp.[2]	99	5,099
Frontier Oil Corp.	109	5,166
Giant Industries Inc.[2]	37	2,586
GlobalSantaFe Corp.	415	25,336
Harvest Natural Resources Inc.[2]	63	600
Helmerich & Payne Inc.	90	7,052
Houston Exploration Co.[2]	63	3,912
KCS Energy Inc.[2]	90	2,613
Kerr-McGee Corp.	172	18,987
Marathon Oil Corp.	657	50,504
McMoRan Exploration Co.[1,2]	144	2,926
Murphy Oil Corp.	324	18,468
Nabors Industries Ltd.[2]	288	23,400
Newfield Exploration Co.[2]	180	9,432
Nexen Inc.	478	27,447
Noble Corp.	251	20,190

52	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2006

Security	Shares	Value
Noble Energy Inc.	299	$13,838
Norsk Hydro ASA ADR	278	34,255
Occidental Petroleum Corp.	762	74,414
Parker Drilling Co.[2]	171	2,049
Penn Virginia Corp.[1]	36	2,355
Petro-Canada	956	45,821
PetroChina Co. Ltd. ADR	279	27,906
Petroleo Brasileiro SA ADR	522	49,329
Pioneer Natural Resources Co.	287	15,240
Plains Exploration & Production Co.[2]	126	5,650
Pogo Producing Co.	108	6,479
Pride International Inc.[2]	259	9,145
Quicksilver Resources Inc.[2]	81	4,072
Range Resources Corp.	198	5,914
Remington Oil & Gas Corp.[2]	36	1,613
Repsol YPF SA ADR	1,791	48,733
Rowan Companies Inc.	198	8,876
Royal Dutch Shell PLC Class A ADR	3,719	253,301
Royal Dutch Shell PLC Class B ADR	2,574	184,813
Sasol Ltd. ADR	864	35,165
Southwestern Energy Co.[2]	311	13,417
St. Mary Land & Exploration Co.	108	4,713
Statoil ASA ADR	1,104	30,570
Stone Energy Corp.[2]	98	4,901
Suncor Energy Inc.	837	67,060
Sunoco Inc.	288	27,418
Swift Energy Co.[2]	54	2,669
Talisman Energy Inc.	702	42,773
Tatneft ADR	99	8,514
Tesoro Corp.	133	9,639
Total SA ADR	2,130	294,643
Transocean Inc.[2]	584	47,392
Unit Corp.[2]	72	4,298
Valero Energy Corp.	1,100	68,673
Whiting Petroleum Corp.[2]	64	2,963
XTO Energy Inc.	657	32,246
Yacimientos Petroliferos Fiscales SA ADR	729	39,271

		4,106,385
OIL & GAS SERVICES – 1.45%
Advantest Corp. ADR	585	17,971
Baker Hughes Inc.	621	48,090
BJ Services Co.	594	24,051
CARBO Ceramics Inc.	46	3,099
Compagnie Generale de Geophysique SA ADR	99	2,574
Cooper Cameron Corp.[2]	198	9,581
Core Laboratories NV2	54	2,407
Dril-Quip Inc.[2]	63	3,967
FMC Technologies Inc.[2]	117	6,063
Grant Prideco Inc.[2]	220	11,020
Halliburton Co.[1]	911	72,470
Hanover Compressor Co.[1,2]	117	1,938
Input/Output Inc.[1,2]	422	3,321
Lone Star Technologies Inc.[2]	54	3,073
Maverick Tube Corp.[2]	81	3,876
National Oilwell Varco Inc.[2]	314	23,886
Newpark Resources Inc.[2]	153	1,391
Oceaneering International Inc.[2]	45	2,673
Oil States International Inc.[2]	81	3,313
RPC Inc.	42	1,390
Schlumberger Ltd.	1,079	137,519
Seacor Holdings Inc.[2]	36	2,674
Smedvig ASA Class A ADR	63	1,966
Smith International Inc.	378	17,010
Superior Energy Services Inc.[2]	151	4,100
Technip-Coflexip SA ADR	206	14,043
Tenaris SA ADR	99	16,083
Tetra Technologies Inc.[2]	69	2,738
Tidewater Inc.	99	5,784
Universal Compression Holdings Inc.[2]	55	2,640
Veritas DGC Inc.[2]	116	5,227
Weatherford International Ltd.[2]	522	23,375
W-H Energy Services Inc.[2]	89	4,297
Willbros Group Inc.[2]	84	1,722

		485,332
PACKAGING & CONTAINERS – 0.15%
Ball Corp.	189	7,655
Bemis Co. Inc.	198	6,043
Chesapeake Corp.	36	558
Crown Holdings Inc.[2]	306	5,725
Greif Inc. Class A	18	1,172
Owens-Illinois Inc.[2]	297	6,531

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2006

Security	Shares	Value
Packaging Corp. of America	117	$2,714
Pactiv Corp.[2]	288	6,405
Sealed Air Corp.[2]	162	8,954
Sonoco Products Co.	180	5,575

		51,332
PHARMACEUTICALS – 6.48%
Abbott Laboratories	2,835	122,330
Allergan Inc.	243	28,285
Alpharma Inc. Class A	197	6,590
Altana AG ADR	126	7,025
AmerisourceBergen Corp.	414	18,067
AstraZeneca PLC ADR	2,961	144,023
Barr Pharmaceuticals Inc.[2]	165	10,821
Biovail Corp.	270	6,116
Bristol-Myers Squibb Co.	3,626	82,637
Cardinal Health Inc.	791	56,984
Caremark Rx Inc.[2]	846	41,708
Dr. Reddy’s Laboratories Ltd. ADR	108	2,765
Elan Corp. PLC ADR[2]	791	12,585
Forest Laboratories Inc.[2]	676	31,285
GlaxoSmithKline PLC ADR	5,337	273,468
Hospira Inc.[2]	288	12,888
K-V Pharmaceutical Co. Class A2	134	3,223
Lilly (Eli) & Co.	1,771	100,274
Medco Health Solutions Inc.[2]	550	29,755
Medicis Pharmaceutical Corp. Class A	99	3,060
Merck & Co. Inc.	4,058	140,001
Mylan Laboratories Inc.	513	10,106
NBTY Inc.[2]	162	3,352
Novartis AG ADR	4,505	248,496
Novo-Nordisk A/S ADR	468	26,119
Omnicare Inc.	216	10,735
Par Pharmaceutical Companies Inc.[1,2]	69	2,283
Pfizer Inc.	13,651	350,558
Sanofi-Aventis ADR	3,689	169,694
Schering AG ADR[1]	315	21,540
Schering-Plough Corp.	2,727	52,222
Serono SA ADR	522	9,934
Valeant Pharmaceuticals International	164	2,945
Watson Pharmaceuticals Inc.[2]	216	7,147
Wyeth	2,474	114,423

		2,163,444
PIPELINES – 0.43%
Dynegy Inc. Class A1,2	679	3,735
El Paso Corp.	1,188	15,990
Enbridge Inc.	576	18,288
Equitable Resources Inc.	234	8,635
Kinder Morgan Inc.	180	17,325
National Fuel Gas Co.	144	4,738
Questar Corp.	169	13,770
TransCanada Corp.	900	28,125
Transportadora de Gas del Sur SA ADR[2]	108	563
Western Gas Resources Inc.	107	5,083
Williams Companies Inc.	1,081	25,771

		142,023
REAL ESTATE – 0.15%
Brookfield Asset Management Inc. Class A	424	22,709
Brookfield Properties Corp.	233	7,039
Forest City Enterprises Inc. Class A	90	3,408
Jones Lang LaSalle Inc.	54	3,179
MI Developments Inc. Class A	81	2,761
St. Joe Co. (The)	143	9,073
Trammell Crow Co.[2]	63	1,790

		49,959
REAL ESTATE INVESTMENT TRUSTS – 1.81%
Affordable Residential Communities Inc.	235	2,230
Alexandria Real Estate Equities Inc.	36	3,177
AMB Property Corp.	153	7,987
American Financial Realty Trust	198	2,461
American Home Mortgage Investment Corp.	111	3,175
AMLI Residential Properties Trust	116	4,394
Annaly Mortgage Management Inc.	216	2,685
Anthracite Capital Inc.	81	909
Anworth Mortgage Asset Corp.	81	666
Apartment Investment & Management Co. Class A	207	8,802
Archstone-Smith Trust	333	15,604
Arden Realty Group Inc.	117	5,285
AvalonBay Communities Inc.	135	13,430
Boston Properties Inc.	198	15,495
Brandywine Realty Trust	153	4,812

54	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2006

Security	Shares	Value
BRE Properties Inc. Class A	90	$4,491
Camden Property Trust	99	6,445
Capital Lease Funding Inc.	216	2,300
CapitalSource Inc.[1]	164	3,595
CarrAmerica Realty Corp.	99	3,643
CBL & Associates Properties Inc.	178	7,533
CenterPoint Properties Trust	111	5,510
CentraCore Properties Trust	69	1,961
Colonial Properties Trust	71	3,282
Commercial Net Lease Realty Inc.	90	2,064
Corporate Office Properties Trust	109	4,413
Cousins Properties Inc.	72	2,248
Crescent Real Estate Equities Co.	171	3,623
Developers Diversified Realty Corp.	153	7,537
Duke Realty Corp.	234	8,490
EastGroup Properties Inc.	90	4,250
Entertainment Properties Trust	63	2,738
Equity Inns Inc.	81	1,280
Equity Lifestyle Properties Inc.	107	4,922
Equity Office Properties Trust	747	23,770
Equity One Inc.	72	1,726
Equity Residential	513	21,756
Essex Property Trust Inc.	36	3,578
Federal Realty Investment Trust	90	6,014
FelCor Lodging Trust Inc.	90	1,787
First Industrial Realty Trust Inc.	72	2,813
First Potomac Realty Trust	163	4,794
General Growth Properties Inc.	430	22,188
Getty Realty Corp.	87	2,482
Glenborough Realty Trust Inc.	70	1,378
Glimcher Realty Trust[1]	153	4,183
Health Care Property Investors Inc.	243	6,743
Health Care REIT Inc.[1]	108	4,017
Healthcare Realty Trust Inc.	81	2,838
Heritage Property Investment Trust Inc.	80	2,840
Highland Hospitality Corp.	54	651
Highwoods Properties Inc.	99	3,122
Home Properties Inc.	108	4,954
Hospitality Properties Trust	117	5,016
Host Marriott Corp.	576	11,491
HRPT Properties Trust	324	3,477
Inland Real Estate Corp.	153	2,345
Innkeepers USA Trust	135	2,398
iStar Financial Inc.	189	6,783
Kilroy Realty Corp.	54	3,650
Kimco Realty Corp.	342	12,001
LaSalle Hotel Properties	142	5,427
Lexington Corporate Properties Trust	92	2,042
Liberty Property Trust	144	6,517
Macerich Co. (The)	108	7,838
Mack-Cali Realty Corp.	108	4,830
Maguire Properties Inc.	162	5,476
Meristar Hospitality Corp.[2]	108	1,108
MFA Mortgage Investments Inc.	135	875
Mid-America Apartment Communities Inc.	116	5,922
Mills Corp.	129	5,347
National Health Investors Inc.	72	1,973
Nationwide Health Properties Inc.	117	2,676
New Century Financial Corp.	162	6,355
New Plan Excel Realty Trust Inc.[1]	180	4,437
Newcastle Investment Corp.	134	3,645
Novastar Financial Inc.[1]	90	2,834
Omega Healthcare Investors Inc.	81	1,062
Pan Pacific Retail Properties Inc.	72	4,982
Parkway Properties Inc.	116	4,909
Pennsylvania Real Estate Investment Trust	134	5,448
Post Properties Inc.	72	2,930
ProLogis	452	23,151
Public Storage Inc.	162	11,756
RAIT Investment Trust	154	4,175
Ramco-Gershenson Properties Trust	143	4,030
Realty Income Corp.[1]	144	3,354
Reckson Associates Realty Corp.	108	4,312
Redwood Trust Inc.	80	3,476
Regency Centers Corp.	99	6,381
Saul Centers Inc.	18	666
Senior Housing Properties Trust	90	1,614
Shurgard Storage Centers Inc. Class A	81	4,884
Simon Property Group Inc.	377	31,231
SL Green Realty Corp.	63	5,295

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2006

Security	Shares	Value
Sovran Self Storage Inc.	72	$3,566
Sun Communities Inc.	129	4,287
Tanger Factory Outlet Centers Inc.	153	4,821
Taubman Centers Inc.	90	3,380
Thornburg Mortgage Inc.[1]	183	4,690
Town & Country Trust (The)[1]	98	3,631
Trizec Properties Inc.	171	3,983
Trustreet Properties Inc.	196	2,879
United Dominion Realty Trust Inc.	225	5,717
Universal Health Realty Income Trust	114	3,980
Ventas Inc.	190	5,814
Vornado Realty Trust	189	16,696
Washington Real Estate Investment Trust	81	2,671
Weingarten Realty Investors	135	5,472

		602,777
RETAIL – 3.86%
Abercrombie & Fitch Co. Class A	180	11,950
Advance Auto Parts Inc.[2]	231	10,065
Aeropostale Inc.[2]	98	2,963
AnnTaylor Stores Corp.[2]	126	4,198
AutoNation Inc.[2]	378	8,426
AutoZone Inc.[2]	126	12,317
Barnes & Noble Inc.	99	4,200
Best Buy Co. Inc.	745	37,742
Big Lots Inc.[2]	216	2,888
BJ’s Wholesale Club Inc.[2]	126	4,050
Borders Group Inc.	144	3,545
Brinker International Inc.	180	7,326
Buckle Inc. (The)	18	635
Burlington Coat Factory Warehouse Corp.	36	1,608
CarMax Inc.[2]	242	7,233
Cash America International Inc.	54	1,430
Cato Corp. Class A	54	1,166
CEC Entertainment Inc.[2]	72	2,593
Chico’s FAS Inc.[2]	324	14,113
Christopher & Banks Corp.	72	1,425
Circuit City Stores Inc.	351	8,849
CKE Restaurants Inc.	90	1,409
Claire’s Stores Inc.	153	4,844
CSK Auto Corp.[2]	81	1,312
CVS Corp.	1,458	40,474
Darden Restaurants Inc.	279	11,344
Delhaize Le Lion SA ADR	171	11,775
Dick’s Sporting Goods Inc.[2]	54	1,986
Dillard’s Inc. Class A1	126	3,263
Dollar General Corp.	567	9,582
Family Dollar Stores Inc.[1]	306	7,329
Federated Department Stores Inc.	502	33,448
Foot Locker Inc.	270	6,134
GameStop Corp. Class A2	36	1,451
GameStop Corp. Class B2	36	1,341
Gap Inc. (The)	1,215	21,979
Genesco Inc.[1,2]	36	1,402
Group 1 Automotive Inc.[2]	36	1,241
Home Depot Inc.	3,979	161,348
IHOP Corp.[1]	36	1,770
Jack in the Box Inc.[2]	72	2,863
Kenneth Cole Productions Inc. Class A	80	2,147
Kohl’s Corp.[2]	567	25,169
Landry’s Restaurants Inc.[1]	45	1,379
Limited Brands Inc.	693	16,396
Linens ‘n Things Inc.[2]	81	2,236
Lithia Motors Inc. Class A	27	822
Longs Drug Stores Corp.[1]	54	1,889
Lowe’s Companies Inc.	1,313	83,441
MarineMax Inc.[2]	25	787
McDonald’s Corp.	2,385	83,499
Men’s Wearhouse Inc. (The)[2]	97	3,315
Michaels Stores Inc.	252	8,475
Movado Group Inc.	36	680
MSC Industrial Direct Co. Inc. Class A	72	3,235
Nordstrom Inc.	468	19,525
Nu Skin Enterprises Inc. Class A	99	1,927
Office Depot Inc.[2]	576	19,094
OfficeMax Inc.	162	4,628
Outback Steakhouse Inc.[1]	126	5,825
Payless ShoeSource Inc.[2]	126	3,069
Penney (J.C.) Co. Inc.	486	27,119
RadioShack Corp.	306	6,793
Regis Corp.	81	3,139
Retail Ventures Inc.[1,2]	122	1,577

56	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2006

Security	Shares	Value
Rite Aid Corp.[2]	828	$2,973
Ruby Tuesday Inc.[1]	126	3,605
Saks Inc.[2]	225	4,345
Sonic Automotive Inc.[1]	54	1,271
Steak n Shake Co. (The)[2]	154	2,824
Talbots Inc. (The)	45	1,254
Target Corp.	1,502	82,235
Tiffany & Co.	270	10,179
TJX Companies Inc.	936	23,896
Too Inc.[2]	63	1,823
Triarc Companies Inc. Class B	54	894
United Auto Group Inc.	36	1,379
Walgreen Co.	1,899	82,189
Wal-Mart Stores Inc.	4,706	216,994
Wendy’s International Inc.	198	11,672
Williams-Sonoma Inc.[2]	180	7,160
World Fuel Services Corp.	70	2,412
Yum! Brands Inc.	540	26,714
Zale Corp.[2]	90	2,206

		1,287,208
SAVINGS & LOANS – 0.46%
Astoria Financial Corp.	206	5,933
BankAtlantic Bancorp Inc. Class A	90	1,260
Downey Financial Corp.	36	2,357
FirstFed Financial Corp.[2]	46	2,884
Flagstar Bancorp Inc.[1]	54	820
Golden West Financial Corp.	548	38,700
New York Community Bancorp Inc.[1]	532	9,076
PFF Bancorp Inc.	44	1,393
Provident Financial Services Inc.	117	2,141
Sovereign Bancorp Inc.	647	14,105
Washington Mutual Inc.	1,790	75,753

		154,422
SEMICONDUCTORS – 1.17%
Advanced Micro Devices Inc.[2]	828	34,660
Advanced Semiconductor Engineering Inc. ADR	1,167	5,298
Agere Systems Inc.[2]	520	6,453
Analog Devices Inc.	693	27,561
Fairchild Semiconductor International Inc. Class A2	430	8,579
Freescale Semiconductor Inc. Class A2	314	7,900
Freescale Semiconductor Inc. Class B2	476	12,019
Infineon Technologies AG ADR[2]	1,089	10,269
International Rectifier Corp.[2]	144	5,237
MEMC Electronic Materials Inc.[2]	369	10,546
Micron Technology Inc.[2]	1,323	19,422
National Semiconductor Corp.	702	19,803
Semiconductor Manufacturing International Corp. ADR[2]	756	6,335
STMicroelectronics NV NYS	1,107	20,402
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,766	73,073
Teradyne Inc.[2]	594	10,347
Texas Instruments Inc.	3,125	91,344
United Microelectronics Corp. ADR	6,831	22,406

		391,654
SOFTWARE – 0.89%
Automatic Data Processing Inc.	1,053	46,269
BMC Software Inc.[2]	414	9,149
Certegy Inc.	117	5,084
Computer Associates International Inc.	864	23,587
Dun & Bradstreet Corp.[2]	134	9,686
eFunds Corp.[2]	90	2,122
Fair Isaac Corp.	152	6,737
First Data Corp.	1,483	66,883
Global Payments Inc.	144	7,334
IMS Health Inc.	441	10,849
Keane Inc.[2]	108	1,170
Konami Corp. ADR	162	3,653
Midway Games Inc.[1,2]	86	1,143
MoneyGram International Inc.	162	4,303
SAP AG ADR	1,530	78,596
Satyam Computer Services Ltd. ADR	297	11,642
Sybase Inc.[2]	180	3,886
SYNNEX Corp.[2]	45	838
Total System Services Inc.	72	1,413
Wipro Ltd. ADR	288	4,277

		298,621
TELECOMMUNICATIONS – 6.90%
Alcatel SA ADR[2]	2,403	32,200
Alltel Corp.	583	34,997

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2006

Security	Shares	Value
Amdocs Ltd.[2]	350	$11,270
America Movil SA de CV Series L ADR	1,747	58,926
American Tower Corp. Class A2	757	23,422
Anixter International Inc.[1]	63	2,916
AT&T Inc.	7,289	189,150
Avaya Inc.[2]	1,008	10,634
BCE Inc.	1,718	41,593
BellSouth Corp.	3,311	95,257
British Telecom PLC ADR[1]	1,602	58,874
CenturyTel Inc.	252	8,392
China Mobile Hong Kong Ltd. ADR	1,530	37,638
China Netcom Group Corp. Ltd. ADR	126	4,283
China Telecom Corp. Ltd. ADR	252	9,589
China Unicom Ltd. ADR	522	4,646
Cincinnati Bell Inc.[2]	450	1,575
Citizens Communications Co.	531	6,515
CommScope Inc.[2]	90	1,990
Companhia Anonima Nacional Telefonos de Venezuela ADR	99	1,409
Corning Inc.[2]	2,729	66,451
Crown Castle International Corp.[2]	405	12,810
Deutsche Telekom AG ADR	4,733	75,018
Enterasys Networks Inc.[1,2]	243	3,319
France Telecom SA ADR	3,107	70,777
Harris Corp.	252	11,700
Hellenic Telecommunications Organization SA ADR[2]	1,044	12,163
Hutchison Telecommunications International Ltd. ADR[2]	252	6,313
IDT Corp. Class B2	81	1,000
KT Corp. ADR	522	11,019
Lucent Technologies Inc.[1,2]	8,176	21,585
Magyar Telekom ADR	162	3,737
Mahanagar Telephone Nigam Ltd. ADR	198	1,457
MasTec Inc.[2]	141	1,699
Mobile Telesystems ADR	350	13,118
Motorola Inc.	4,439	100,810
Nippon Telegraph & Telephone Corp. ADR	1,757	40,833
Nokia OYJ ADR	8,364	153,730
Nortel Networks Corp.[2]	8,000	24,000
NTT DoCoMo Inc. ADR	3,296	52,571
PCCW Ltd. ADR	711	4,664
Philippine Long Distance Telephone Co. ADR	225	8,053
Plantronics Inc.	81	2,835
Portugal Telecom SGPS ADR	2,106	21,250
Price Communications Corp.[2]	81	1,224
PT Indosat Tbk ADR	81	2,521
PT Telekomunikasi Indonesia ADR	495	13,702
Qwest Communications International Inc.[2]	2,682	16,146
Rostelecom ADR[1]	108	1,469
Royal KPN NV ADR	3,726	36,254
Scientific-Atlanta Inc.	279	11,930
SK Telecom Co. Ltd. ADR	809	18,793
Spirent PLC ADR[2]	333	1,202
Sprint Nextel Corp.	5,019	114,885
Swisscom AG ADR	438	13,460
TDC A/S ADR	646	20,607
Telecom Argentina SA ADR[2]	144	1,871
Telecom Corp. of New Zealand Ltd. ADR	450	13,982
Telecom Italia SpA ADR	2,081	58,455
Telefonica Moviles SA ADR	612	6,763
Telefonica SA ADR	2,713	124,065
Telefonos de Mexico ADR	1,150	27,301
Telekom Austria AG ADR	288	13,910
Telkom SA Ltd. ADR	81	7,918
Telstra Corp. Ltd. ADR	819	12,563
TELUS Corp.	297	11,681
Turkcell Iletisim Hizmetleri AS ADR	305	5,310
Verizon Communications Inc.	5,051	159,915
Videsh Sanchar Nigam Ltd. ADR	72	1,288
Vimpel-Communications ADR[2]	162	7,582
Vodafone Group PLC ADR	11,425	241,182

		2,302,167
TEXTILES – 0.03%
Mohawk Industries Inc.[2]	99	8,419
UniFirst Corp.	51	1,773

		10,192
TOYS, GAMES & HOBBIES – 0.08%
Hasbro Inc.	288	6,106

58	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2006

Security	Shares	Value
LeapFrog Enterprises Inc.[1,2]	286	$3,243
Marvel Entertainment Inc.[1,2]	171	2,847
Mattel Inc.	801	13,217

		25,413
TRANSPORTATION – 1.29%
Burlington Northern Santa Fe Corp.	657	52,639
Canadian National Railway Co.	530	47,907
Canadian Pacific Railway Ltd.	297	14,327
CHC Helicopter Corp. Class A	72	1,684
CNF Inc.	90	4,613
CSX Corp.	396	21,198
FedEx Corp.	566	57,251
Florida East Coast Industries Inc.	72	3,512
Frontline Ltd.	109	4,357
General Maritime Corp.	63	2,365
Genesee & Wyoming Inc. Class A2	36	1,404
Grupo TMM SA ADR[2]	801	3,877
Guangshen Railway Co. Ltd. ADR	54	1,043
Kansas City Southern Industries Inc.[2]	117	3,040
Kirby Corp.[1,2]	36	2,021
Laidlaw International Inc.	189	5,141
Norfolk Southern Corp.	711	35,436
Offshore Logistics Inc.[2]	36	1,292
OMI Corp.	224	3,933
Overseas Shipholding Group Inc.	45	2,321
RailAmerica Inc.[2]	54	532
Ryder System Inc.	117	5,230
Sea Containers Ltd. Class A	36	494
Ship Finance International Ltd.	135	2,465
Teekay Shipping Corp.	126	4,894
TNT NV ADR	637	20,894
Tsakos Energy Navigation Ltd.	36	1,328
Union Pacific Corp.	477	42,195
United Parcel Service Inc. Class B	1,087	81,427

		428,820
TRUCKING & LEASING – 0.01%
GATX Corp.	100	3,971

		3,971
WATER – 0.39%
American States Water Co.	62	1,953
Aqua America Inc.[1]	227	6,392

Security	Shares or Principal	Value
California Water Service Group	27	$1,146
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	63	1,307
Suez SA ADR	2,061	76,607
United Utilities PLC ADR	650	15,886
Veolia Environnement ADR	539	27,430

		130,721

TOTAL COMMON STOCKS (Cost: $30,071,736)		33,317,774
PREFERRED STOCKS – 0.00%
REAL ESTATE INVESTMENT TRUSTS – 0.00%
Public Storage Inc. Class A	18	495

		495

TOTAL PREFERRED STOCKS (Cost: $513)		495
SHORT-TERM INVESTMENTS – 2.04%
CERTIFICATES OF DEPOSIT[5] – 0.02%
Toronto-Dominion Bank
3.94%, 07/10/06	$2,183	2,183
Wells Fargo Bank N.A.
4.78%, 12/05/06	3,492	3,492

		5,675
COMMERCIAL PAPER[5] – 0.12%
Amstel Funding Corp.
3.91% - 4.40%, 02/15/06 - 05/08/06	4,365	4,336
Bryant Park Funding LLC
3.92% - 4.50%, 02/03/06 - 02/22/06	2,424	2,421
CAFCO LLC
4.19%, 02/06/06	5,020	5,017
CC USA Inc.
4.23%, 04/21/06	1,310	1,297
CRC Funding LLC
4.19%, 02/03/06 - 02/06/06	6,766	6,764
Edison Asset Securitization LLC
4.37%, 05/08/06	2,183	2,157
Galaxy Funding Inc.
4.23%, 04/18/06	1,253	1,242

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2006

Security	Shares or Principal	Value
Grampian Funding LLC
4.41%, 05/15/06	$2,183	$2,155
HSBC PLC
3.88%, 02/03/06	1,310	1,309
Nordea North America Inc.
4.16%, 04/04/06	4,583	4,550
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	4,365	4,358
Sedna Finance Inc.
3.92%, 02/21/06	1,091	1,089
Sigma Finance Inc.
4.16%, 04/06/06	2,619	2,600

		39,295
LOAN PARTICIPATIONS[5] – 0.01%
Army & Air Force Exchange Service
4.24%, 02/01/06	2,183	2,183

		2,183
MEDIUM-TERM NOTES[5] – 0.04%
Dorada Finance Inc.
3.93%, 07/07/06	1,353	1,353
K2 USA LLC
3.94%, 07/07/06	2,619	2,619
Marshall & Ilsley Bank
5.18%, 12/15/06	4,365	4,378
Toronto-Dominion Bank
3.81%, 06/20/06	5,457	5,457
US Bank N.A.
2.85%, 11/15/06	873	860

		14,667
MONEY MARKET FUNDS – 0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.41%[3,6]	39,996	39,996

		39,996
REPURCHASE AGREEMENTS[5] – 0.53%
Bank of America N.A. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $65,486 (collateralized by U.S. Government obligations, value $66,938, 5.00%, 7/1/35).	$65,478	65,478

Security	Principal	Value
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.56%, due 2/1/06, maturity value $6,549 (collateralized by non-U.S. Government debt securities, value $7,219, 0.00% to 7.53%, 11/25/30 to 3/25/46).[7]	$6,548	$6,548
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $21,829 (collateralized by U.S. Government obligations, value $22,313, 3.50% to 8.00%, 8/1/08 to 2/1/36).	21,826	21,826
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.55%, due 2/1/06, maturity value $10,914 (collateralized by non-U.S. Government debt securities, value $11,266, 3.21% to 5.96%, 8/3/14 to 8/19/45). [7]	10,913	10,913
Goldman Sachs Group Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $21,829 (collateralized by U.S. Government obligations, value $22,313, 4.00% to 5.50%, 9/1/20 to 1/1/36).	21,826	21,826
Goldman Sachs Group Inc. Repurchase Agreement, 4.65%, due 2/1/06, maturity value $13,098 (collateralized by non-U.S. Government debt securities, value $13,781, 0.00% to 10.00%, 7/30/08 to 12/1/10).[7]	13,096	13,096
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.60%, due 2/1/06, maturity value $6,549 (collateralized by non-U.S. Government debt securities, value $6,760, 4.60% to 9.25%, 5/15/06 to 2/1/24).[7]	6,548	6,548
Merrill Lynch Government Securities Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $9,823 (collateralized by U.S. Government obligations, value $10,139, 3.50% to 6.00%, 10/25/11 to 5/25/34).	9,822	9,822

60	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2006

Security	Principal	Value
Morgan Stanley Repurchase Agreement, 4.55%, due 2/1/06, maturity value $21,829 (collateralized by non-U.S. Government debt securities, value $22,734, 0.00% to 8.85%, 2/3/06 to 3/15/42).[7]	$21,826	$21,826

		177,883
TIME DEPOSITS[5] – 0.19%
Abbey National Treasury Services PLC
4.49%, 02/01/06	15,278	15,278
Deutsche Bank AG
4.47% - 4.48%, 02/01/06	18,852	18,852
Societe Generale
4.48%, 02/01/06	21,826	21,826
UBS AG
4.48%, 02/01/06	8,730	8,730

		64,686
VARIABLE & FLOATING RATE NOTES[5] – 1.01%
Allstate Life Global Funding II
4.44% - 4.53%, 11/09/06 - 02/27/07[8]	15,344	15,347
American Express Bank
4.44% - 4.52%, 06/29/06 - 10/25/06	10,258	10,258
American Express Centurion Bank
4.52%, 06/29/06	1,746	1,746
American Express Credit Corp.
4.49%, 02/05/07	1,310	1,311
ASIF Global Financing
4.34% - 4.55%, 05/30/06 - 08/11/06[8]	14,187	14,191
Australia & New Zealand Banking Group Ltd.
4.49%, 02/23/07[8]	2,837	2,837
Bank of Ireland
4.46%, 12/20/06[8]	4,365	4,365
Beta Finance Inc.
4.37% - 4.49%, 04/25/06 - 06/09/06[8]	10,869	10,869
BMW US Capital LLC
4.44%, 02/15/07[8]	4,365	4,365
CC USA Inc.
4.42% - 4.48%, 03/23/06 - 07/14/06[8]	11,742	11,743
Commodore CDO Ltd.
4.56%, 12/12/06[8]	1,091	1,091
Credit Suisse First Boston NY
4.39%, 05/09/06	4,365	4,365
DEPFA Bank PLC
4.50%, 12/15/06	4,365	4,365
Descartes Funding Trust
4.47%, 11/15/06[8]	1,964	1,964
Dorada Finance Inc.
4.47%, 06/26/06[8]	1,091	1,091
Eli Lilly Services Inc.
4.36%, 09/01/06[8]	4,365	4,365
Fifth Third Bancorp.
4.49%, 01/23/07[8]	8,730	8,730
Five Finance Inc.
4.49% - 4.52%, 02/27/06 - 06/26/06[8]	3,056	3,056
General Electric Capital Corp.
4.52%, 01/09/07	1,964	1,966
Greenwich Capital Holdings Inc.
4.35% - 4.38%, 02/10/06 - 03/02/06	3,274	3,274
Hartford Life Global Funding Trusts
4.46%, 02/15/07	4,365	4,365
HBOS Treasury Services PLC
4.57%, 01/24/07	4,365	4,365
Holmes Financing PLC
4.44%, 12/15/06[8]	12,004	12,004
HSBC Bank USA N.A.
4.27% - 4.64%, 05/04/06 - 08/03/06	3,710	3,711
K2 USA LLC
4.34% - 4.46%, 02/15/06 - 09/11/06[8]	12,659	12,659
Leafs LLC
4.49%, 02/21/06 - 01/22/07[8]	4,578	4,578
Links Finance LLC
4.46% - 4.65%, 02/06/06 - 03/15/06[8]	10,477	10,476
Marshall & Ilsley Bank
4.45% - 4.59%, 02/20/06 - 12/15/06	6,766	6,767
Metropolitan Life Global Funding I
4.39% - 4.55%, 08/28/06 - 02/06/07[8]	13,052	13,058

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2006

Security	Principal	Value
Mound Financing PLC
4.38%, 11/08/06[8]	$8,730	$8,730
Natexis Banques Populaires
4.45%, 01/12/07[8]	3,274	3,274
Nationwide Building Society
4.45% - 4.58%, 01/05/07 - 01/26/07[8]	11,786	11,786
Nordea Bank AB
4.42%, 01/11/07[8]	7,639	7,639
Northern Rock PLC
4.40%, 02/02/07[8]	5,238	5,238
Permanent Financing PLC
4.38%, 03/10/06 - 06/12/06[8]	11,873	11,874
Pfizer Investment Capital PLC
4.43%, 12/15/06[8]	10,913	10,913
Principal Life Income Funding Trusts
4.29%, 05/10/06	3,274	3,274
Royal Bank of Scotland
4.50%, 08/30/06	4,365	4,365
Sedna Finance Inc.
4.46%, 09/20/06[8]	1,310	1,310
Sigma Finance Inc.
4.43% - 4.45%, 03/20/06 - 08/15/06[8]	4,845	4,845
Skandinaviska Enskilda Bank NY
4.47%, 11/16/06[8]	4,365	4,365
Societe Generale
4.36%, 02/02/07[8]	3,056	3,056
Strips III LLC
4.57%, 07/24/06[8,9]	1,152	1,152
SunTrust Bank
4.62%, 04/28/06	6,548	6,548
Tango Finance Corp.
4.47% - 4.49%, 05/25/06 - 09/27/06[8]	9,734	9,734
Toyota Motor Credit Corp.
4.53%, 04/10/06	1,964	1,964
UniCredito Italiano SpA
4.43%, 06/14/06	5,675	5,674
Union Hamilton Special Funding LLC
4.52%, 03/28/06[8]	4,365	4,365
US Bank N.A.
4.49%, 09/29/06	1,964	1,964
Variable Funding Capital Corp.
4.37% - 4.42%, 02/16/06 - 03/13/06	14,187	14,187
Wachovia Asset Securitization Inc.
4.52%, 02/26/06[8]	8,664	8,664
Wells Fargo & Co.
4.46%, 09/15/06[8]	2,183	2,183
WhistleJacket Capital Ltd.
4.47% - 4.52%, 06/22/06 - 07/28/06[8]	3,274	3,274
White Pine Finance LLC
4.45% - 4.49%, 03/27/06 - 06/20/06[8]	4,583	4,583
Winston Funding Ltd.
4.68%, 04/23/06[8]	3,117	3,117
World Savings Bank
4.37%, 03/09/06	6,548	6,548

		337,908

TOTAL SHORT-TERM INVESTMENTS (Cost: $682,293)		682,293

TOTAL INVESTMENTS IN SECURITIES – 101.92% (Cost: $30,754,542)		34,000,562
Other Assets, Less Liabilities – (1.92)%		(641,838)

NET ASSETS – 100.00%		$33,358,724

ADR - American Depositary Receipts

NVS - Non-Voting Shares

NYS - New York Registered Shares

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[4]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[5]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
[8]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[9]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

62	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® NYSE 100 INDEX FUND

January 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.92%
AEROSPACE & DEFENSE – 1.94%
Boeing Co. (The)[1]	3,271	$223,442
Lockheed Martin Corp.	1,576	106,616
United Technologies Corp.	4,283	249,999

		580,057
AGRICULTURE – 2.27%
Altria Group Inc.	9,384	678,839

		678,839
BANKS – 8.23%
Bank of America Corp.	21,171	936,393
Bank of New York Co. Inc. (The)	3,530	112,289
BB&T Corp.	2,479	96,780
National City Corp.	2,522	86,202
SunTrust Banks Inc.	1,648	117,750
U.S. Bancorp	8,243	246,548
Wachovia Corp.	7,078	388,087
Wells Fargo & Co.	7,573	472,252

		2,456,301
BEVERAGES – 3.32%
Anheuser-Busch Companies Inc.	3,517	145,744
Coca-Cola Co. (The)	10,023	414,752
PepsiCo Inc.	7,521	430,051

		990,547
BIOTECHNOLOGY – 0.61%
Genentech Inc.[2]	2,104	180,776

		180,776
CHEMICALS – 1.21%
Dow Chemical Co. (The)	4,373	184,978
Du Pont (E.I.) de Nemours and Co.	4,518	176,880

		361,858
COMPUTERS – 3.81%
EMC Corp.[2]	10,821	145,001
Hewlett-Packard Co.	13,014	405,777
International Business Machines Corp.	7,229	587,718

		1,138,496
COSMETICS & PERSONAL CARE – 3.51%
Colgate-Palmolive Co.	2,341	128,497
Procter & Gamble Co.	15,499	918,006

		1,046,503
DIVERSIFIED FINANCIAL SERVICES – 11.55%
American Express Co.	5,011	262,827
Citigroup Inc.	23,597	1,099,148
Federal Home Loan Mortgage Corp.	3,129	212,334
Federal National Mortgage Association	4,382	253,893
Goldman Sachs Group Inc. (The)	1,747	246,764
JP Morgan Chase & Co.	15,942	633,694
Lehman Brothers Holdings Inc.	1,250	175,562
Merrill Lynch & Co. Inc.	3,829	287,443
Morgan Stanley	4,495	276,218

		3,447,883
ELECTRIC – 2.10%
Dominion Resources Inc.	1,539	116,241
Duke Energy Corp.	3,950	111,982
Exelon Corp.	3,054	175,361
Southern Co. (The)	3,392	118,042
TXU Corp.	2,064	104,521

		626,147
ELECTRICAL COMPONENTS & EQUIPMENT – 0.48%
Emerson Electric Co.	1,858	143,902

		143,902
HEALTH CARE - PRODUCTS – 3.98%
Alcon Inc.	354	45,284
Boston Scientific Corp.[2]	2,654	58,043
Johnson & Johnson	13,485	775,927
Medtronic Inc.	5,487	309,851

		1,189,105
HEALTH CARE - SERVICES – 2.42%
Aetna Inc.	1,299	125,743
UnitedHealth Group Inc.	6,192	367,929
WellPoint Inc.[2]	2,976	228,557

		722,229
HOUSEHOLD PRODUCTS & WARES – 0.40%
Kimberly-Clark Corp.	2,111	120,580

		120,580
INSURANCE – 4.56%
Allstate Corp. (The)	3,048	158,648
American International Group Inc.	10,329	676,136
Hartford Financial Services Group Inc.	1,364	112,162
MetLife Inc.	1,846	92,595

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

January 31, 2006

Security	Shares	Value
Prudential Financial Inc.	2,362	$177,953
St. Paul Travelers Companies Inc.	3,145	142,720

		1,360,214
LEISURE TIME – 0.33%
Carnival Corp.	1,930	99,897

		99,897
MACHINERY – 0.70%
Caterpillar Inc.	3,092	209,947

		209,947
MANUFACTURING – 7.62%
General Electric Co.	48,085	1,574,784
Honeywell International Inc.	3,482	133,778
Illinois Tool Works Inc.	1,132	95,416
3M Co.	3,198	232,654
Tyco International Ltd.	9,159	238,592

		2,275,224
MEDIA – 2.86%
News Corp. Class A	8,913	140,469
Time Warner Inc.	20,099	352,335
Viacom Inc. Class B2	3,153	130,786
Walt Disney Co. (The)	9,120	230,827

		854,417
MINING – 0.42%
Alcoa Inc.	3,967	124,960

		124,960
OIL & GAS – 11.54%
Burlington Resources Inc.	1,711	156,146
Chevron Corp.	10,207	606,092
ConocoPhillips	5,762	372,801
Devon Energy Corp.	2,021	137,852
Exxon Mobil Corp.	28,861	1,811,028
Occidental Petroleum Corp.	1,934	188,971
Valero Energy Corp.	2,777	173,368

		3,446,258
OIL & GAS SERVICES – 1.76%
Halliburton Co.	2,323	184,795
Schlumberger Ltd.	2,680	341,566

		526,361
PHARMACEUTICALS – 8.42%
Abbott Laboratories	7,060	304,639
Bristol-Myers Squibb Co.	8,842	201,509
Cardinal Health Inc.	1,936	139,469
Lilly (Eli) & Co.	4,382	248,109
Merck & Co. Inc.	10,013	345,449
Pfizer Inc.	33,699	865,390
Schering-Plough Corp.	6,698	128,267
Wyeth	6,041	279,396

		2,512,228
RETAIL – 5.82%
Home Depot Inc.	9,778	396,498
Lowe’s Companies Inc.	3,177	201,898
McDonald’s Corp.	5,752	201,378
Target Corp.	3,641	199,345
Walgreen Co.	4,628	200,300
Wal-Mart Stores Inc.	11,698	539,395

		1,738,814
SAVINGS & LOANS – 0.63%
Washington Mutual Inc.	4,447	188,197

		188,197
SEMICONDUCTORS – 0.76%
Texas Instruments Inc.	7,719	225,626

		225,626
SOFTWARE – 0.91%
Automatic Data Processing Inc.	2,605	114,464
First Data Corp.	3,457	155,911

		270,375
TELECOMMUNICATIONS – 6.15%
AT&T Inc.	17,782	461,443
BellSouth Corp.	8,296	238,676
Corning Inc.[2]	6,923	168,575
Motorola Inc.	11,290	256,396
Sprint Nextel Corp.	12,739	291,596
Verizon Communications Inc.	13,262	419,875

		1,836,561
TRANSPORTATION – 1.61%
Burlington Northern Santa Fe Corp.	1,693	135,643
FedEx Corp.	1,280	129,472
United Parcel Service Inc. Class B	2,861	214,318

		479,433

TOTAL COMMON STOCKS (Cost: $27,868,061)		29,831,735

64	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

January 31, 2006

Security	Principal	Value
SHORT-TERM INVESTMENTS – 0.79%
CERTIFICATES OF DEPOSIT[3] – 0.01%
Toronto-Dominion Bank
3.94%, 07/10/06	$748	$748
Wells Fargo Bank N.A.
4.78%, 12/05/06	1,197	1,197

		1,945
COMMERCIAL PAPER[3] – 0.05%
Amstel Funding Corp.
3.91% - 4.40%, 02/15/06 - 05/08/06	1,497	1,487
Bryant Park Funding LLC
3.92% - 4.50%, 02/03/06 - 02/22/06	831	830
CAFCO LLC
4.19%, 02/06/06	1,721	1,720
CC USA Inc.
4.23%, 04/21/06	449	445
CRC Funding LLC
4.19%, 02/03/06 - 02/06/06	2,320	2,320
Edison Asset Securitization LLC
4.37%, 05/08/06	748	740
Galaxy Funding Inc.
4.23%, 04/18/06	430	426
Grampian Funding LLC
4.41%, 05/15/06	748	739
HSBC PLC
3.88%, 02/03/06	449	449
Nordea North America Inc.
4.16%, 04/04/06	1,572	1,561
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	1,497	1,494
Sedna Finance Inc.
3.92%, 02/21/06	374	373
Sigma Finance Inc.
4.16%, 04/06/06	898	891

		13,475
LOAN PARTICIPATIONS[3] – 0.00%
Army & Air Force Exchange Service
4.24%, 02/01/06	748	748

		748

Security	Shares or Principal	Value
MEDIUM-TERM NOTES[3] – 0.02%
Dorada Finance Inc.
3.93%, 07/07/06	$464	$464
K2 USA LLC
3.94%, 07/07/06	898	898
Marshall & Ilsley Bank
5.18%, 12/15/06	1,497	1,501
Toronto-Dominion Bank
3.81%, 06/20/06	1,871	1,871
US Bank N.A.
2.85%, 11/15/06	299	295

		5,029
MONEY MARKET FUNDS – 0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.41%[4,5]	15,410	15,410

		15,410
REPURCHASE AGREEMENTS[3] – 0.20%
Bank of America N.A. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $22,455 (collateralized by U.S. Government obligations, value $22,953, 5.00%, 7/1/35).	$22,452	22,452
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.56%, due 2/1/06, maturity value $2,245 (collateralized by non-U.S. Government debt securities, value $2,475, 0.00% to 7.53%, 11/25/30 to 3/25/46).[6]	2,245	2,245
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $7,485 (collateralized by U.S. Government obligations, value $7,651, 3.50% to 8.00%, 8/1/08 to 2/1/36).	7,484	7,484
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.55%, due 2/1/06, maturity value $3,742 (collateralized by non-U.S. Government debt securities, value $3,863, 3.21% to 5.96%, 8/3/14 to 8/19/45)[6]	3,742	3,742

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

January 31, 2006

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $7,485 (collateralized by U.S. Government obligations, value $7,651, 4.00% to 5.50%, 9/1/20 to 1/1/36).	$7,484	$7,484
Goldman Sachs Group Inc. Repurchase Agreement, 4.65%, due 2/1/06, maturity value $4,491 (collateralized by non-U.S. Government debt securities, value $4,726, 0.00% to 10.00%, 7/30/08 to 12/1/10).[6]	4,490	4,490
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.60%, due 2/1/06, maturity value $2,245 (collateralized by non-U.S. Government debt securities, value $2,318, 4.60% to 9.25%, 5/15/06 to 2/1/24).[6]	2,245	2,245
Merrill Lynch Government Securities Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $3,368 (collateralized by U.S. Government obligations, value $3,477, 3.50% to 6.00%, 10/25/11 to 5/25/34).	3,368	3,368
Morgan Stanley Repurchase Agreement, 4.55%, due 2/1/06, maturity value $7,485 (collateralized by non-U.S. Government debt securities, value $7,795, 0.00% to 8.85%, 2/3/06 to 3/15/42).[6]	7,484	7,484

		60,994
TIME DEPOSITS[3] – 0.07%
Abbey National Treasury Services PLC
4.49%, 02/01/06	5,239	5,239
Deutsche Bank AG
4.47% - 4.48%, 02/01/06	6,464	6,464
Societe Generale
4.48%, 02/01/06	7,484	7,484
UBS AG
4.48%, 02/01/06	2,994	2,994

		22,181
VARIABLE & FLOATING RATE NOTES[3] – 0.39%
Allstate Life Global Funding II
4.44% - 4.53%, 11/09/06 - 02/27/07[7]	5,261	5,263
American Express Bank
4.44% - 4.52%, 06/29/06 - 10/25/06	3,518	3,518
American Express Centurion Bank
4.52%, 06/29/06	599	599
American Express Credit Corp.
4.49%, 02/05/07	449	449
ASIF Global Financing
4.34% - 4.55%, 05/30/06 - 08/11/06[7]	4,865	4,866
Australia & New Zealand Banking Group Ltd.
4.49%, 02/23/07[7]	973	973
Bank of Ireland
4.46%, 12/20/06[7]	1,497	1,497
Beta Finance Inc.
4.37% - 4.49%, 04/25/06 - 06/09/06[7]	3,727	3,727
BMW US Capital LLC
4.44%, 02/15/07[7]	1,497	1,497
CC USA Inc.
4.42% - 4.48%, 03/23/06 - 07/14/06[7]	4,026	4,026
Commodore CDO Ltd.
4.56%, 12/12/06[7]	374	374
Credit Suisse First Boston NY
4.39%, 05/09/06	1,497	1,497
DEPFA Bank PLC
4.50%, 12/15/06	1,497	1,497
Descartes Funding Trust
4.47%, 11/15/06[7]	674	674
Dorada Finance Inc
4.47%, 06/26/06[7]	374	374
Eli Lilly Services Inc.
4.36%, 09/01/06[7]	1,497	1,497
Fifth Third Bancorp.
4.49%, 01/23/07[7]	2,994	2,994

66	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

January 31, 2006

Security	Principal	Value
Five Finance Inc.
4.49% - 4.52%, 02/27/06 - 06/26/06[7]	$1,048	$1,047
General Electric Capital Corp.
4.52%, 01/09/07	674	674
Greenwich Capital Holdings Inc.
4.35% - 4.38%, 02/10/06 - 03/02/06	1,123	1,122
Hartford Life Global Funding Trusts
4.46%, 02/15/07	1,497	1,497
HBOS Treasury Services PLC
4.57%, 01/24/07	1,497	1,497
Holmes Financing PLC
4.44%, 12/15/06[7]	4,116	4,116
HSBC Bank USA N.A.
4.27% - 4.64%, 05/04/06 - 08/03/06	1,272	1,273
K2 USA LLC
4.34% - 4.46%, 02/15/06 - 09/11/06[7]	4,341	4,341
Leafs LLC
4.49%, 02/21/06 - 01/22/07[7]	1,569	1,569
Links Finance LLC
4.46% - 4.65%, 02/06/06 - 03/15/06[7]	3,592	3,592
Marshall & Ilsley Bank
4.45% - 4.59%, 02/20/06 - 12/15/06	2,320	2,320
Metropolitan Life Global Funding I
4.39% - 4.55%, 08/28/06 - 02/06/07[7]	4,476	4,477
Mound Financing PLC
4.38%, 11/08/06[7]	2,994	2,994
Natexis Banques Populaires
4.45%, 01/12/07[7]	1,123	1,123
Nationwide Building Society
4.45% - 4.58%, 01/05/07 - 01/26/07[7]	4,041	4,042
Nordea Bank AB
4.42%, 01/11/07[7]	2,619	2,619
Northern Rock PLC
4.40%, 02/02/07[7]	1,796	1,796
Permanent Financing PLC
4.38%, 03/10/06 - 06/12/06[7]	4,071	4,072
Pfizer Investment Capital PLC
4.43%, 12/15/06[7]	3,742	3,742
Principal Life Income Funding Trusts
4.29%, 05/10/06	1,123	1,123
Royal Bank of Scotland
4.50%, 08/30/06	1,497	1,497
Sedna Finance Inc.
4.46%, 09/20/06[7]	449	449
Sigma Finance Inc.
4.43% - 4.45%, 03/20/06 - 08/15/06[7]	1,661	1,661
Skandinaviska Enskilda Bank NY
4.47%, 11/16/06[7]	1,497	1,497
Societe Generale
4.36%, 02/02/07[7]	1,048	1,048
Strips III LLC
4.57%, 07/24/06[7,8]	395	395
SunTrust Bank
4.62%, 04/28/06	2,245	2,245
Tango Finance Corp.
4.47% - 4.49%, 05/25/06 - 09/27/06[7]	3,338	3,338
Toyota Motor Credit Corp.
4.53%, 04/10/06	674	674
UniCredito Italiano SpA
4.43%, 06/14/06	1,946	1,946
Union Hamilton Special Funding LLC
4.52%, 03/28/06[7]	1,497	1,497
US Bank N.A.
4.49%, 09/29/06	674	673
Variable Funding Capital Corp.
4.37% - 4.42%, 02/16/06 - 03/13/06	4,865	4,864
Wachovia Asset Securitization Inc.
4.52%, 02/26/06[7]	2,971	2,971
Wells Fargo & Co.
4.46%, 09/15/06[7]	748	748
WhistleJacket Capital Ltd.
4.47% - 4.52%, 06/22/06 - 07/28/06[7]	1,123	1,123

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

January 31, 2006

Security	Principal	Value
White Pine Finance LLC
4.45% - 4.49%, 03/27/06 - 06/20/06[7]	$1,572	$1,572
Winston Funding Ltd.
4.68%, 04/23/06[7]	1,069	1,069
World Savings Bank
4.37%, 03/09/06	2,245	2,245

		115,870

TOTAL SHORT-TERM INVESTMENTS (Cost: $235,652)		235,652

TOTAL INVESTMENTS IN SECURITIES – 100.71% (Cost: $28,103,713)		30,067,387
Other Assets, Less Liabilities – (0.71)%		(213,363)

NET ASSETS – 100.00%		$29,854,024

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
[7]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

68	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2006

	iShares Goldman Sachs
	Technology Index Fund	Networking Index Fund	Semiconductor Index Fund	Software Index Fund	Natural Resources Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$310,184,070	$259,989,529	$480,820,265	$187,030,503	$960,580,251

Affiliated issuers[a]	$112,835	$130,703	$103,092	$125,420	$477,170

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$317,879,003	$271,548,937	$500,322,219	$177,683,497	$1,336,811,821
Affiliated issuers[a]	112,835	130,703	103,092	125,420	477,170
Receivables:
Investment securities sold	—	5,980,874	—	—	—
Dividends and interest	33,430	4,398	157,839	8,275	165,996
Capital shares redeemed	—	—	—	—	1,845,819

Total Assets	318,025,268	277,664,912	500,583,150	177,817,192	1,339,300,806

LIABILITIES
Payables:
Investment securities purchased	—	5,989,000	—	—	—
Collateral for securities on loan (Note 5)	8,434,915	13,359,683	18,489,757	12,380,514	21,205,444
Capital shares sold	—	—	—	—	1,979,690
Investment advisory fees (Note 2)	132,972	105,909	206,560	83,433	514,154

Total Liabilities	8,567,887	19,454,592	18,696,317	12,463,947	23,699,288

NET ASSETS	$309,457,381	$258,210,320	$481,886,833	$165,353,245	$1,315,601,518

Net assets consist of:
Paid-in capital	$306,966,169	$262,163,784	$432,602,394	$173,190,582	$916,609,846
Distributions in excess of net investment income or accumulated net investment loss	(121,918)	(292,598)	(151,701)	(350,625)	(553,657)
Undistributed net realized gain (accumulated net realized loss)	(5,081,803)	(15,220,274)	29,934,186	1,860,294	23,313,759
Net unrealized appreciation (depreciation)	7,694,933	11,559,408	19,501,954	(9,347,006)	376,231,570

NET ASSETS	$309,457,381	$258,210,320	$481,886,833	$165,353,245	$1,315,601,518

Shares outstanding	6,300,000	7,500,000	7,250,000	3,950,000	13,050,000

Net asset value per share	$49.12	$34.43	$66.47	$41.86	$100.81

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $8,213,632, $12,974,372, $18,054,248, $12,082,742 and $20,744,576, respectively. See Note 5.

See notes to the financial statements.

FINANCIAL STATEMENTS	69

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2006

	iShares NYSE
	Composite Index Fund	100 Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$30,596,571	$28,088,303

Affiliated issuers[a]	$157,971	$15,410

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$33,835,623	$30,051,977
Affiliated issuers[a]	164,939	15,410
Cash	1,980	—
Receivables:
Investment securities sold	1,913	12,722
Dividends and interest	33,722	32,123

Total Assets	34,038,177	30,112,232

LIABILITIES
Payables:
Investment securities purchased	30,183	32,898
Collateral for securities on loan (Note 5)	642,297	220,242
Investment advisory fees (Note 2)	6,973	5,068

Total Liabilities	679,453	258,208

NET ASSETS	$33,358,724	$29,854,024

Net assets consist of:
Paid-in capital	$30,116,479	$27,848,037
Undistributed net investment income	22,786	23,143
Undistributed net realized gain (accumulated net realized loss)	(26,561)	19,170
Net unrealized appreciation	3,246,020	1,963,674

NET ASSETS	$33,358,724	$29,854,024

Shares outstanding	450,000	450,000

Net asset value per share	$74.13	$66.34

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $626,828 and $215,650, respectively. See Note 5.

See notes to the financial statements.

70	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2006

	iShares Goldman Sachs
	Technology Index Fund	Networking Index Fund	Semiconductor Index Fund	Software Index Fund	Natural Resources Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$693,956	$197,472	$1,191,679	$172,507	$6,926,637
Interest from affiliated issuers[b]	5,173	1,861	3,725	1,478	13,724
Securities lending income[c]	15,912	20,069	27,071	14,940	42,738

Total investment income	715,041	219,402	1,222,475	188,925	6,983,099

EXPENSES
Investment advisory fees (Note 2)	722,116	505,541	1,126,412	533,022	2,555,685
Proxy fees	7,898	6,459	11,975	6,528	27,025

Total expenses	730,014	512,000	1,138,387	539,550	2,582,710

Net investment income (loss)	(14,973)	(292,598)	84,088	(350,625)	4,400,389

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(949,892)	(2,528,086)	(2,478,215)	(5,314,615)	(3,077,161)
In-kind redemptions	6,488,796	4,903,937	42,088,884	10,239,456	29,658,736

Net realized gain	5,538,904	2,375,851	39,610,669	4,924,841	26,581,575

Net change in unrealized appreciation (depreciation)	12,806,124	27,741,448	(2,335,427)	3,450,713	206,816,823

Net realized and unrealized gain	18,345,028	30,117,299	37,275,242	8,375,554	233,398,398

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,330,055	$29,824,701	$37,359,330	$8,024,929	$237,798,787

[a]	Net of foreign withholding tax of $– , $–, $–, $– and $126,216, respectively.
[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to the financial statements.

FINANCIAL STATEMENTS	71

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2006

	iShares NYSE
	Composite Index Fund	100 Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$213,704	$327,753
Dividends from affiliated issuers[b]	845	—
Interest from affiliated issuers[b]	411	457
Securities lending income[c]	1,775	723

Total investment income	216,735	328,933

EXPENSES
Investment advisory fees (Note 2)	28,255	29,789
Proxy fees	1,258	2,039

Total expenses	29,513	31,828

Net investment income	187,222	297,105

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	4,792	(169,906)
In-kind redemptions	—	382,853

Net realized gain	4,792	212,947

Net change in unrealized appreciation (depreciation)	2,192,090	627,545

Net realized and unrealized gain	2,196,882	840,492

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,384,104	$1,137,597

[a]	Net of foreign withholding tax of $4,761 and $–, respectively.
[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to the financial statements.

72	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Goldman Sachs Technology Index Fund		iShares Goldman Sachs Networking Index Fund		iShares Goldman Sachs Semiconductor Index Fund
	Six months ended January 31, 2006 (Unaudited)	Year ended July 31, 2005	Six months ended January 31, 2006 (Unaudited)	Year ended July 31, 2005	Six months ended January 31, 2006 (Unaudited)	Year ended July 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(14,973)	$1,592,489	$(292,598)	$(385,758)	$84,088	$(241,448)
Net realized gain	5,538,904	18,400,548	2,375,851	7,570,021	39,610,669	5,185,450
Net change in unrealized appreciation (depreciation)	12,806,124	180,738	27,741,448	6,789,087	(2,335,427)	51,444,027

Net increase in net assets resulting from operations	18,330,055	20,173,775	29,824,701	13,973,350	37,359,330	56,388,029

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(106,945)	(1,592,306)	—	—	(235,789)	—
Return of capital	—	(136,207)	—	—	—	—

Total distributions to shareholders	(106,945)	(1,728,513)	—	—	(235,789)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	34,580,274	242,907,990	99,847,543	93,889,531	250,202,163	518,050,804
Cost of shares redeemed	(38,050,838)	(152,614,415)	(19,447,856)	(106,862,520)	(349,754,540)	(154,189,209)

Net increase (decrease) in net assets from capital share transactions	(3,470,564)	90,293,575	80,399,687	(12,972,989)	(99,552,377)	363,861,595

INCREASE (DECREASE) IN NET ASSETS	14,752,546	108,738,837	110,224,388	1,000,361	(62,428,836)	420,249,624
NET ASSETS:
Beginning of period	294,704,835	185,965,998	147,985,932	146,985,571	544,315,669	124,066,045

End of period	$309,457,381	$294,704,835	$258,210,320	$147,985,932	$481,886,833	$544,315,669

Distributions in excess of net investment income or accumulated net investment loss included in net assets at end of period	$(121,918)	$—	$(292,598)	$—	$(151,701)	$—

SHARES ISSUED AND REDEEMED:
Shares sold	700,000	5,500,000	3,150,000	3,400,000	4,000,000	9,850,000
Shares redeemed	(800,000)	(3,550,000)	(600,000)	(3,900,000)	(6,000,000)	(3,050,000)

Net increase (decrease) in shares outstanding	(100,000)	1,950,000	2,550,000	(500,000)	(2,000,000)	6,800,000

See notes to the financial statements.

FINANCIAL STATEMENTS	73

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Goldman Sachs Software Index Fund		iShares Goldman Sachs Natural Resources Index Fund
	Six months ended January 31, 2006 (Unaudited)	Year ended July 31, 2005	Six months ended January 31, 2006 (Unaudited)	Year ended July 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(350,625)	$838,438	$4,400,389	$5,656,215
Net realized gain	4,924,841	17,112,206	26,581,575	21,387,032
Net change in unrealized appreciation (depreciation)	3,450,713	(1,272,242)	206,816,823	132,619,694

Net increase in net assets resulting from operations	8,024,929	16,678,402	237,798,787	159,662,941

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(1,041,378)	(4,944,652)	(5,658,207)

Total distributions to shareholders	—	(1,041,378)	(4,944,652)	(5,658,207)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	202,687,887	427,435,765	326,989,822	424,475,999
Cost of shares redeemed	(275,000,978)	(328,508,098)	(45,128,707)	(40,864,743)

Net increase (decrease) in net assets from capital share transactions	(72,313,091)	98,927,667	281,861,115	383,611,256

INCREASE (DECREASE) IN NET ASSETS	(64,288,162)	114,564,691	514,715,250	537,615,990
NET ASSETS:
Beginning of period	229,641,407	115,076,716	800,886,268	263,270,278

End of period	$165,353,245	$229,641,407	$1,315,601,518	$800,886,268

Distributions in excess of net investment income or accumulated net investment loss included in net assets at end of period	$(350,625)	$—	$(553,657)	$(9,394)

SHARES ISSUED AND REDEEMED:
Shares sold	5,000,000	10,900,000	3,650,000	5,950,000
Shares redeemed	(6,750,000)	(8,600,000)	(500,000)	(550,000)

Net increase (decrease) in shares outstanding	(1,750,000)	2,300,000	3,150,000	5,400,000

See notes to the financial statements.

74	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares NYSE Composite Index Fund		iShares NYSE 100 Index Fund
	Six months ended January 31, 2006 (Unaudited)	Year ended July 31, 2005	Six months ended January 31, 2006 (Unaudited)	Year ended July 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$187,222	$234,020	$297,105	$579,890
Net realized gain	4,792	1,054,625	212,947	418,440
Net change in unrealized appreciation (depreciation)	2,192,090	1,222,338	627,545	1,702,033

Net increase in net assets resulting from operations	2,384,104	2,510,983	1,137,597	2,700,363

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(184,743)	(233,674)	(342,085)	(583,851)

Total distributions to shareholders	(184,743)	(233,674)	(342,085)	(583,851)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	17,498,827	6,509,554	—	9,519,295
Cost of shares redeemed	—	(9,831,548)	(3,212,892)	(12,252,794)

Net increase (decrease) in net assets from capital share transactions	17,498,827	(3,321,994)	(3,212,892)	(2,733,499)

INCREASE (DECREASE) IN NET ASSETS	19,698,188	(1,044,685)	(2,417,380)	(616,987)
NET ASSETS:
Beginning of period	13,660,536	14,705,221	32,271,404	32,888,391

End of period	$33,358,724	$13,660,536	$29,854,024	$32,271,404

Undistributed net investment income included in net assets at end of period	$22,786	$20,307	$23,143	$68,123

SHARES ISSUED AND REDEEMED:
Shares sold	250,000	100,000	—	150,000
Shares redeemed	—	(150,000)	(50,000)	(200,000)

Net increase (decrease) in shares outstanding	250,000	(50,000)	(50,000)	(50,000)

See notes to the financial statements.

FINANCIAL STATEMENTS	75

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Goldman Sachs Technology Index Fund
	Six months ended Jan. 31, 2006 (Unaudited)	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002	Period from Mar. 13, 2001[a] to Jul. 31, 2001
Net asset value, beginning of period	$46.05	$41.79	$38.51	$30.28	$54.58	$56.71

Income from investment operations:
Net investment income (loss)	(0.00)[b]	0.35	(0.06)	(0.04)	(0.25)	(0.08)
Net realized and unrealized gain (loss)	3.09	4.28	3.34	8.27	(24.05)	(2.05)

Total from investment operations	3.09	4.63	3.28	8.23	(24.30)	(2.13)

Less distributions from:
Net investment income	(0.02)	(0.34)	—	—	—	—
Return of capital	—	(0.03)	—	—	—	—

Total distributions	(0.02)	(0.37)	—	—	—	—

Net asset value, end of period	$49.12	$46.05	$41.79	$38.51	$30.28	$54.58

Total return	6.71%[c]	11.10%	8.52%	27.18%	(44.52)%	(3.76)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$309,457	$294,705	$185,966	$103,984	$21,194	$79,142
Ratio of expenses to average net assets[d]	0.51%[e]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets[d]	(0.01)%	0.81%	(0.20)%	(0.18)%	(0.30)%	(0.33)%
Portfolio turnover rate[f]	2%	7%	5%	11%	8%	0%[g]

[a]	Commencement of operations.
[b]	Rounds to less than $0.01.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Includes proxy fees. Excluding proxy fees, the ratio of expenses to average net assets would have been 0.50%.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to the financial statements.

76	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Goldman Sachs Networking Index Fund
	Six months ended Jan. 31, 2006 (Unaudited)	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002	Period from Jul. 10, 2001[a] to Jul. 31, 2001
Net asset value, beginning of period	$29.90	$26.97	$20.75	$13.09	$38.02	$36.32

Income from investment operations:
Net investment loss	(0.04)	(0.08)	(0.07)	(0.01)	(0.06)	(0.01)
Net realized and unrealized gain (loss)	4.57	3.01	6.29	7.67	(24.87)	1.71

Total from investment operations	4.53	2.93	6.22	7.66	(24.93)	1.70

Net asset value, end of period	$34.43	$29.90	$26.97	$20.75	$13.09	$38.02

Total return	15.15%[b]	10.86%	29.98%	58.52%	(65.57)%	4.68%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$258,210	$147,986	$146,986	$80,917	$24,219	$24,716
Ratio of expenses to average net assets[c]	0.51%[d]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment loss to average net assets[c]	(0.29)%	(0.26)%	(0.31)%	(0.17)%	(0.34)%	(0.50)%
Portfolio turnover rate[e]	16%	16%	12%	26%	46%	9%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Includes proxy fees. Excluding proxy fees, the ratio of expenses to average net assets would have been 0.50%.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Goldman Sachs Semiconductor Index Fund
	Six months ended Jan. 31, 2006 (Unaudited)	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002	Period from Jul. 10, 2001[a] to Jul. 31, 2001
Net asset value, beginning of period	$58.84	$50.64	$48.34	$41.63	$73.93	$65.65

Income from investment operations:
Net investment income (loss)	0.01	(0.03)	(0.16)	(0.06)	(0.07)	(0.01)
Net realized and unrealized gain (loss)	7.65	8.23	2.46	6.77	(32.23)	8.29

Total from investment operations	7.66	8.20	2.30	6.71	(32.30)	8.28

Less distributions from:
Net investment income	(0.03)	—	—	—	—	—
Return of capital	—	—	(0.00)[b]	—	—	—

Total distributions	(0.03)	—	(0.00)[b]	—	—	—

Net asset value, end of period	$66.47	$58.84	$50.64	$48.34	$41.63	$73.93

Total return	13.02%[c]	16.19%	4.76%	16.12%	(43.69)%	12.61%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$481,887	$544,316	$124,066	$101,516	$64,522	$33,268
Ratio of expenses to average net assets[d]	0.51%[e]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets[d]	0.04%	(0.09)%	(0.20)%	(0.20)%	(0.29)%	(0.38)%
Portfolio turnover rate[f]	2%	10%	6%	11%	8%	0%[g]

[a]	Commencement of operations.
[b]	Rounds to less than $0.01.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Includes proxy fees. Excluding proxy fees, the ratio of expenses to average net assets would have been 0.50%.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to the financial statements.

78	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Goldman Sachs Software Index Fund
	Six months ended Jan. 31, 2006 (Unaudited)	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002	Period from Jul. 10, 2001[a] to Jul. 31, 2001
Net asset value, beginning of period	$40.29	$33.85	$31.56	$23.61	$48.28	$49.12

Income from investment operations:
Net investment income (loss)	(0.09)	0.20	(0.15)	(0.06)	(0.07)	(0.01)
Net realized and unrealized gain (loss)	1.66	6.48	2.44	8.01	(24.60)	(0.83)

Total from investment operations	1.57	6.68	2.29	7.95	(24.67)	(0.84)

Less distributions from:
Net investment income	—	(0.24)	—	—	—	—

Total distributions	—	(0.24)	—	—	—	—

Net asset value, end of period	$41.86	$40.29	$33.85	$31.56	$23.61	$48.28

Total return	3.90%[b]	19.72%	7.26%	33.67%	(51.10)%	(1.71)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$165,353	$229,641	$115,077	$115,197	$37,769	$26,556
Ratio of expenses to average net assets[c]	0.51%[d]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets[c]	(0.33)%	0.59%	(0.40)%	(0.43)%	(0.42)%	(0.50)%
Portfolio turnover rate[e]	9%	13%	11%	9%	14%	0%[f]

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Includes proxy fees. Excluding proxy fees, the ratio of expenses to average net assets would have been 0.50%.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[f]	Rounds to less than 1%.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Goldman Sachs Natural Resources Index Fund
	Six months ended Jan. 31, 2006 (Unaudited)	Year ended Jul. 31, 2005[b]	Year ended Jul. 31, 2004[b]	Year ended Jul. 31, 2003[b]	Period from Oct. 22, 2001[a] to Jul. 31, 2002[b]
Net asset value, beginning of period	$80.90	$58.51	$43.52	$41.64	$47.46

Income from investment operations:
Net investment income	0.38	0.81	0.67	0.76	0.55
Net realized and unrealized gain (loss)	19.95	22.39	15.04	1.83	(5.84)

Total from investment operations	20.33	23.20	15.71	2.59	(5.29)

Less distributions from:
Net investment income	(0.42)	(0.81)	(0.72)	(0.71)	(0.53)

Total distributions	(0.42)	(0.81)	(0.72)	(0.71)	(0.53)

Net asset value, end of period	$100.81	$80.90	$58.51	$43.52	$41.64

Total return	25.20%[c]	39.92%	36.34%	6.27%	(11.29)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,315,602	$800,886	$263,270	$52,219	$20,817
Ratio of expenses to average net assets[d]	0.51%[e]	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	0.86%	1.20%	1.33%	1.92%	1.51%
Portfolio turnover rate[f]	5%	8%	7%	7%	12%

[a]	Commencement of operations.
[b]	Per share amounts were adjusted to reflect a two-for-one stock split effective June 9, 2005.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Includes proxy fees. Excluding proxy fees, the ratio of expenses to average net assets would have been 0.50%.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

80	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares NYSE Composite Index Fund
	Six months ended Jan. 31, 2006 (Unaudited)	Year ended Jul. 31, 2005	Period from Mar. 30, 2004[a] to Jul. 31, 2004
Net asset value, beginning of period	$68.30	$58.82	$60.34

Income from investment operations:
Net investment income	0.44	1.63	0.34
Net realized and unrealized gain (loss)	5.88	9.46	(1.60)

Total from investment operations	6.32	11.09	(1.26)

Less distributions from:
Net investment income	(0.49)	(1.61)	(0.26)

Total distributions	(0.49)	(1.61)	(0.26)

Net asset value, end of period	$74.13	$68.30	$58.82

Total return	9.29%[b]	19.03%	(2.10)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$33,359	$13,661	$14,705
Ratio of expenses to average net assets[c]	0.26%[d]	0.25%	0.25%
Ratio of net investment income to average net assets[c]	1.66%	2.01%	1.98%
Portfolio turnover rate[e]	2%	5%	1%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Includes proxy fees. Excluding proxy fees, the ratio of expenses to average net assets would have been 0.25%.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares NYSE 100 Index Fund
	Six months ended Jan. 31, 2006 (Unaudited)	Year ended Jul. 31, 2005	Period from Mar. 29, 2004[a] to Jul. 31, 2004
Net asset value, beginning of period	$64.54	$59.80	$60.80

Income from investment operations:
Net investment income	0.68	1.25	0.33
Net realized and unrealized gain (loss)	1.88	4.73	(1.13)

Total from investment operations	2.56	5.98	(0.80)

Less distributions from:
Net investment income	(0.76)	(1.24)	(0.20)

Total distributions	(0.76)	(1.24)	(0.20)

Net asset value, end of period	$66.34	$64.54	$59.80

Total return	4.00%[b]	10.06%	(1.32)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$29,854	$32,271	$32,888
Ratio of expenses to average net assets[c]	0.21%[d]	0.20%	0.20%
Ratio of net investment income to average net assets[c]	1.99%	2.03%	1.89%
Portfolio turnover rate[e]	6%	7%	3%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Includes proxy fees. Excluding proxy fees, the ratio of expenses to average net assets would have been 0.20%.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

82	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited)

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of January 31, 2006, the Trust offered 77 investment portfolios or funds.

These financial statements relate only to the iShares Goldman Sachs Technology, iShares Goldman Sachs Networking, iShares Goldman Sachs Semiconductor, iShares Goldman Sachs Software, iShares Goldman Sachs Natural Resources, iShares NYSE Composite and iShares NYSE 100 Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act , except for the iShares NYSE Composite and iShares NYSE 100 Index Funds, which are classified as diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

NOTES TO THE FINANCIAL STATEMENTS	83

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended January 31, 2006.

The Funds had tax basis net capital loss carryforwards as of July 31, 2005, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Total
Goldman Sachs Technology	$638,692	$1,579,887	$2,523,700	$143,622	$4,885,901
Goldman Sachs Networking	130,370	5,798,354	3,242,309	981,871	10,152,904
Goldman Sachs Semiconductor	175,882	472,453	510,075	2,373	1,160,783
Goldman Sachs Software	—	797,714	761,567	—	1,559,281
Goldman Sachs Natural Resources	—	256,427	187,450	—	443,877
NYSE Composite	—	—	—	27,439	27,439
NYSE 100	—	—	25,021	—	25,021

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended January 31, 2006, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended January 31, 2006 are disclosed in the Funds’ Statements of Operations.

84	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of January 31, 2006, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Goldman Sachs Technology	$315,341,822	$27,027,105	$(24,377,089)	$2,650,016
Goldman Sachs Networking	265,052,523	35,515,825	(28,888,708)	6,627,117
Goldman Sachs Semiconductor	485,086,636	43,387,860	(28,049,185)	15,338,675
Goldman Sachs Software	189,362,219	4,689,264	(16,242,566)	(11,553,302)
Goldman Sachs Natural Resources	965,333,867	375,572,717	(3,617,593)	371,955,124
NYSE Composite	30,785,634	3,697,905	(482,977)	3,214,928
NYSE 100	28,124,587	3,148,168	(1,205,368)	1,942,800

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Goldman Sachs Technology	0.50%
Goldman Sachs Networking	0.50
Goldman Sachs Semiconductor	0.50
Goldman Sachs Software	0.50
Goldman Sachs Natural Resources	0.50
NYSE Composite	0.25
NYSE 100	0.20

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

NOTES TO THE FINANCIAL STATEMENTS	85

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended January 31, 2006, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Goldman Sachs Technology	$15,912
Goldman Sachs Networking	20,069
Goldman Sachs Semiconductor	27,071
Goldman Sachs Software	14,940
Goldman Sachs Natural Resources	42,738
NYSE Composite	1,775
NYSE 100	723

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the six months ended January 31, 2006, BGIS did not receive any brokerage commissions from the Funds.

As defined in Section 2(a)(3) of the 1940 Act, certain broker-dealers may be deemed to be an “affiliated person” of a Fund by virtue of being a DTC Participant that owned of record 5% or more of the outstanding shares of such Fund. The broker-dealers identified to be an “affiliated person” of a Fund did not execute any portfolio transactions with or on behalf of such Fund during the six months ended January 31, 2006.

Pursuant to Rule 17a-7 under the 1940 Act, certain Funds executed cross trades for the six months ended January 31, 2006. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter, for compliance with the requirements and restrictions set forth by Rule 17a-7.

Pursuant to an exemptive order issued by the SEC, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Statements of Operations.

86	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table provides information about the investment by each Fund in shares of issuers of which BGFA is an affiliate for the six months ended January 31, 2006, including income earned from these affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income
Goldman Sachs Technology
IMMF	340	32,921	33,148	113	$112,835	$5,173
Goldman Sachs Networking
IMMF	67	11,362	11,298	131	130,703	1,861
Goldman Sachs Semiconductor
IMMF	353	24,938	25,188	103	103,092	3,725
Goldman Sachs Software
IMMF	69	9,128	9,072	125	125,420	1,478
Goldman Sachs Natural Resources
IMMF	482	89,526	89,531	477	477,170	13,724
NYSE Composite
Barclays PLC ADR	1	2	—	3	124,943	845
IMMF	7	2,594	2,561	40	39,996	411
NYSE 100
IMMF	15	3,139	3,139	15	15,410	457

During the six months ended January 31, 2006, the Funds invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

As of January 31, 2006, certain trustees and officers of the Trust are also officers of BGI.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2006 were as follows:

iShares Index Fund	Purchases	Sales
Goldman Sachs Technology	$5,121,176	$5,455,587
Goldman Sachs Networking	31,013,347	31,270,813
Goldman Sachs Semiconductor	9,660,039	10,385,083
Goldman Sachs Software	18,112,238	19,115,424
Goldman Sachs Natural Resources	55,694,954	55,676,793
NYSE Composite	381,923	372,196
NYSE 100	1,859,013	1,922,427

NOTES TO THE FINANCIAL STATEMENTS	87

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended January 31, 2006 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Goldman Sachs Technology	$34,552,707	$38,026,806
Goldman Sachs Networking	99,792,981	19,441,068
Goldman Sachs Semiconductor	250,111,810	348,930,878
Goldman Sachs Software	202,680,340	274,439,193
Goldman Sachs Natural Resources	354,600,996	72,743,197
NYSE Composite	17,466,238	—
NYSE 100	—	3,180,641

4. CAPITAL SHARE TRANSACTIONS

As of January 31, 2006, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of January 31, 2006, the Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities and non-U.S. Government debt securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of January 31, 2006 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

88	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	89

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares GS $ InvesTop™ Corporate (LQD)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2006 Semi-Annual Report.

2461-iS-1205

90	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, or issued by Goldman, Sachs & Co., nor are they sponsored, endorsed, issued, sold or promoted by New York Stock Exchange, Inc., nor do these companies make any representation regarding the availability of investing in the iShares Funds.

©2006 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2005 is available without change, upon request, by calling toll-free 1 800 474 2737; on the Funds' website at www.iShares.com; and on the Securities and Exchange Commission's website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website at www.iShares.com.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-013-09006

BARCLAYS GLOBAL INVESTORS

BARCLAYS

iShares®

2006 SEMI-ANNUAL REPORT TO SHAREHOLDERS | JANUARY 31, 2006

iSHARES FTSE/XINHUA CHINA 25 INDEX FUND

iSHARES MSCI SERIES

Fund Performance Overview

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

Performance as of January 31, 2006

The iShares FTSE/Xinhua China 25 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE/Xinhua China 25 Index (the “Index”). The Index is designed to represent the performance of the largest companies in the China equity market that are available to international investors. The Index consists of 25 of the largest and most liquid Chinese companies. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended January 31, 2006, the Fund returned 16.21%, while the Index returned 16.54%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/06			Inception to 1/31/06			Inception to 1/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
32.74%	35.14%	33.74%	24.09%	26.47%	25.29%	33.14%	36.53%	34.36%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/5/04). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/8/04), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/06
Sector	% of Net Assets
Energy	30.32%
Financial	23.46
Communications	20.57
Diversified	10.92
Consumer Non-Cyclical	5.71
Utilities	4.61
Basic Materials	4.35
Short-Term and Other Net Assets	0.06

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 1/31/06
Security	% of Net Assets
China Mobil Ltd.	9.73%
PetroChina Co. Ltd. Class H	8.90
CNOOC Ltd.	8.14
China Petroleum & Chemical Corp. Class H	7.21
China Construction Bank Class H	5.86
Ping An Insurance (Group) Co. of China Ltd. Class H	4.11
Bank of Communications Co. Ltd. Class H	4.03
China Shenhua Energy Co. Ltd. Class H	4.02
China Life Insurance Co. Ltd. Class H	3.97
China Unicom Ltd.	3.97

TOTAL	59.94%

FUND PERFORMANCE OVERVIEW	1

Fund Performance Overview

iSHARES® MSCI EAFE INDEX FUND

Performance as of January 31, 2006

The iShares MSCI EAFE Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Index (the “Index”). The Index has been developed by Morgan Stanley Capital International, Inc. as an equity benchmark for international stock performance. The Index includes stocks from Europe, Australasia (Australia and Asia) and the Far East. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended January 31, 2006, the Fund returned 18.30%, while the Index returned 18.31%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/06			Inception to 1/31/06			Inception to 1/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.54%	22.68%	22.76%	10.72%	10.84%	10.87%	57.62%	58.36%	58.59%

Total returns for the periods since inception are calculated from the inception date of the Fund (8/14/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/17/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/06
Sector	% of Net Assets
Financial	28.49%
Consumer Non-Cyclical	15.71
Industrial	11.86
Consumer Cyclical	11.49
Communications	8.95
Energy	8.54
Basic Materials	6.86
Utilities	4.78
Technology	2.29
Diversified	0.77
Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 1/31/06
Security	% of Net Assets
BP PLC (United Kingdom)	2.33%
HSBC Holdings PLC (United Kingdom)	1.70
Total SA (France)	1.43
GlaxoSmithKline PLC (United Kingdom)	1.36
Toyota Motor Corp. (Japan)	1.35
Royal Dutch Shell PLC Class A (United Kingdom)	1.28
Vodafone Group PLC (United Kingdom)	1.22
Novartis AG (Switzerland)	1.17
Nestle SA (Switzerland)	1.05
UBS AG Registered (Switzerland)	1.05

TOTAL	13.94%

2	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EAFE GROWTH INDEX FUND

Performance as of January 31, 2006

The iShares MSCI EAFE Growth Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Growth Index (the “Index”). The Index is a subset of the MSCI EAFE Index and consists of those securities classified by Morgan Stanley Capital International, Inc. as most representing the growth style. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. From its inception on August 1, 2005 through January 31, 2006, the Fund returned 18.02%, while the Index returned 18.11%.

Cumulative Total Returns
Inception to 1/31/06
NAV	MARKET	INDEX
18.02%	18.50%	18.11%

“Cumulative total returns” represent the total change in value of an investment over the period indicated and are calculated from the inception date of the Fund (8/1/05).

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/5/05), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/06
Sector	% of Net Assets
Consumer Non-Cyclical	24.27%
Financial	16.16
Industrial	13.07
Communications	11.32
Consumer Cyclical	9.82
Basic Materials	9.25
Energy	7.77
Technology	3.92
Utilities	3.44
Diversified	0.89
Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 1/31/06
Security	% of Net Assets
BP PLC (United Kingdom)	4.65%
GlaxoSmithKline PLC (United Kingdom)	2.74
Novartis AG (Switzerland)	2.36
Roche Holding AG Genusschein (Switzerland)	2.05
Mitsubishi UFJ Financial Group (Japan)	1.93
Sanofi-Aventis (France)	1.76
AstraZeneca PLC (United Kingdom)	1.44
BHP Billiton Ltd. (Australia)	1.30
Sumitomo Mitsui Financial Group Inc. (Japan)	1.27
Telefonica SA (Spain)	1.26

TOTAL	20.76%

FUND PERFORMANCE OVERVIEW	3

Fund Performance Overview

iSHARES® MSCI EAFE VALUE INDEX FUND

Performance as of January 31, 2006

The iShares MSCI EAFE Value Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Value Index (the “Index”). The Index is a subset of the MSCI EAFE Index and consists of those securities classified by Morgan Stanley Capital International, Inc. as most representing the value style. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. From its inception on August 1, 2005 through January 31, 2006, the Fund returned 16.99%, while the Index returned 17.21%.

Cumulative Total Returns
Inception to 1/31/06
NAV	MARKET	INDEX
16.99%	17.53%	17.21%

“Cumulative total returns” represent the total change in value of an investment over the period indicated and are calculated from the inception date of the Fund (8/1/05).

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/5/05), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/06
Sector	% of Net Assets
Financial	40.82%
Consumer Cyclical	12.74
Industrial	10.46
Energy	9.14
Consumer Non-Cyclical	7.37
Utilities	6.44
Communications	6.44
Basic Materials	4.80
Technology	0.79
Diversified	0.63
Short-Term and Other Net Assets	0.37

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 1/31/06
Security	% of Net Assets
HSBC Holdings PLC (United Kingdom)	3.44%
Toyota Motor Corp. (Japan)	2.75
Royal Dutch Shell PLC Class A (United Kingdom)	2.55
Nestle SA (Switzerland)	2.17
UBS AG Registered (Switzerland)	2.06
Total SA (France)	1.87
Royal Dutch Shell PLC Class B (United Kingdom)	1.82
Royal Bank of Scotland Group PLC (United Kingdom)	1.80
Banco Santander Central Hispano SA (Spain)	1.61
Eni SpA (Italy)	1.45

TOTAL	21.52%

4	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 31, 2005 to January 31, 2006.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (July 31, 2005) [a]	Ending Account Value (January 31, 2006) [a]	Annualized Expense Ratio	Expenses Paid During Period [b] (July 31, 2005 to January 31, 2006)
FTSE/Xinhua China 25
Actual	$1,000.00	$1,162.10	0.75%	$4.09
Hypothetical (5% return before expenses)	1,000.00	1,021.42	0.75	3.82
MSCI EAFE
Actual	1,000.00	1,183.00	0.36	1.98
Hypothetical (5% return before expenses)	1,000.00	1,023.39	0.36	1.84
MSCI EAFE Growth
Actual	1,000.00	1,180.20	0.40	2.19
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.40	2.03
MSCI EAFE Value
Actual	1,000.00	1,169.90	0.40	2.18
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.40	2.03

[a]	Account values are based on a start date of August 1, 2005 (commencement of operations) for the iShares MSCI EAFE Growth Index Fund and iShares MSCI EAFE Value Index Fund.
[b]

Except for the iShares MSCI EAFE Growth Index Fund and iShares MSCI EAFE Value Index Fund, expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Expenses for the iShares MSCI EAFE Growth Index Fund and iShares MSCI EAFE Value Index Fund, which commenced operations on August 1, 2005, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	5

Schedule of Investments (Unaudited)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

January 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.94%
BANKS – 13.84%
Bank of Communications Co. Ltd. Class H1,2	128,790,000	$74,711,880
BOC Hong Kong Holdings Ltd.	36,570,000	73,307,830
China Construction Bank Class H1	276,130,000	108,569,652

		256,589,362
CHEMICALS – 1.56%
Sinopec Shanghai Petrochemical Co. Ltd. Class H	59,360,000	28,887,228

		28,887,228
COAL – 6.07%
China Shenhua Energy Co. Ltd. Class H1	56,180,000	74,595,730
Yanzhou Coal Mining Co. Ltd. Class H2	49,820,200	37,892,433

		112,488,163
COMMERCIAL SERVICES –5.71%
Cosco Pacific Ltd.[2]	27,560,000	56,134,688
Jiangsu Expressway Co. Ltd. Class H	31,800,000	21,316,970
Zhejiang Expressway Co. Ltd. Class H	44,520,000	28,408,962

		105,860,620
ELECTRIC – 4.61%
Datang International Power Generation Co. Class H2	39,220,000	30,335,688
Huaneng Power International Inc. Class H2	78,440,000	55,109,833

		85,445,521
HOLDING COMPANIES – DIVERSIFIED – 10.92%
China Merchants Holdings International Co. Ltd.	27,560,000	71,589,491
China Resources Enterprises Ltd.	27,560,000	58,621,668
Citic Pacific Ltd.	24,380,000	72,286,392

		202,497,551
INSURANCE – 9.62%
China Life Insurance Co. Ltd. Class H1	73,670,000	73,601,622

Security	Shares or Principal	Value
PICC Property & Casualty Co. Ltd. Class H2	85,860,000	$28,501,199
Ping An Insurance (Group) Co. of China Ltd. Class H	34,450,000	76,163,758

		178,266,579
MINING – 2.79%
Aluminum Corporation of China Ltd. Class H	56,180,000	51,782,473

		51,782,473
OIL & GAS – 24.25%
China Petroleum & Chemical Corp. Class H	219,420,000	133,651,254
CNOOC Ltd.	178,610,000	150,814,147
PetroChina Co. Ltd. Class H	169,600,000	165,069,871

		449,535,272
TELECOMMUNICATIONS – 20.57%
China Mobil Ltd.	37,100,000	180,306,038
China Netcom Group Corp. Ltd.	33,655,000	56,618,077
China Telecom Corp. Ltd. Class H	187,620,000	70,745,695
China Unicom Ltd.	82,680,000	73,543,547

		381,213,357

TOTAL COMMON STOCKS (Cost: $1,522,621,998)		1,852,566,126
SHORT-TERM INVESTMENTS – 3.55%
CERTIFICATES OF DEPOSIT[3] – 0.03%
Toronto-Dominion Bank
3.94%, 07/10/06	$222,036	222,036
Wells Fargo Bank N.A.
4.78%, 12/05/06	355,258	355,258

		577,294
COMMERCIAL PAPER[3] – 0.22%
Amstel Funding Corp.
3.91% - 4.40%, 02/15/06 - 05/08/06	444,073	441,133
Bryant Park Funding LLC
3.92% - 4.50%, 02/03/06 - 02/22/06	246,589	246,297
CAFCO LLC
4.19%, 02/06/06	510,684	510,386

6	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

January 31, 2006

Security	Principal	Value
CC USA Inc.
4.23%, 04/21/06	$133,222	$131,985
CRC Funding LLC
4.19%, 02/03/06 - 02/06/06	688,313	688,098
Edison Asset Securitization LLC
4.37%, 05/08/06	222,036	219,449
Galaxy Funding Inc.
4.23%, 04/18/06	127,449	126,311
Grampian Funding LLC
4.41%, 05/15/06	222,036	219,235
HSBC PLC
3.88%, 02/03/06	133,222	133,193
Nordea North America Inc.
4.16%, 04/04/06	466,276	462,935
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	444,073	443,301
Sedna Finance Inc.
3.92%, 02/21/06	111,018	110,776
Sigma Finance Inc.
4.16%, 04/06/06	266,444	264,473

		3,997,572
LOAN PARTICIPATIONS[3] – 0.01%
Army & Air Force Exchange Service
4.24%, 02/01/06	222,036	222,036

		222,036
MEDIUM-TERM NOTES[3] – 0.08%
Dorada Finance Inc.
3.93%, 07/07/06	137,663	137,657
K2 USA LLC
3.94%, 07/07/06	266,444	266,438
Marshall & Ilsley Bank
5.18%, 12/15/06	444,073	445,400
Toronto-Dominion Bank
3.81%, 06/20/06	555,091	555,111
US Bank N.A.
2.85%, 11/15/06	88,815	87,529

		1,492,135

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.41%[4,5]	504,387	$504,387

		504,387
REPURCHASE AGREEMENTS[3] – 0.98%
Bank of America N.A. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $6,661,914 (collateralized by U.S. Government obligations, value $6,809,550, 5.00%, 7/1/35).	$6,661,089	6,661,089
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.56%, due 2/1/06, maturity value $666,193 (collateralized by non-U.S. Government debt securities, value $734,374, 0.00% to 7.53%, 11/25/30 to 3/25/46).[6]	666,109	666,109
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $2,220,638 (collateralized by U.S. Government obligations, value $2,269,850, 3.50% to 8.00%, 8/1/08 to 2/1/36).	2,220,363	2,220,363
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.55%, due 2/1/06, maturity value $1,110,322 (collateralized by non-U.S. Government debt securities, value $1,146,052, 3.21% to 5.96%, 8/3/14 to 8/19/45).[6]	1,110,182	1,110,182

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

January 31, 2006

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $2,220,638 (collateralized by U.S. Government obligations, value $2,269,850, 4.00% to 5.50%, 9/1/20 to 1/1/36).	$2,220,363	$2,220,363
Goldman Sachs Group Inc. Repurchase Agreement, 4.65%, due 2/1/06, maturity value $1,332,390 (collateralized by non-U.S. Government debt securities, value $1,401,966, 0.00% to 10.00%, 7/30/08 to 12/1/10).[6]	1,332,218	1,332,218
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.60%, due 2/1/06, maturity value $666,194 (collateralized by non-U.S. Government debt securities, value $687,641, 4.60% to 9.25%, 5/15/06 to 2/1/24).[6]	666,109	666,109
Merrill Lynch Government Securities Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $999,287 (collateralized by U.S. Government obligations, value $1,031,452, 3.50% to 6.00%, 10/25/11 to 5/25/34).	999,163	999,163
Morgan Stanley Repurchase Agreement, 4.55%, due 2/1/06, maturity value $2,220,644 (collateralized by non-U.S. Government debt securities, value $2,312,700, 0.00% to 8.85%, 2/3/06 to 3/15/42).[6]	2,220,363	2,220,363

		18,095,959
TIME DEPOSITS[3] – 0.35%
Abbey National Treasury Services PLC
4.49%, 02/01/06	1,554,254	1,554,254
Deutsche Bank AG
4.47% - 4.48%, 02/01/06	1,917,816	1,917,816
Societe Generale
4.48%, 02/01/06	2,220,363	2,220,363
UBS AG
4.48%, 02/01/06	888,145	888,145

		6,580,578
VARIABLE & FLOATING RATE NOTES[3] – 1.85%
Allstate Life Global Funding II
4.44% - 4.53%, 11/09/06 - 02/27/07[7]	1,560,915	1,561,269
American Express Bank
4.44% - 4.52%, 06/29/06 - 10/25/06	1,043,571	1,043,563
American Express Centurion Bank
4.52%, 06/29/06	177,629	177,629
American Express Credit Corp.
4.49%, 02/05/07	133,222	133,338
ASIF Global Financing
4.34% - 4.55%, 05/30/06 - 08/11/06[7]	1,443,236	1,443,723
Australia & New Zealand Banking Group Ltd.
4.49%, 02/23/07[7]	288,647	288,647
Bank of Ireland
4.46%, 12/20/06[7]	444,073	444,073
Beta Finance Inc.
4.37% - 4.49%, 04/25/06 - 06/09/06[7]	1,105,741	1,105,706
BMW US Capital LLC
4.44%, 02/15/07[7]	444,073	444,073
CC USA Inc.
4.42% - 4.48%, 03/23/06 - 07/14/06[7]	1,194,555	1,194,534
Commodore CDO Ltd.
4.56%, 12/12/06[7]	111,018	111,018

8	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

January 31, 2006

Security	Principal	Value
Credit Suisse First Boston NY
4.39%, 05/09/06	$444,073	$444,073
DEPFA Bank PLC
4.50%, 12/15/06	444,073	444,073
Descartes Funding Trust
4.47%, 11/15/06[7]	199,833	199,833
Dorada Finance Inc.
4.47%, 06/26/06[7]	111,018	111,014
Eli Lilly Services Inc.
4.36%, 09/01/06[7]	444,073	444,073
Fifth Third Bancorp.
4.49%, 01/23/07[7]	888,145	888,145
Five Finance Inc.
4.49% - 4.52%, 02/27/06 - 06/26/06[7]	310,851	310,849
General Electric Capital Corp.
4.52%, 01/09/07	199,833	199,982
Greenwich Capital Holdings Inc.
4.35% - 4.38%, 02/10/06 - 03/02/06	333,054	333,054
Hartford Life Global Funding Trusts
4.46%, 02/15/07	444,073	444,073
HBOS Treasury Services PLC
4.57%, 01/24/07	444,073	444,073
Holmes Financing PLC
4.44%, 12/15/06[7]	1,221,200	1,221,200
HSBC Bank USA N.A.
4.27% - 4.64%, 05/04/06 - 08/03/06	377,462	377,532
K2 USA LLC
4.34% - 4.46%, 02/15/06 - 09/11/06[7]	1,287,811	1,287,761
Leafs LLC
4.49%, 02/21/06 - 01/22/07[7]	465,062	465,062
Links Finance LLC
4.46% - 4.65%, 02/06/06 - 03/15/06[7]	1,065,774	1,065,786
Marshall & Ilsley Bank
4.45% - 4.59%, 02/20/06 - 12/15/06	688,313	688,341
Metropolitan Life Global Funding I
4.39% - 4.55%, 08/28/06 - 02/06/07[7]	1,327,777	1,328,407
Mound Financing PLC
4.38%, 11/08/06[7]	888,145	888,145
Natexis Banques Populaires
4.45%, 01/12/07[7]	333,054	333,054
Nationwide Building Society
4.45% - 4.58%, 01/05/07 - 01/26/07[7]	1,198,996	1,199,042
Nordea Bank AB
4.42%, 01/11/07[7]	777,127	777,127
Northern Rock PLC
4.40%, 02/02/07[7]	532,887	532,905
Permanent Financing PLC
4.38%, 03/10/06 - 06/12/06[7]	1,207,878	1,207,877
Pfizer Investment Capital PLC
4.43%, 12/15/06[7]	1,110,182	1,110,182
Principal Life Income Funding Trusts
4.29%, 05/10/06	333,054	333,058
Royal Bank of Scotland
4.50%, 08/30/06	444,073	444,022
Sedna Finance Inc.
4.46%, 09/20/06[7]	133,222	133,222
Sigma Finance Inc.
4.43% - 4.45%, 03/20/06 - 08/15/06[7]	492,921	492,911
Skandinaviska Enskilda Bank NY
4.47%, 11/16/06[7]	444,073	444,073
Societe Generale
4.36%, 02/02/07[7]	310,851	310,851
Strips III LLC
4.57%, 07/24/06[7,8]	117,148	117,148
SunTrust Bank
4.62%, 04/28/06	666,109	666,109
Tango Finance Corp.
4.47% - 4.49%, 05/25/06 - 09/27/06[7]	990,282	990,225
Toyota Motor Credit Corp.
4.53%, 04/10/06	199,833	199,832

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

January 31, 2006

Security	Principal	Value
UniCredito Italiano SpA
4.43%, 06/14/06	$577,294	$577,220
Union Hamilton Special Funding LLC
4.52%, 03/28/06[7]	444,073	444,073
US Bank N.A.
4.49%, 09/29/06	199,833	199,798
Variable Funding Capital Corp.
4.37% - 4.42%, 02/16/06 - 03/13/06	1,443,236	1,443,236
Wachovia Asset Securitization Inc.
4.52%, 02/26/06[7]	881,411	881,410
Wells Fargo & Co.
4.46%, 09/15/06[7]	222,036	222,050
WhistleJacket Capital Ltd.
4.47% - 4.52%, 06/22/06 - 07/28/06[7]	333,054	333,027
White Pine Finance LLC
4.45% - 4.49%, 03/27/06 - 06/20/06[7]	466,276	466,273
Winston Funding Ltd.
4.68%, 04/23/06[7]	317,068	317,068
World Savings Bank
4.37%, 03/09/06	666,109	666,105

		34,374,947

TOTAL SHORT-TERM INVESTMENTS (Cost: $65,844,908)		65,844,908

TOTAL INVESTMENTS IN SECURITIES – 103.49% (Cost: $1,588,466,906)		1,918,411,034
Other Assets, Less Liabilities – (3.49)%		(64,655,219)

NET ASSETS – 100.00%		$1,853,755,815

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
[7]

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[8]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

10	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.50%
AUSTRALIA – 5.49%
Alumina Ltd.	3,716,524	$21,113,348
Amcor Ltd.	1,631,896	8,455,967
AMP Ltd.	4,226,572	26,280,905
Aristocrat Leisure Ltd.[1]	881,636	7,702,852
Australia & New Zealand Banking Group Ltd.	4,231,773	79,708,004
Australian Gas & Light Co. Ltd.	1,089,004	14,827,988
Australian Stock Exchange Ltd.	369,656	9,767,346
BHP Billiton Ltd.	8,442,840	164,773,927
BHP Steel	2,002,853	11,862,905
Boral Ltd.	1,874,684	12,748,761
Brambles Industries Ltd.[1]	2,286,200	17,155,608
Caltex Australia Ltd.	542,248	7,937,051
Coca-Cola Amatil Ltd.	1,863,092	10,823,700
Coles Myer Ltd.	2,831,668	22,384,060
Commonwealth Bank of Australia	2,881,900	97,337,592
Commonwealth Property Office Fund	25,137,252	24,434,370
Computershare Ltd.	1,572,004	8,193,191
CSL Ltd.	449,512	14,791,451
CSR Ltd.	3,654,700	11,721,895
DB RREEF Trust	10,361,960	10,738,477
Foster’s Group Ltd.	5,607,952	22,356,053
Futuris Corp. Ltd.	3,560,221	5,790,228
GPT Group	4,206,223	12,886,279
Harvey Normand Holdings Ltd.[1]	2,457,504	6,078,861
Insurance Australia Group Ltd.	3,860,780	16,267,113
Investa Property Group	7,781,452	11,713,696
James Hardie Industries NV	1,431,025	9,536,815
John Fairfax Holdings Ltd.	2,775,640	8,902,444
Lend Lease Corp. Ltd.	1,051,008	11,551,859
Macquarie Airports	2,105,236	4,952,693
Macquarie Bank Ltd.	488,152	25,250,175
Macquarie Infrastructure Group	5,236,364	13,982,498
Mayne Pharma Ltd.[2]	3,250,041	6,269,159
Mirvac Group	4,079,096	12,527,666
Multiplex Group	1,423,240	3,520,514
National Australia Bank Ltd.	3,500,140	89,703,429
Newcrest Mining Ltd.	957,628	18,979,220
Orica Ltd.	717,207	11,886,859
Origin Energy Ltd.	3,698,492	20,423,387
Qantas Airways Ltd.	3,015,208	9,419,927
QBE Insurance Group Ltd.	1,673,112	24,489,854
Rinker Group Ltd.	2,408,560	30,572,408
Rio Tinto Ltd.[1]	681,996	39,115,225
Santos Ltd.	2,587,592	25,641,730
Stockland Trust Group	2,539,292	12,466,300
Suncorp-Metway Ltd.	1,252,580	20,940,063
Symbion Health Ltd.	3,275,871	8,549,213
TABCORP Holdings Ltd.	1,501,912	17,257,683
Telstra Corp. Ltd.	4,826,780	14,531,847
Transurban Group	1,950,676	10,565,216
Wesfarmers Ltd.	794,052	22,855,137
Westfield Group	3,393,253	45,458,493
Westpac Banking Corp.	4,283,888	75,407,530
Woodside Petroleum Ltd.	1,276,408	43,661,666
Woolworths Ltd.	2,548,308	33,252,266

		1,329,522,904
AUSTRIA – 0.23%
Erste Bank der Oesterreichischen Sparkassen AG	207,368	11,557,940
OMV AG	240,856	17,007,214
RHI AG2	89,516	2,516,388
Telekom Austria AG	864,248	20,905,170
Wienerberger AG	117,852	5,191,947

		57,178,659
BELGIUM – 1.26%
AGFA Gevaert NV	320,758	5,530,850
Bekaert NV1	85,008	8,402,532
Belgacom SA	390,908	12,033,127
Cofinimmo	92,892	14,990,955
Colruyt NV	63,184	8,969,074
Delhaize-Le Lion SA	179,194	12,294,133
Dexia Group[1]	1,153,404	28,333,703
Euronav NV	95,312	2,833,251
Fortis	2,598,540	90,339,306
Groupe Bruxelles Lambert SA1	171,948	19,188,394
InBev NV	395,416	18,615,557
KBC Groupe SA1	352,268	35,354,284
Mobistar SA	73,661	5,541,214

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2006

Security	Shares	Value
Omega Pharma SA	86,172	$4,691,998
Solvay SA	166,152	18,753,441
Suez SA Strips[2]	223,720	2,717
UCB SA	248,195	12,248,213
Umicore Mines SA	54,740	7,198,786

		305,321,535
DENMARK – 0.65%
AP Moller - Maersk A/S	1,932	19,235,452
Carlsberg A/S Class B	133,308	7,644,678
Coloplast A/S Class B	148,120	9,710,970
D/S Torm A/S	64,400	3,164,001
Danisco A/S	154,560	11,780,143
Danske Bank A/S	1,005,928	35,307,060
GN Store Nord A/S	602,140	8,595,843
Novo Nordisk A/S Class B	569,296	31,859,608
Novozymes A/S Class B	188,692	10,483,059
Topdanmark A/S2	99,176	9,938,736
Vestas Wind Systems A/S2	454,020	8,937,256

		156,656,806
FINLAND – 1.45%
Cargotec Corp.[2]	146,649	5,586,240
Elisa OYJ Class A	464,968	9,163,631
Fortum OYJ	997,702	22,279,660
Kone OYJ[2]	311,696	12,562,165
Metso Corp.	428,260	14,014,973
Neste Oil OYJ[2]	472,052	15,247,459
Nokia OYJ	9,442,972	172,572,344
Nokian Renkaat OYJ	441,784	6,823,750
Rautaruukki OYJ	349,048	10,536,886
Sampo OYJ Class A	993,543	19,351,607
Stora Enso OYJ Class R	1,204,924	16,694,418
TietoEnator OYJ	216,453	8,410,844
UPM-Kymmene OYJ	1,132,152	23,109,920
YIT-Yhtyma OYJ	324,576	15,457,882

		351,811,779
FRANCE – 9.46%
Accor SA	548,044	32,828,613
Air France-KLM	349,048	7,934,453
Alcatel SA2	2,820,076	37,154,938
Alstom[2]	260,176	19,761,529
Arcelor	1,125,712	39,504,915
Atos Origin SA2	133,617	9,889,206
Autoroutes du Sud de la France SA	180,636	11,033,119
AXA	3,173,246	107,506,306
BIC SA	102,046	6,561,270
BNP Paribas SA	1,740,732	155,150,782
Bouygues SA	485,576	26,604,328
Business Objects SA2	175,168	7,210,750
Cap Gemini SA2	288,911	13,191,006
Carrefour SA	1,286,712	60,716,977
Compagnie de Saint-Gobain SA	678,364	44,440,633
Compagnie Generale des Etablissements Michelin Class B	343,896	20,524,692
Credit Agricole SA	1,371,720	48,387,992
Dassault Systemes SA	129,444	7,749,164
Essilor International SA	242,144	21,126,448
European Aeronautic Defence and Space Co.[1]	580,888	22,748,257
France Telecom SA	3,776,416	85,844,341
Groupe Danone	532,588	58,010,928
Lafarge SA	403,178	42,397,545
Lagardere S.C.A.	311,261	24,794,454
L’Air Liquide SA	238,924	49,089,220
L’Oreal SA	687,792	55,790,413
LVMH Moet Hennessy Louis Vuitton SA	523,578	47,206,722
Neopost SA	117,532	11,810,006
PagesJaunes SA	401,856	10,223,050
Pernod-Ricard SA	172,131	31,979,857
PPR SA	155,293	18,102,940
PSA Peugeot Citroen	403,150	23,924,067
Publicis Groupe	324,387	12,222,814
Renault SA	416,041	39,253,930
Safran SA1	433,751	11,450,541
Sanofi-Aventis	2,344,160	214,769,443
Schneider Electric SA	561,568	58,644,434
SCOR	1,212,652	3,107,024
Societe Generale Class A	745,752	98,435,095
Societe Television Francaise	308,058	9,755,872
Sodexho Alliance SA	305,934	13,856,788
STMicroelectronics NV	1,272,544	23,487,803
Suez SA	2,249,464	83,147,595

12	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2006

Security	Shares	Value
Technip-Coflexip SA1	222,180	$15,081,438
Thales/Ex Thomson CSF[1]	232,048	11,217,498
Thomson SA	598,920	12,276,293
Total SA	1,259,664	347,527,388
Union du Credit Bail Immobilier	151,984	22,404,876
Valeo SA	182,303	7,334,006
Veolia Environment	668,472	33,816,486
Vinci SA1	361,284	33,583,033
Vivendi Universal SA	2,405,984	75,318,496
Zodiac SA	103,684	6,647,704

		2,292,537,478
GERMANY – 6.70%
Adidas-Salomon AG	107,552	22,476,328
Allianz AG	840,420	135,372,244
Altana AG	188,692	10,533,046
BASF AG	1,170,792	92,210,990
Bayer AG	1,443,464	60,243,679
Celesio AG	117,963	11,036,832
Commerzbank AG	1,150,828	39,114,638
Continental AG	304,836	29,650,005
DaimlerChrysler AG Registered	2,058,868	118,153,942
Deutsche Bank AG	1,108,968	119,014,262
Deutsche Boerse AG	257,600	32,562,863
Deutsche Lufthansa AG	678,776	10,756,302
Deutsche Post AG	1,547,896	43,588,158
Deutsche Telekom AG	6,138,608	97,127,075
Douglas Holding AG	232,769	10,328,082
E.ON AG	1,385,888	154,707,508
Fresenius Medical Care AG1	99,176	10,565,273
Fresenius Medical Care AG New[2]	76,827	8,232,000
Hochtief AG	198,352	10,409,919
Hypo Real Estate Holding AG	329,084	21,458,880
Infineon Technologies AG2	1,170,148	11,012,058
Linde AG	214,746	17,460,896
MAN AG	351,624	20,191,744
Merck KGaA	141,360	14,729,583
Metro AG	340,215	17,268,544
Muenchener Rueckversicherungs- Gesellschaft AG	408,296	55,395,045
Puma AG	43,840	13,851,724
RWE AG	937,664	77,220,218
SAP AG	499,100	102,120,626
Schering AG	397,348	27,164,732
Siemens AG	1,826,384	166,466,424
ThyssenKrupp AG1	889,708	22,752,643
TUI AG1	512,624	10,874,714
Volkswagen AG1	519,064	30,758,611

		1,624,809,588
GREECE – 0.50%
Hellenic Telecommunications Organization SA ADR[2]	3,410,684	39,734,469
National Bank of Greece SA ADR	8,700,442	80,566,093

		120,300,562
HONG KONG – 1.64%
Bank of East Asia Ltd.	4,379,200	13,633,486
BOC Hong Kong Holdings Ltd.	8,694,000	17,427,899
Cathay Pacific Airways Ltd.	3,220,000	5,894,395
Cheung Kong (Holdings) Ltd.	3,864,000	41,468,313
CLP Holdings Ltd.	3,542,000	20,204,906
Esprit Holdings Ltd.	2,254,000	19,598,863
Hang Lung Properties Ltd.	6,440,000	12,535,967
Hang Seng Bank Ltd.	1,803,200	24,059,093
Henderson Land Development Co. Ltd.[1]	2,576,000	13,100,500
Hong Kong & China Gas Co. Ltd.	8,372,200	18,347,780
Hong Kong Exchanges & Clearing Ltd.	3,864,000	18,853,762
Hongkong Electric Holdings Ltd.	3,220,000	15,483,164
Hutchison Telecommunications International Ltd.[2]	3,016,000	5,093,281
Hutchison Whampoa Ltd.	4,508,000	46,055,149
Johnson Electric Holdings Ltd.	5,796,000	5,678,544
Li & Fung Ltd.	4,968,000	9,222,297
Link REIT (The)[2]	4,830,000	9,339,710
MTR Corp. Ltd.	3,864,000	8,119,321
New World Development Co. Ltd.	7,285,599	10,659,974
PCCW Ltd.	9,721,800	6,516,960
Sun Hung Kai Properties Ltd.	3,220,000	33,353,143
Swire Pacific Ltd. Class A	2,576,000	23,992,678
Techtronic Industries Co.	2,576,000	4,981,179
Wharf Holdings Ltd.	3,864,000	14,893,725

		398,514,089

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2006

Security	Shares	Value
IRELAND – 0.90%
Allied Irish Banks PLC	2,093,644	$47,032,770
Bank of Ireland	2,458,792	42,158,241
CRH PLC	1,302,168	40,321,176
DCC PLC	320,068	7,248,482
DEPFA Bank PLC	925,448	15,833,941
Elan Corp. PLC[2]	972,440	14,819,465
Grafton Group PLC[2]	1,108,324	12,987,335
Independent News & Media PLC	1,948,744	6,341,844
Irish Life & Permanent PLC	902,244	19,227,690
Kerry Group PLC Class A	520,352	11,341,949
Ryanair Holdings PLC[2]	88,752	833,074

		218,145,967
ITALY – 3.66%
Alleanza Assicurazioni SpA[1]	1,213,952	15,006,357
Arnoldo Mondadori Editore SpA	426,972	4,082,968
Assicurazioni Generali SpA	2,049,208	70,793,651
Autogrill SpA	657,080	9,702,370
Autostrade SpA	580,572	14,677,862
Banca Antonveneta SpA	267,260	8,574,183
Banca Intesa SpA	7,587,850	43,144,210
Banca Monte dei Paschi di Siena SpA[1]	2,387,952	11,381,284
Banca Nazionale del Lavoro SpA[2]	3,035,816	10,764,263
Banca Popolare di Milano Scrl	1,185,604	14,569,551
Banche Popolari Unite Scrl	880,348	20,631,827
Banco Popolare di Verona e Novara Scrl	994,336	22,820,280
Bulgari SpA	372,972	4,320,665
Capitalia SpA	4,251,649	27,440,162
Enel SpA	9,565,976	80,905,194
Eni SpA	6,031,060	182,209,082
Fiat SpA[1,2]	1,207,990	11,837,578
Finmeccanica SpA	798,052	17,375,507
Gruppo Editoriale L’Espresso SpA[1]	582,870	3,100,072
Italcementi SpA[1]	319,552	6,088,222
Luxottica Group SpA	314,596	8,213,299
Mediaset SpA	2,119,404	24,783,694
Mediobanca SpA	1,151,368	22,062,115
Mediolanum SpA[1]	724,812	5,593,285
Pirelli & Co. SpA	6,426,476	6,239,034
Sanpaolo IMI SpA	2,529,632	41,130,493
Snam Rete Gas SpA	1,247,746	5,405,255
Telecom Italia Media SpA[1,2]	4,309,004	2,255,174
Telecom Italia SpA	13,281,403	37,295,093
Telecom Italia SpA RNC	13,411,945	31,595,082
UniCredito Italiano SpA German	17,099,872	121,990,701

		885,988,513
JAPAN – 25.46%
Acom Co. Ltd.	173,880	9,981,409
Aderans Co. Ltd.	193,200	5,776,278
Advantest Corp.	193,200	23,765,259
AEON Co. Ltd.	1,610,000	42,496,903
AEON Credit Service Co. Ltd.	65,430	5,868,663
AIFUL Corp.	161,025	10,894,101
Aisin Seiki Co. Ltd.	515,200	19,100,226
Ajinomoto Co. Inc.	1,288,000	13,400,965
All Nippon Airways Co. Ltd.[1]	1,288,000	5,215,154
Alps Electric Co. Ltd.	644,000	9,110,016
Amada Co. Ltd.	1,288,000	11,695,588
Asahi Breweries Ltd.	1,058,900	13,314,832
Asahi Glass Co. Ltd.	2,576,000	37,320,258
Asahi Kasei Corp.	2,576,000	17,581,890
Astellas Pharma Inc.	1,159,290	48,029,355
Bank of Fukuoka Ltd.	1,932,000	16,652,185
Bank of Yokohama Ltd.	2,576,000	20,904,626
Benesse Corp.	128,800	4,643,027
Bridgestone Corp.	1,288,000	26,240,806
Canon Inc.	1,610,000	97,371,546
Casio Computer Co. Ltd.	772,800	13,599,009
Central Japan Railway Co.	2,576	26,405,843
Chiba Bank Ltd. (The)	1,932,000	17,510,375
Chubu Electric Power Co. Inc.[1]	1,288,000	31,521,975
Chugai Pharmaceutical Co. Ltd.	644,000	13,092,897
Citizen Watch Co. Ltd.	772,800	6,878,722
Coca Cola West Japan Co. Ltd.[1]	250,800	5,570,239
Credit Saison Co. Ltd.	322,000	14,468,201
CSK Corp.	128,800	5,875,300
Dai Nippon Printing Co. Ltd.	1,288,000	23,270,149
Daicel Chemical Industries Ltd.	644,000	5,231,658
Daido Steel Co. Ltd.	1,288,000	12,652,800
Daiichi Sanyko Co. Ltd.[2]	1,474,495	30,607,123

14	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2006

Security	Shares	Value
Daikin Industries Ltd.	644,000	$21,179,686
Daimaru Inc. (The)	644,000	10,034,220
Dainippon Ink & Chemical Inc.	1,932,000	8,416,862
Dainippon Screen Manufacturing Co. Ltd.	644,000	6,832,512
Daito Trust Construction Co. Ltd.	257,600	12,102,678
Daiwa House Industry Co. Ltd.	1,288,000	21,674,796
Daiwa Securities Group Inc.	3,220,000	37,875,881
Denso Corp.	1,288,000	45,440,055
DENTSU Inc.	3,864	13,136,907
Dowa Mining Co. Ltd.	644,000	7,564,174
East Japan Railway Co.	7,728	53,801,905
Ebara Corp.[1]	1,288,000	7,415,641
Eisai Co. Ltd.	579,600	24,804,989
Electric Power Development Co.	322,000	11,387,520
FamilyMart Co. Ltd.	193,200	6,485,935
Fanuc Ltd.	450,800	39,779,302
Fast Retailing Co. Ltd.	128,800	11,673,583
Fuji Electric Holdings Co. Ltd.	1,288,000	7,052,560
Fuji Photo Film Co. Ltd.	1,159,200	39,806,808
Fuji Television Network Inc.	983	2,460,334
Fujikura Ltd.	1,288,000	12,762,824
Fujitsu Ltd.	4,508,000	39,817,811
Furukawa Electric Co. Ltd.[2]	1,288,000	11,552,556
Goodwill Group Inc. (The)[1]	1,288	3,366,745
Gunma Bank Ltd.	1,288,000	9,407,082
Heavy Industries Co. Ltd.[2]	3,220,000	10,562,337
Hikari Tsushin Inc.	64,400	5,209,653
Hino Motors Ltd.[1]	644,000	4,334,959
Hirose Electric Co. Ltd.	64,400	9,797,668
Hitachi Cable Ltd.	644,000	3,273,224
Hitachi Ltd.	7,086,000	50,058,703
Honda Motor Co. Ltd.	1,674,400	95,259,078
Hoya Corp.	959,000	38,502,541
Ibiden Co. Ltd.	257,600	14,479,204
INPEX Corp.	1,288	13,202,921
Isetan Co. Ltd.	708,400	15,521,685
Ito En Ltd.[1]	64,400	4,417,477
Itochu Corp.	3,220,000	27,396,062
Itochu Techno-Science Corp.	64,400	2,767,112
JAFCO Co. Ltd.	64,400	5,270,166
Japan Airlines System Corp.[1]	1,288,000	3,597,796
Japan Tobacco Inc.	1,932	30,036,647
JFE Holdings Inc.	1,288,875	46,351,717
JGC Corp.	644,000	13,698,031
Joyo Bank Ltd.	1,932,000	12,889,352
JS Group Corp.	644,480	13,570,608
JSR Corp.	415,300	12,381,130
Kajima Corp.[1]	1,932,000	12,724,316
Kamigumi Co. Ltd.	644,000	5,693,760
Kaneka Corp.	644,000	8,493,879
Kansai Electric Power Co. Inc.	1,610,000	36,239,269
Kao Corp.	1,288,000	37,188,229
Kawasaki Heavy Industries Ltd.[1]	3,220,000	12,157,690
Kawasaki Kisen Kaisha Ltd.[1]	1,932,000	12,443,753
KDDI Corp.	5,796	30,696,792
Keihin Electric Express Railway Co. Ltd.[1]	644,000	4,973,100
Keio Corp.	1,288,000	7,877,743
Keyence Corp.	64,410	17,744,181
Kikkoman Corp.	644,000	6,474,933
Kinden Corp.	644,000	5,660,753
Kintetsu Corp.	3,864,000	15,843,506
Kirin Brewery Co. Ltd.	1,932,000	24,161,346
Kobe Steel Ltd.	7,084,000	24,326,383
Kokuhoku Financial Group Inc.	2,576,000	12,212,702
Komatsu Ltd.	1,932,000	35,730,406
Konami Co. Ltd.	193,200	4,381,719
Konica Minolta Holdings Inc.	1,288,000	14,468,201
Kubota Corp.	2,576,000	24,601,444
Kuraray Co. Ltd.	966,000	11,412,275
Kyocera Corp.	386,400	34,492,632
Kyowa Hakko Kogyo Co. Ltd.	1,288,000	10,287,276
Kyushu Electric Power Co. Inc.	901,600	20,563,550
Lawson Inc.	193,200	7,690,702
Leopalace21 Corp.	322,000	11,745,099
Mabuchi Motor Co. Ltd.[1]	64,400	3,460,266
Marubeni Corp.	3,220,000	17,218,810
Marui Co. Ltd.	708,400	13,040,636
Matsushita Electric Industrial Co. Ltd.	4,508,868	98,215,636
Meiji Dairies Corp.	1,288,000	6,557,451

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2006

Security	Shares	Value
Meiji Seika Kaisha Ltd.[1]	1,288,000	$6,722,488
Meitec Corp.[1]	128,800	4,510,998
Millea Holdings Inc.	3,220	61,888,694
Minebea Co. Ltd.	1,288,000	7,734,711
Mitsubishi Chemical Holdings Corp.[2]	2,529,500	16,205,740
Mitsubishi Corp.	2,576,000	60,293,341
Mitsubishi Electric Corp.	5,152,000	42,029,300
Mitsubishi Estate Co. Ltd.	2,576,000	59,963,269
Mitsubishi Heavy Industries Ltd.	7,084,000	32,132,610
Mitsubishi Materials Corp.[1]	2,576,000	13,356,956
Mitsubishi Rayon Co.	1,288,000	8,735,933
Mitsubishi UFJ Financial Group	16,100	232,426,430
Mitsui & Co. Ltd.	3,220,000	46,402,768
Mitsui Chemicals Inc.	1,288,000	9,759,159
Mitsui Engineering & Shipbuilding Co. Ltd.[1]	1,932,000	6,617,964
Mitsui Fudosan Co. Ltd.	1,932,000	40,764,020
Mitsui Mining & Smelting Co.	1,932,000	15,315,389
Mitsui O.S.K. Lines Ltd.	3,220,000	29,238,970
Mitsui Sumitomo Insurance Co. Ltd.	2,576,160	31,688,980
Mitsui Trust Holdings Inc.	1,288,000	19,067,219
Mitsukoshi Ltd.[1]	1,288,000	8,042,780
Mizuho Financial Group Inc.	21,896	179,559,732
Murata Manufacturing Co. Ltd.	515,200	37,408,277
Namco Bandai Holdings Inc.[2]	524,300	7,891,484
NEC Corp.	3,864,000	25,085,551
NEC Electronics Corp.[1]	128,800	4,246,940
Net One Systems Co. Ltd.[1]	1,288	3,014,667
NGK Insulators Ltd.	644,000	10,199,257
NGK Spark Plug Co. Ltd.	644,000	16,118,567
Nichirei Corp.	1,288,000	5,666,254
Nidec Corp.	245,100	22,507,368
Nikko Cordial Corp.	1,887,000	30,046,282
Nikon Corp.[1]	644,000	11,057,447
Nintendo Co. Ltd.	257,600	35,405,834
Nippon Electric Glass Co. Ltd.	644,000	16,998,761
Nippon Express Co. Ltd.	1,932,000	11,800,111
Nippon Meat Packers Inc.	644,000	6,738,991
Nippon Mining Holdings Inc.	2,254,000	18,541,853
Nippon Oil Corp.	3,220,000	25,608,166
Nippon Paper Group Inc.	1,932	7,591,680
Nippon Sheet Glass Co. Ltd.	1,288,000	5,732,268
Nippon Steel Corp.	14,168,000	52,525,623
Nippon Telegraph & Telephone Corp.	11,592	53,867,920
Nippon Yusen Kabushiki Kaisha	3,220,000	23,847,777
Nishimatsu Construction Co. Ltd.[1]	1,288,000	6,161,363
Nishi-Nippon City Bank Ltd. (The)	1,288,000	7,646,692
Nissan Motor Co. Ltd.	5,152,000	58,092,854
Nisshin Seifun Group Inc.	701,200	7,427,395
Nisshin Steel Co. Ltd.[1]	2,576,000	8,779,943
Nissin Food Products Co. Ltd.	193,200	5,545,227
Nitto Denko Corp.	386,600	32,793,218
NOK Corp.[1]	257,600	7,921,753
Nomura Holdings Inc.	3,864,000	75,586,725
NSK Ltd.	1,288,000	9,561,116
NTN Corp.	1,288,000	10,265,271
NTT Data Corp.[1]	2,576	12,828,839
NTT DoCoMo Inc.	27,692	44,944,945
Obayashi Corp.	1,932,000	15,562,944
Oji Paper Co. Ltd.	1,932,000	11,305,001
Oki Electric Industry Co. Ltd.[1]	1,288,000	4,544,006
Okumura Corp.	644,000	3,845,351
Olympus Corp.	644,000	17,053,773
Omron Corp.	544,100	12,851,292
Oracle Corp. Japan	64,400	3,240,217
Oriental Land Co. Ltd.	128,800	7,591,680
ORIX Corp.	193,200	50,088,583
Osaka Gas Co. Ltd.	4,508,000	16,250,596
Pioneer Corp.	450,800	6,365,458
Promise Co. Ltd.	225,400	13,092,897
Rakuten Inc.	9,660	8,251,826
Resona Holdings Inc.[2]	10,304	40,576,978
Ricoh Corp. Ltd.	1,288,000	22,169,906
Rohm Co. Ltd.	128,800	13,951,087
Sanden Corp.[1]	1,288,000	5,842,293
Sankyo Co. Ltd. Gunma	128,800	8,394,858
Sanyo Electric Co. Ltd.	1,932,000	4,885,081
Sapporo Breweries Ltd.[1]	1,288,000	7,173,587
SBI Holdings Inc.[1]	14,812	9,363,072

16	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2006

Security	Shares	Value
Secom Co. Ltd.	644,000	$33,392,389
Sega Sammy Holdings Inc.	367,838	13,228,531
Seiko Epson Corp.	322,000	7,963,012
Seino Holdings Co. Ltd.	644,000	6,540,947
Sekisui Chemical Co. Ltd.[1]	1,288,000	10,023,218
Sekisui House Ltd.	1,288,000	20,112,450
Seven & I Holdings Co. Ltd.[2]	1,860,480	78,827,837
77 Bank Ltd. (The)	1,288,000	9,726,152
Sharp Corp.	1,932,000	35,400,333
Shimano Inc.	193,200	5,545,227
Shimizu Corp.	1,288,000	10,188,254
Shin-Etsu Chemical Co. Ltd.	772,800	44,031,743
Shinsei Bank Ltd.	2,576,000	17,207,808
Shionogi & Co. Ltd.	644,000	9,742,656
Shiseido Co. Ltd.	644,000	12,377,739
Shizuoka Bank Ltd.	1,288,000	13,180,917
Showa Denko K.K.	2,576,000	11,332,507
Showa Shell Sekiyu K.K.	901,600	10,574,440
Skylark Co.	322,000	5,135,386
SMC Corp.	128,800	19,771,375
Softbank Corp.[1]	1,674,400	56,497,501
Sojitz Corp.[1,2]	644,000	3,889,361
Sompo Japan Insurance Inc.	1,932,000	27,528,091
Sony Corp.	2,254,000	109,749,284
Stanley Electric Co. Ltd.	415,300	8,691,624
Sumitomo Chemical Co. Ltd.	3,864,000	29,838,602
Sumitomo Corp.	1,932,000	26,488,361
Sumitomo Electric Industries Ltd.	1,934,000	32,132,832
Sumitomo Heavy Industries Ltd.	1,288,000	11,508,547
Sumitomo Metal Industries Ltd.	9,660,000	39,278,691
Sumitomo Metal Mining Co. Ltd.	1,288,000	17,339,837
Sumitomo Mitsui Financial Group Inc.	12,880	150,733,353
Sumitomo Osaka Cement Co. Ltd.	1,932,000	6,106,351
Sumitomo Realty & Development Co. Ltd.	644,000	14,633,238
Sumitomo Trust & Banking Co. Ltd. (The)	3,220,000	35,510,358
Suruga Bank Ltd. (The)	644,000	8,295,835
Suzuken Co. Ltd.	139,240	4,674,439
T&D Holdings Inc.	483,000	34,533,892
Taiheiyo Cement Corp.	1,932,000	7,839,234
Taisei Corp.	2,576,000	13,158,912
Taisho Pharmaceutical Co. Ltd.	644,000	12,460,257
Taiyo Nippon Sanso Corp.	644,000	4,896,083
Takara Holdings Inc.[1]	644,000	3,889,361
Takashimaya Co. Ltd.	644,000	10,100,235
Takeda Pharmaceutical Co. Ltd.	1,867,600	105,931,440
Takefuji Corp.	264,040	15,923,824
TDK Corp.	257,600	18,682,134
Teijin Ltd.	1,932,000	13,202,921
Teikoku Oil Co. Ltd.[1]	1,288,000	18,748,148
Terumo Corp.	386,400	11,057,447
THK Co. Ltd.	257,600	8,163,806
Tobu Railway Co. Ltd.	1,932,000	9,786,666
Toda Corp.	1,288,000	7,261,607
Toho Co. Ltd.	515,200	10,672,362
Tohoku Electric Power Co. Inc.	1,030,400	22,224,918
Tokyo Broadcasting System	146,500	3,917,012
Tokyo Electric Power Co. Inc. (The)	2,576,000	64,914,364
Tokyo Electron Ltd.	386,400	29,673,566
Tokyo Gas Co. Ltd.	5,796,000	26,983,471
Tokyo Steel Manufacturing Co. Ltd.	386,400	6,367,109
Tokyo Tatemono Co. Ltd.	1,288,000	12,333,729
Tokyu Corp.	2,576,000	18,043,992
Tokyu Land Corp.	1,288,000	12,531,773
TonenGeneral Sekiyu K.K.[1]	1,288,000	13,191,919
Toppan Printing Co. Ltd.	1,288,000	17,449,861
Toray Industries Inc.	2,576,000	21,564,771
Toshiba Corp.	6,440,000	41,314,142
Tosoh Corp.	1,288,000	6,568,453
TOTO Ltd.[1]	1,288,000	11,552,556
Toyo Seikan Kaisha Ltd.	515,200	9,198,035
Toyobo Co. Ltd.	1,288,000	4,257,942
Toyoda Gosei Co. Ltd.	193,200	3,828,847
Toyota Industries Corp.	644,000	23,380,173
Toyota Motor Corp.	6,311,200	327,784,530
Trend Micro Inc.[1]	322,000	10,754,880
Ube Industries Ltd.	1,932,000	5,314,176
Uni-Charm Corp.	128,800	6,095,349
Uny Co. Ltd.	646,000	10,137,120
USS Co. Ltd.	77,280	4,931,291

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2006

Security	Shares	Value
West Japan Railway Co.	4,508	$18,599,615
Yahoo! Japan Corp.	16,744	22,742,033
Yamada Denki Co. Ltd.	193,200	24,953,522
Yamaha Corp.	415,100	7,286,811
Yamaha Motor Co. Ltd.	579,600	14,902,798
Yamato Holdings Co. Ltd.	1,288,000	22,279,930
Yokogawa Electric Corp.[1]	644,000	12,240,208

		6,168,378,060
NETHERLANDS – 3.34%
ABN AMRO Holding NV	3,819,338	105,974,236
Aegon NV	3,128,552	50,526,709
Akzo Nobel NV	601,653	29,106,596
ASML Holding NV2	1,144,514	25,780,481
Euronext NV1	251,160	15,447,419
Getronics NV1	354,919	4,594,227
Hagemeyer NV1,2	1,342,740	4,777,333
Heineken NV	567,503	19,949,992
ING Groep NV	4,157,664	148,278,891
Koninklijke Ahold NV2	3,443,855	26,554,894
Koninklijke DSM NV	332,712	14,875,729
Koninklijke KPN NV	4,777,192	46,117,507
Koninklijke Philips Electronics NV	2,963,044	99,953,116
QIAGEN NV2	438,564	5,112,463
Reed Elsevier NV	1,523,704	21,407,205
Royal Numico NV2	330,759	15,021,360
SBM Offshore NV	115,276	11,681,301
TNT Post Group NV	861,028	28,250,661
Unilever NV CVA[1]	1,227,664	86,090,951
Vedior NV	388,976	6,272,590
VNU NV	535,808	17,937,915
Wereldhave NV	108,192	11,160,522
Wolters Kluwer NV CVA	650,973	14,402,482

		809,274,580
NORWAY – 0.43%
DNB NOR ASA	1,154,692	12,921,353
Frontline Ltd.	110,124	4,375,153
Norsk Hydro ASA	53,452	6,555,498
Orkla ASA	242,788	9,664,039
Petroleum Geo-Services ASA[2]	115,276	4,138,304
Schibsted ASA	244,720	7,167,862
Statoil ASA	764,428	21,012,283
Storebrand ASA	402,500	4,096,008
Tandberg ASA	513,912	3,172,606
Tandberg Television ASA[2]	370,300	5,325,717
Telenor ASA	1,731,072	17,356,093
Tomra Systems ASA	441,140	3,495,300
Yara International ASA	343,252	5,078,493

		104,358,709
PORTUGAL – 0.37%
Banco Comercial Portugues SA Class R	5,644,660	16,518,889
Banco Espirito Santo e Comercial de Lisboa SA1	783,748	12,771,884
Brisa-Auto Estradas de Portugal SA1	1,740,732	15,198,013
Energias de Portugal SA	5,461,764	17,973,316
Portugal Telecom SGPS SA	1,752,324	17,576,017
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	280,962	3,305,958
Sonae Industria SGPS SA2	239,872	1,893,298
Sonae SGPS SA	3,538,136	5,069,703

		90,307,078
SINGAPORE – 0.84%
Chartered Semiconductor Manufacturing Ltd.[2]	3,220,000	2,777,915
City Developments Ltd.	1,932,000	10,179,073
ComfortDelGro Corp. Ltd.	7,084,000	7,421,001
Creative Technology Ltd.[1]	322,000	2,658,861
DBS Group Holdings Ltd.	2,576,000	26,033,029
Fraser & Neave Ltd.	1,288,030	14,921,718
Haw Par Corp. Ltd.	1,956,775	6,511,329
Keppel Corp. Ltd.	1,288,000	10,397,338
Oversea-Chinese Banking Corp.	6,441,200	26,990,486
Singapore Airlines Ltd.	1,288,000	11,270,397
Singapore Press Holdings Ltd.	5,152,750	13,653,454
Singapore Technologies Engineering Ltd.	5,152,000	9,492,531
Singapore Telecommunications Ltd.	12,880,720	20,160,851
STATS ChipPAC Ltd.[2]	5,796,000	4,071,629
United Overseas Bank Ltd.	3,220,000	28,771,260
United Overseas Land Ltd.	1,814,000	3,107,542

18	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2006

Security	Shares	Value
Venture Corp. Ltd.	644,000	$5,317,723

		203,736,137
SPAIN – 3.69%
Abertis Infraestructuras SA1	768,292	20,421,990
Acciona SA1	92,736	11,576,239
Acerinox SA1	610,512	9,800,577
Actividades de Construcciones y Servicios SA1	639,492	22,247,732
Altadis SA	669,760	27,822,636
Antena 3 de Television SA1	296,240	8,018,253
Banco Bilbao Vizcaya Argentaria SA	7,420,812	149,764,349
Banco Popular Espanol SA	2,099,440	26,258,305
Banco Santander Central Hispano SA	13,269,620	190,781,467
Cintra Concesiones de Infraestructuras de Transporte SA2	450,800	5,873,671
Endesa SA	2,208,920	63,570,310
Gas Natural SDG SA	378,672	10,934,553
Grupo Ferrovial SA	176,456	13,777,594
Iberdrola SA	1,776,796	50,551,710
Iberia Lineas Aereas de Espana SA	3,015,852	8,093,349
Industria de Diseno Textil SA	505,540	17,354,309
Metrovacesa SA	182,252	12,503,936
Repsol YPF SA	2,296,504	62,214,666
Sogecable SA1,2	110,435	4,525,916
Telefonica SA	9,980,712	152,221,907
Union Fenosa SA	550,620	20,727,154
Zeltia SA1	564,788	4,114,932

		893,155,555
SWEDEN – 2.41%
ASSA Abloy AB Class B	774,896	12,465,333
Atlas Copco AB Class A	829,281	19,438,570
Atlas Copco AB Class B	579,600	12,254,022
Electrolux AB Class B	690,015	18,394,118
Eniro AB	465,127	6,046,877
Hennes & Mauritz AB Class B	1,095,444	40,206,511
Hoganas AB Class B1	171,948	3,962,768
Holmen AB Class B	110,768	4,101,926
Lundin Petroleum AB2	627,256	8,134,040
Modern Times Group AB Class B2	128,800	6,258,092
Nordea AB	5,176,472	55,570,720
Oriflame Cosmetics SA	167,440	4,760,379
Sandvik AB	568,008	27,896,547
Scania AB Class B	276,545	10,894,604
Securitas AB Class B	701,316	12,755,219
Skandia Forsakrings AB	2,464,588	16,991,355
Skandinaviska Enskilda Banken AB Class A	1,288,000	28,668,829
Skanska AB Class B1	956,984	14,828,973
SKF AB	890,008	12,447,092
SSAB Svenskt Stal AB Series A	196,420	8,498,955
Svenska Cellulosa AB Class B	296,240	12,312,374
Svenska Handelsbanken AB Class A	1,306,032	32,071,540
Swedish Match AB	1,120,560	14,089,588
Tele2 AB Class B	848,148	9,105,081
Telefonaktiebolaget LM Ericsson Class B	33,125,428	119,189,075
TeliaSonera AB	4,200,168	23,827,298
Trelleborg AB Class B1	468,832	9,327,264
Volvo AB Class A	246,008	11,629,904
Volvo AB Class B	555,772	27,149,635

		583,276,689
SWITZERLAND – 7.02%
ABB Ltd.[2]	4,517,660	49,016,840
Adecco SA	304,088	16,947,844
Ciba Specialty Chemicals AG1	274,988	17,429,573
Clariant AG Registered[2]	597,009	8,994,047
Compagnie Financiere Richemont AG	1,131,508	51,359,917
Credit Suisse Group	2,753,100	160,423,788
Geberit AG Registered	14,168	12,861,903
Givaudan SA Registered	27,692	19,659,569
Holcim Ltd.	450,800	34,044,883
Kudelski SA Bearer[1,2]	100,336	3,175,884
Kuoni Reisen Holding AG2	12,880	6,012,208
Logitech International SA2	239,938	10,179,245
Lonza Group AG Registered[1]	137,986	8,670,575
Micronas Semiconductor Holdings AG2	99,633	3,383,058

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2006

Security	Shares	Value
Nestle SA	873,264	$255,619,389
Nobel Biocare Holding AG	59,248	13,411,849
Novartis AG	5,162,304	282,877,012
Roche Holding AG Genusschein	1,534,008	241,877,774
Serono SA	15,456	11,672,532
Societe Generale de Surveillance Holding SA	10,304	9,643,662
Sulzer AG Registered	11,592	6,931,131
Swatch Group AG (The) Class B	90,955	14,710,699
Swatch Group AG (The) Registered	254,417	8,311,101
Swiss Re	745,752	55,330,363
Swisscom AG	55,384	16,979,210
Syngenta AG2	260,820	33,083,483
Synthes Inc.	134,596	16,085,120
UBS AG Registered	2,339,008	253,783,555
Unaxis Holding AG Class R2	30,268	5,719,993
Valora Holding AG2	11,592	2,225,925
Zurich Financial Services AG2	324,576	70,940,036

		1,701,362,168
UNITED KINGDOM – 24.00%
Aegis Group PLC	2,948,923	6,656,411
Aggreko PLC	877,772	4,298,098
AMEC PLC	842,352	5,644,272
AMVESCAP PLC	1,894,004	17,285,992
Anglo American PLC	3,174,920	121,887,592
ARM Holdings PLC	3,745,504	8,820,620
Associated British Ports Holdings PLC	734,804	7,685,833
AstraZeneca PLC	3,606,400	174,475,710
Aviva PLC	5,292,392	67,773,349
BAA PLC	2,357,684	26,190,185
BAE Systems PLC	7,319,060	54,245,575
Balfour Beatty PLC	1,186,248	7,706,121
Barclays PLC[3]	14,342,524	153,205,027
Barratt Developments PLC	597,632	10,595,457
BBA Group PLC	1,207,500	6,792,565
Berkeley Group Holdings PLC[2]	371,588	7,317,697
BG Group PLC	7,970,144	89,952,420
BHP Billiton PLC	5,464,340	100,859,584
BOC Group PLC	1,066,740	28,098,280
Boots Group PLC	1,721,013	19,454,238
BP PLC	46,919,908	563,737,346
Brambles Industries PLC	1,792,896	12,961,511
British Airways PLC[2]	1,447,712	8,381,844
British American Tobacco PLC	3,460,212	77,920,599
British Land Co. PLC	1,371,226	28,002,837
British Sky Broadcasting Group PLC	2,794,316	24,137,081
BT Group PLC	18,898,824	69,027,090
Bunzl PLC	885,957	9,943,950
Burberry Group PLC	685,203	5,248,914
Cable & Wireless PLC	5,589,920	10,158,787
Cadbury Schweppes PLC	4,602,024	45,150,329
Capita Group PLC	1,513,400	11,492,348
Carnival PLC	397,992	22,069,978
Cattles PLC	693,588	3,932,468
Centrica PLC	8,385,524	39,756,450
Close Brothers Group PLC	486,864	8,423,966
Cobham PLC	3,590,944	11,791,418
Compass Group PLC	5,147,492	20,287,674
Cookson Group PLC[2]	638,848	5,313,936
Corus Group PLC	10,200,960	12,646,147
Daily Mail and General Trust PLC Class A	821,100	11,251,836
De La Rue PLC	447,374	3,697,402
Diageo PLC	6,651,232	98,887,410
DSG International PLC	4,464,852	13,926,986
Electrocomponents PLC	966,644	5,154,194
EMAP PLC	609,224	9,165,938
EMI Group PLC	1,819,300	8,229,341
Enterprise Inns PLC	941,528	15,462,445
First Choice Holidays PLC	1,719,480	7,510,409
FKI PLC	2,155,468	4,903,707
Friends Provident PLC	4,649,036	16,608,558
Gallaher Group PLC	1,594,544	24,486,302
George Wimpey PLC	1,118,628	10,224,285
GKN PLC	2,012,500	10,623,443
GlaxoSmithKline PLC	12,938,604	330,688,632
Great Portland Estates PLC	1,098,664	8,191,620
GUS PLC	1,947,293	35,752,349
Hammerson PLC	862,960	16,012,683
Hanson PLC	1,818,656	20,978,200

20	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2006

Security	Shares	Value
Hays PLC	3,943,488	$9,199,258
HBOS PLC	8,708,812	153,006,030
Hilton Group PLC	4,366,320	28,267,544
HSBC Holdings PLC	24,767,596	411,153,214
IMI PLC	1,051,652	9,635,487
Imperial Chemical Industries PLC	2,745,372	17,797,929
Imperial Tobacco Group PLC	1,640,268	48,744,323
Inchcape PLC	264,684	11,163,449
Intercontinental Hotels Group PLC	1,213,042	18,670,962
International Power PLC[2]	3,388,084	16,334,163
ITV PLC	9,347,016	17,983,485
J Sainsbury PLC	3,342,515	17,881,865
Johnson Matthey PLC	547,400	14,175,465
Kesa Electricals PLC	1,329,881	5,885,523
Kingfisher PLC	1,746,528	7,372,455
Land Securities Group PLC	1,141,168	34,176,096
Legal & General Group PLC	14,752,752	32,841,557
Lloyds TSB Group PLC	12,585,048	113,965,139
LogicaCMG PLC	2,859,744	9,225,220
London Stock Exchange PLC	884,856	11,441,384
Man Group PLC	718,704	26,109,822
Marks & Spencer Group PLC	3,880,744	33,521,560
Meggitt PLC	1,322,776	8,522,505
Misys PLC	1,226,176	5,312,151
Mitchells & Butlers PLC	2,064,664	14,935,397
National Express Group PLC	394,772	6,132,404
National Grid PLC	5,974,067	61,106,636
Next PLC	612,444	18,864,179
Pearson PLC	1,830,248	23,681,776
Peninsular & Oriental Steam Navigation Co. PLC	1,998,976	19,380,960
Persimmon PLC	666,540	14,891,363
Provident Financial PLC	737,380	7,011,616
Prudential Corp. PLC	5,199,457	52,675,153
Punch Taverns PLC	701,316	10,794,551
Rank Group PLC	2,556,680	12,235,030
Reckitt Benckiser PLC	1,313,116	43,083,180
Reed International PLC	2,932,192	27,621,117
Rentokil Initial PLC	3,859,879	11,096,626
Reuters Group PLC	3,195,528	24,890,723
Rexam PLC	1,218,448	11,044,603
Rio Tinto PLC	2,325,484	118,498,815
Rolls-Royce Group PLC[2]	3,677,240	28,365,122
Royal & Sun Alliance Insurance Group PLC	7,151,620	15,952,220
Royal Bank of Scotland Group PLC	7,120,708	220,214,232
Royal Dutch Shell PLC Class A	9,123,548	310,207,069
Royal Dutch Shell PLC Class B	6,223,616	223,000,725
SABMiller PLC	1,931,356	39,270,038
Sage Group PLC	2,870,308	13,582,855
Scottish & Newcastle PLC	2,054,360	18,256,584
Scottish & Southern Energy PLC	1,870,176	35,533,104
Scottish Power PLC	4,030,796	41,050,495
Serco Group PLC	1,177,232	6,580,451
Severn Trent PLC	796,880	16,231,195
Signet Group PLC	4,701,844	8,503,067
Slough Estates PLC	1,462,524	15,375,552
Smith & Nephew PLC	2,145,164	21,274,906
Smiths Group PLC	1,298,948	22,902,157
Stagecoach Group PLC	2,391,172	4,759,944
Stolt Offshore SA2	343,252	4,330,898
Tate & Lyle PLC	1,143,744	11,709,120
Taylor Woodrow PLC	1,561,700	10,825,181
Telent PLC[2]	538,384	3,760,604
Tesco PLC	17,476,306	98,775,610
3i Group PLC	1,346,889	21,952,000
Tomkins PLC	1,957,760	10,673,749
Trinity Mirror PLC	792,764	8,623,197
Unilever PLC	6,220,396	65,339,901
United Business Media PLC	739,744	8,565,818
United Utilities PLC	1,960,980	23,595,805
Vodafone Group PLC	140,502,768	294,672,662
Whitbread PLC	827,540	15,627,550
William Hill PLC	1,478,624	15,006,065
Wolseley PLC	1,424,768	34,287,496
WPP Group PLC	2,572,780	28,533,839
Yell Group PLC	1,669,892	15,811,927

		5,814,567,292

TOTAL COMMON STOCKS (Cost: $18,917,807,949)		24,109,204,148

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2006

Security	Shares or Principal	Value
PREFERRED STOCKS – 0.24%
GERMANY – 0.19%
Henkel KGaA	168,728	$18,882,331
Porsche AG [1]	19,964	15,430,215
Volkswagen AG	269,192	11,591,159

		45,903,705
ITALY – 0.05%
Banca Intesa SpA	2,286,684	11,960,723

		11,960,723

TOTAL PREFERRED STOCKS (Cost: $44,328,152)		57,864,428

SHORT-TERM INVESTMENTS – 1.80%
CERTIFICATES OF DEPOSIT[4] – 0.01%
Toronto-Dominion Bank
3.94%, 07/10/06	$1,464,722	1,464,722
Wells Fargo Bank N.A.
4.78%, 12/05/06	2,343,555	2,343,555

		3,808,277
COMMERCIAL PAPER[4] – 0.11%
Amstel Funding Corp.
3.91% - 4.40%, 02/15/06 - 05/08/06	2,929,444	2,910,031
Bryant Park Funding LLC
3.92% - 4.50%, 02/03/06 - 02/22/06	1,626,691	1,624,762
CAFCO LLC
4.19%, 02/06/06	3,368,861	3,366,901
CC USA Inc.
4.23%, 04/21/06	878,833	870,676
CRC Funding LLC
4.19%, 02/03/06 - 02/06/06	4,540,639	4,539,229
Edison Asset Securitization LLC
4.37%, 05/08/06	1,464,722	1,447,653
Galaxy Funding Inc.
4.23%, 04/18/06	840,751	833,243
Grampian Funding LLC
4.41%, 05/15/06	1,464,722	1,446,241
HSBC PLC
3.88%, 02/03/06	878,833	878,644
Nordea North America Inc.
4.16%, 04/04/06	3,075,917	3,053,879
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	2,929,444	2,924,354
Sedna Finance Inc.
3.92%, 02/21/06	732,361	730,766
Sigma Finance Inc.
4.16%, 04/06/06	1,757,667	1,744,668

		26,371,047
LOAN PARTICIPATIONS[4] – 0.01%
Army & Air Force Exchange Service
4.24%, 02/01/06	1,464,722	1,464,722

		1,464,722
MEDIUM-TERM NOTES[4] – 0.04%
Dorada Finance Inc.
3.93%, 07/07/06	908,128	908,089
K2 USA LLC
3.94%, 07/07/06	1,757,667	1,757,629
Marshall & Ilsley Bank
5.18%, 12/15/06	2,929,444	2,938,200
Toronto-Dominion Bank
3.81%, 06/20/06	3,661,805	3,661,942
US Bank N.A.
2.85%, 11/15/06	585,889	577,411

		9,843,271
MONEY MARKET FUNDS – 0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.41%[3,5]	5,388,994	5,388,994

		5,388,994
REPURCHASE AGREEMENTS[4] – 0.49%
Bank of America N.A. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $43,947,109 (collateralized by U.S. Government obligations, value $44,921,027, 5.00%, 7/1/35).	$43,941,665	43,941,665

22	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2006

Security	Principal	Value
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.56%, due 2/1/06, maturity value $4,394,724 (collateralized by non-U.S. Government debt securities, value $4,844,493, 0.00% to 7.53%, 11/25/30 to 3/25/46).[6]	$4,394,167	$4,394,167
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $14,649,037 (collateralized by U.S. Government obligations, value $14,973,676, 3.50% to 8.00%, 8/1/08 to 2/1/36).	14,647,222	14,647,222
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.55%, due 2/1/06, maturity value $7,324,537 (collateralized by non-U.S. Government debt securities, value $7,560,238, 3.21% to 5.96%, 8/3/14 to 8/19/45).[6]	7,323,611	7,323,611
Goldman Sachs Group Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $14,649,037 (collateralized by U.S. Government obligations, value $14,973,676, 4.00% to 5.50%, 9/1/20 to 1/1/36).	14,647,222	14,647,222
Goldman Sachs Group Inc. Repurchase Agreement, 4.65%, due 2/1/06, maturity value $8,789,468 (collateralized by non-U.S. Government debt securities, value $9,248,447, 0.00% to 10.00%, 7/30/08 to 12/1/10).[6]	8,788,333	8,788,333
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.60%, due 2/1/06, maturity value $4,394,728 (collateralized by non-U.S. Government debt securities, value $4,536,208, 4.60% to 9.25%, 5/15/06 to 2/1/24).[6]	4,394,167	4,394,167
Merrill Lynch Government Securities Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $6,592,067 (collateralized by U.S. Government obligations, value $6,804,251, 3.50% to 6.00%, 10/25/11 to 5/25/34).	6,591,250	6,591,250
Morgan Stanley Repurchase Agreement, 4.55%, due 2/1/06, maturity value $14,649,073 (collateralized by non-U.S. Government debt securities, value $15,256,344, 0.00% to 8.85%, 2/3/06 to 3/15/42).[6]	14,647,222	14,647,222

		119,374,859
TIME DEPOSITS[4] – 0.18%
Abbey National Treasury Services PLC
4.49%, 02/01/06	10,253,055	10,253,055
Deutsche Bank AG
4.47% - 4.48%, 02/01/06	12,651,391	12,651,391
Societe Generale
4.48%, 02/01/06	14,647,222	14,647,222
UBS AG
4.48%, 02/01/06	5,858,889	5,858,889

		43,410,557
VARIABLE & FLOATING RATE NOTES[4] – 0.94%
Allstate Life Global Funding II
4.44% - 4.53%, 11/09/06 - 02/27/07[7]	10,296,997	10,299,332

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2006

Security	Principal	Value
American Express Bank
4.44% - 4.52%, 06/29/06 - 10/25/06	$6,884,194	$6,884,146
American Express Centurion Bank
4.52%, 06/29/06	1,171,778	1,171,778
American Express Credit Corp.
4.49%, 02/05/07	878,833	879,598
ASIF Global Financing
4.34% - 4.55%, 05/30/06 - 08/11/06[7]	9,520,694	9,523,905
Australia & New Zealand Banking Group Ltd.
4.49%, 02/23/07[7]	1,904,139	1,904,139
Bank of Ireland
4.46%, 12/20/06[7]	2,929,444	2,929,444
Beta Finance Inc.
4.37% - 4.49%, 04/25/06 - 06/09/06[7]	7,294,316	7,294,088
BMW US Capital LLC
4.44%, 02/15/07[7]	2,929,444	2,929,444
CC USA Inc.
4.42% - 4.48%, 03/23/06 - 07/14/06[7]	7,880,205	7,880,066
Commodore CDO Ltd.
4.56%, 12/12/06[7]	732,361	732,361
Credit Suisse First Boston NY
4.39%, 05/09/06	2,929,444	2,929,444
DEPFA Bank PLC
4.50%, 12/15/06	2,929,444	2,929,444
Descartes Funding Trust
4.47%, 11/15/06[7]	1,318,250	1,318,250
Dorada Finance Inc.
4.47%, 06/26/06[7]	732,361	732,332
Eli Lilly Services Inc.
4.36%, 09/01/06[7]	2,929,444	2,929,444
Fifth Third Bancorp.
4.49%, 01/23/07[7]	5,858,889	5,858,889
Five Finance Inc.
4.49% - 4.52%, 02/27/06 - 06/26/06[7]	2,050,611	2,050,601
General Electric Capital Corp.
4.52%, 01/09/07	1,318,250	1,319,234
Greenwich Capital Holdings Inc.
4.35% - 4.38%, 02/10/06 - 03/02/06	2,197,083	2,197,083
Hartford Life Global Funding Trusts
4.46%, 02/15/07	2,929,444	2,929,444
HBOS Treasury Services PLC
4.57%, 01/24/07	2,929,444	2,929,444
Holmes Financing PLC
4.44%, 12/15/06[7]	8,055,972	8,055,972
HSBC Bank USA N.A.
4.27% - 4.64%, 05/04/06 - 08/03/06	2,490,028	2,490,496
K2 USA LLC
4.34% - 4.46%, 02/15/06 - 09/11/06[7]	8,495,389	8,495,063
Leafs LLC
4.49%, 02/21/06 - 01/22/07[7]	3,067,906	3,067,905
Links Finance LLC
4.46% - 4.65%, 02/06/06 - 03/15/06[7]	7,030,666	7,030,745
Marshall & Ilsley Bank
4.45% - 4.59%, 02/20/06 - 12/15/06	4,540,639	4,540,824
Metropolitan Life Global Funding I
4.39% - 4.55%, 08/28/06 - 02/06/07[7]	8,759,039	8,763,196
Mound Financing PLC
4.38%, 11/08/06[7]	5,858,889	5,858,889
Natexis Banques Populaires
4.45%, 01/12/07[7]	2,197,083	2,197,083
Nationwide Building Society
4.45% - 4.58%, 01/05/07 - 01/26/07[7]	7,909,500	7,909,797
Nordea Bank AB
4.42%, 01/11/07[7]	5,126,528	5,126,528
Northern Rock PLC
4.40%, 02/02/07[7]	3,515,333	3,515,453
Permanent Financing PLC
4.38%, 03/10/06 - 06/12/06[7]	7,968,089	7,968,090

24	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2006

Security	Principal	Value
Pfizer Investment Capital PLC
4.43%, 12/15/06[7]	$7,323,611	$7,323,611
Principal Life Income
Funding Trusts
4.29%, 05/10/06	2,197,083	2,197,106
Royal Bank of Scotland
4.50%, 08/30/06	2,929,444	2,929,107
Sedna Finance Inc.
4.46%, 09/20/06[7]	878,833	878,833
Sigma Finance Inc.
4.43% - 4.45%, 03/20/06 - 08/15/06[7]	3,251,683	3,251,623
Skandinaviska Enskilda Bank NY
4.47%, 11/16/06[7]	2,929,444	2,929,444
Societe Generale
4.36%, 02/02/07[7]	2,050,611	2,050,611
Strips III LLC
4.57%, 07/24/06[7,8]	772,800	772,800
SunTrust Bank
4.62%, 04/28/06	4,394,167	4,394,167
Tango Finance Corp.
4.47% - 4.49%, 05/25/06 - 09/27/06[7]	6,532,661	6,532,281
Toyota Motor Credit Corp.
4.53%, 04/10/06	1,318,250	1,318,246
UniCredito Italiano SpA
4.43%, 06/14/06	3,808,278	3,807,786
Union Hamilton Special
Funding LLC
4.52%, 03/28/06[7]	2,929,444	2,929,444
US Bank N.A.
4.49%, 09/29/06	1,318,250	1,318,023
Variable Funding Capital Corp.
4.37% - 4.42%, 02/16/06 - 03/13/06	9,520,694	9,520,694
Wachovia Asset Securitization Inc.
4.52%, 02/26/06[7]	5,814,464	5,814,464
Wells Fargo & Co.
4.46%, 09/15/06[7]	1,464,722	1,464,810
WhistleJacket Capital Ltd.
4.47% - 4.52%, 06/22/06 - 07/28/06[7]	2,197,083	2,196,902
White Pine Finance LLC
4.45% - 4.49%, 03/27/06 - 06/20/06[7]	3,075,917	3,075,901
Winston Funding Ltd.
4.68%, 04/23/06[7]	2,091,623	2,091,623
World Savings Bank
4.37%, 03/09/06	4,394,167	4,394,143

		226,763,570

TOTAL SHORT-TERM INVESTMENTS (Cost: $436,425,297)		436,425,297

TOTAL INVESTMENTS IN SECURITIES – 101.54% (Cost: $19,398,561,398)		24,603,493,873
Other Assets, Less Liabilities – (1.54)%		(372,848,406)

NET ASSETS – 100.00%		$24,230,645,467

ADR - American Depositary Receipts

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
[7]

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[8]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.69%
AUSTRALIA – 5.42%
Alumina Ltd.	27,510	$156,283
AMP Ltd.	20,580	127,967
Aristocrat Leisure Ltd.	7,255	63,387
Australian Gas & Light Co. Ltd.	12,780	174,014
Australian Stock Exchange Ltd.	2,585	68,303
AXA Asia Pacific Holdings Ltd.	16,075	66,272
Babcock & Brown Ltd.	3,785	51,966
BHP Billiton Ltd.	79,655	1,554,580
Billabong International Ltd.	3,415	38,155
Brambles Industries Ltd.[1]	22,555	169,252
Caltex Australia Ltd.	3,510	51,377
Challenger Financial Services Group Ltd.	12,570	38,320
Coca-Cola Amatil Ltd.	12,605	73,229
Cochlear Ltd.	1,365	47,652
Coles Myer Ltd.	24,835	196,318
Computershare Ltd.	9,635	50,217
CSL Ltd.	3,720	122,409
CSR Ltd.	31,680	101,609
DCA Group Ltd.	12,080	32,896
Foster’s Group Ltd.	47,045	187,544
Harvey Normand Holdings Ltd.	17,460	43,189
James Hardie Industries NV	11,070	73,774
Lend Lease Corp. Ltd.	9,620	105,736
Macquarie Bank Ltd.	4,890	252,940
Macquarie Communications Infrastructure Group	7,470	32,548
Newcrest Mining Ltd.	7,675	152,111
Orica Ltd.	7,580	125,630
Origin Energy Ltd.	19,510	107,736
Patrick Corp. Ltd.	17,245	88,706
Perpetual Ltd.	1,050	57,624
Publishing & Broadcasting Ltd.	3,090	38,755
QBE Insurance Group Ltd.	16,790	245,760
Rinker Group Ltd.	19,720	250,311
Rio Tinto Ltd.[1]	6,350	364,198
Sonic Healthcare Ltd.	5,950	67,468
TABCORP Holdings Ltd.	13,000	149,376
Toll Holdings Ltd.	6,195	53,095
UNiTAB Ltd.	3,475	33,069
Wesfarmers Ltd.	8,530	245,518
Woodside Petroleum Ltd.	9,445	323,082
Woolworths Ltd.	22,890	298,686

		6,481,062
AUSTRIA – 0.44%
Erste Bank der Oesterreichischen Sparkassen AG	3,200	178,356
Immofinanz Immobillien Anlagen AG2	5,905	60,805
Oesterreichische Elektrizitaetswirtschafts AG Class A	210	93,841
Telekom Austria AG	8,045	194,599

		527,601
BELGIUM – 1.01%
AGFA Gevaert NV	2,505	43,194
Colruyt NV	415	58,910
Delhaize-Le Lion SA	1,600	109,773
InBev NV	4,170	196,317
KBC Groupe SA	4,105	411,986
Mobistar SA	685	51,530
Solvay SA	1,430	161,403
UCB SA	2,090	103,140
Umicore Mines SA	590	77,590

		1,213,843
DENMARK – 0.82%
AP Moller - Maersk A/S	15	149,344
Bang & Olufsen A/S Class B	485	53,732
Coloplast A/S Class B	685	44,910
De Sammensluttede Vognmaend A/S	545	75,718
GN Store Nord A/S	5,475	78,158
Lundbeck (H.) A/S	1,495	33,320
Novo Nordisk A/S Class B	5,510	308,357
Novozymes A/S Class B	1,930	107,224
Vestas Wind Systems A/S2	4,170	82,085
William Demant Holding A/S2	770	43,906

		976,754
FINLAND – 1.38%
Amer Group Ltd.	3,635	70,006
Elisa OYJ Class A	3,755	74,004
Kone OYJ[2]	2,300	92,696
Nokia OYJ	61,140	1,117,347

26	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2006

Security	Shares	Value
Nokian Renkaat OYJ	2,635	$40,700
Orion-Yhtyma OYJ Class B	2,050	41,447
TietoEnator OYJ	2,195	85,292
Uponor OYJ	2,000	49,349
YIT-Yhtyma OYJ	1,605	76,438

		1,647,279
FRANCE – 9.25%
Accor SA	4,342	260,092
Alcatel SA2	18,250	240,447
Alstom[2]	1,335	101,399
Atos Origin SA2	1,690	125,080
Autoroutes du Sud de la France SA	1,190	72,684
Bouygues SA	4,325	236,963
Business Objects SA2	1,625	66,893
Cap Gemini SA2	2,880	131,494
Carrefour SA	4,800	226,501
Dassault Systemes SA	1,340	80,219
Essilor International SA	2,260	197,179
European Aeronautic Defence and Space Co.	5,445	213,233
France Telecom SA	24,333	553,130
Groupe Danone	5,380	586,004
Hermes International	530	136,439
Imerys SA	725	59,689
Lagardere S.C.A.	1,575	125,461
L’Air Liquide SA	2,350	482,830
L’Oreal SA	6,830	554,017
LVMH Moet Hennessy Louis Vuitton SA	5,450	491,382
Neopost SA	745	74,860
Pernod-Ricard SA	1,565	290,758
Publicis Groupe	3,220	121,329
Safran SA	3,930	103,748
Sanofi-Aventis	22,945	2,102,196
Societe des Autoroutes du Nord et de l’Est de la France[2]	555	38,920
Societe des Autoroutes Paris-Rhin-Rhone	795	58,743
Societe Television Francaise	1,760	55,737
Sodexho Alliance SA	2,245	101,684
STMicroelectronics NV	14,360	265,048
Technip-Coflexip SA	2,325	157,820
Thales/Ex Thomson CSF	1,780	86,047
Thomson SA	6,155	126,161
Total SA	4,390	1,211,153
Union du Credit Bail Immobilier	995	146,679
Veolia Environment	7,480	378,396
Vivendi Universal SA	23,905	748,338
Zodiac SA	855	54,818

		11,063,571
GERMANY – 6.85%
Adidas-Salomon AG	1,170	244,508
Allianz AG	8,340	1,343,381
Altana AG	1,665	92,943
BASF AG	7,685	605,267
Bayer AG	14,730	614,764
Beiersdorf AG	430	55,087
Celesio AG	825	77,188
Continental AG	2,920	284,015
Deutsche Boerse AG	2,260	285,683
Deutsche Post AG	7,855	221,194
Fresenius Medical Care AG	850	90,551
Fresenius Medical Care AG New[2]	565	60,540
Hochtief AG	1,435	75,312
Hypo Real Estate Holding AG	2,960	193,015
Infineon Technologies AG2	14,825	139,515
IVG Immobilien AG	1,790	51,623
Linde AG	1,860	151,236
MAN AG	3,270	187,777
Merck KGaA	1,070	111,493
Metro AG	3,290	166,993
Premiere AG2	1,970	33,921
Puma AG	395	124,805
RWE AG	9,100	749,420
SAP AG	4,830	988,264
Schering AG	3,730	255,002
Siemens AG	9,045	824,410
Volkswagen AG	1,875	111,108
Wincor Nixdorf AG2	435	50,709

		8,189,724
GREECE – 0.59%
Coca Cola Bottling Co. SA ADR	3,800	114,000
Hellenic Telecommunications Organization SA ADR[2]	15,250	177,662

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2006

Security	Shares	Value
National Bank of Greece SA ADR	44,936	$416,107

		707,769
HONG KONG – 1.63%
Cheung Kong (Holdings) Ltd.	35,000	375,619
Esprit Holdings Ltd.	22,500	195,641
Giordano International Ltd.	90,000	51,049
Hong Kong & China Gas Co. Ltd.	80,000	175,321
Hong Kong Exchanges & Clearing Ltd.	20,000	97,587
Hutchison Telecommunications International Ltd.[2]	35,000	59,106
Hutchison Whampoa Ltd.	30,000	306,489
Johnson Electric Holdings Ltd.	42,500	41,639
Li & Fung Ltd.	40,000	74,254
PCCW Ltd.	95,000	63,683
Shangri-La Asia Ltd.	30,000	48,729
Sino Land Co. Ltd.	40,000	55,948
Sun Hung Kai Properties Ltd.	30,000	310,744
Techtronic Industries Co.	22,500	43,508
Television Broadcasts Ltd.	10,000	54,272

		1,953,589
IRELAND – 0.94%
Bank of Ireland	7,995	137,082
C&C Group PLC	7,490	51,114
CRH PLC	11,970	370,647
DCC PLC	2,705	61,259
DEPFA Bank PLC	8,230	140,811
Elan Corp. PLC[2]	9,470	144,318
Grafton Group PLC[2]	5,690	66,675
IAWS Group PLC	3,035	48,832
Kerry Group PLC Class A	2,980	64,954
Kingspan Group PLC	3,060	41,988

		1,127,680
ITALY – 3.22%
Alleanza Assicurazioni SpA	9,630	119,042
Arnoldo Mondadori Editore SpA	3,445	32,943
Assicurazioni Generali SpA	21,080	728,247
Autogrill SpA	3,525	52,050
Autostrade SpA	6,230	157,505
Banca Antonveneta SpA	2,370	76,034
Banca Intesa SpA	71,270	405,238
Banca Monte dei Paschi di Siena SpA	25,695	122,466
Banca Nazionale del Lavoro SpA[2]	23,675	83,946
Banca Popolare di Milano Scrl	9,490	116,620
Banche Popolari Unite Scrl	4,155	97,377
Banco Popolare di Verona e Novara Scrl	3,625	83,195
Bulgari SpA	4,050	46,917
Capitalia SpA	39,600	255,579
Enel SpA	33,265	281,342
Finmeccanica SpA	6,680	145,440
Lottomatica SpA[2]	1,015	40,463
Luxottica Group SpA	3,255	84,980
Mediaset SpA	18,725	218,965
Mediobanca SpA	7,420	142,179
Mediolanum SpA[1]	6,870	53,015
Sanpaolo IMI SpA	24,305	395,187
Seat Pagine Gaille SpA[2]	75,635	39,401
Terna SpA	27,520	70,845

		3,848,976
JAPAN – 26.28%
Advantest Corp.	1,500	184,513
AEON Co. Ltd.	15,000	395,934
AEON Credit Service Co. Ltd.	500	44,847
Aisin Seiki Co. Ltd.	3,000	111,220
All Nippon Airways Co. Ltd.	15,000	60,735
Asahi Glass Co. Ltd.	20,000	289,754
Asahi Kasei Corp.	10,000	68,253
Astellas Pharma Inc.	8,000	331,440
Bank of Fukuoka Ltd.	15,000	129,287
Bank of Yokohama Ltd.	30,000	243,454
Bridgestone Corp.	15,000	305,599
Canon Inc.	16,500	997,907
Casio Computer Co. Ltd.	5,500	96,784
Central Japan Railway Co.	35	358,775
Chiba Bank Ltd. (The)	15,000	135,950
Chiyoda Corp.	5,000	128,988
Chugai Pharmaceutical Co. Ltd.	6,000	121,984
Credit Saison Co. Ltd.	3,500	157,263
CSK Corp.	500	22,808
Daicel Chemical Industries Ltd.	10,000	81,237
Daikin Industries Ltd.	5,500	180,882
Daimaru Inc. (The)	5,000	77,905
Dainippon Ink & Chemical Inc.	15,000	65,348

28	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2006

Security	Shares	Value
Dainippon Screen Manufacturing Co. Ltd.	5,000	$53,047
DENTSU Inc.	20	67,996
Dowa Mining Co. Ltd.	5,000	58,728
E*Trade Securities Co. Ltd.	25	70,687
Eisai Co. Ltd.	5,500	235,382
Elpida Memory Inc.[2]	1,000	41,515
FamilyMart Co. Ltd.	2,000	67,142
Fanuc Ltd.	4,000	352,966
Fast Retailing Co. Ltd.	1,000	90,633
Fuji Photo Film Co. Ltd.	5,000	171,699
Fujitsu Ltd.	40,000	353,308
Furukawa Electric Co. Ltd.[2]	5,000	44,847
Goodwill Group Inc. (The)	15	39,209
Gunma Bank Ltd.	10,000	73,036
Hakuhodo DY Holdings Inc.	500	39,124
Heavy Industries Co. Ltd.[2]	30,000	98,407
Hikari Tsushin Inc.	500	40,448
Hino Motors Ltd.	5,000	33,657
Hirose Electric Co. Ltd.	1,000	152,138
Hitachi Chemical Co. Ltd.	2,500	77,521
Hitachi Construction Machinery Co. Ltd.	2,500	69,192
Hoya Corp.	9,000	361,338
Ibiden Co. Ltd.	3,000	168,624
Index Corp.	20	41,345
INPEX Corp.	10	102,507
Isetan Co. Ltd.	4,500	98,599
Ito En Ltd.	500	34,297
JAFCO Co. Ltd.	500	40,917
Japan Airlines System Corp.	15,000	41,900
Japan Tobacco Inc.	20	310,938
JGC Corp.	5,000	106,351
Joyo Bank Ltd.	15,000	100,073
JSR Corp.	4,000	119,250
JTEKT Corp.	5,000	95,460
Kajima Corp.	20,000	131,722
Kaneka Corp.	5,000	65,946
Kao Corp.	5,000	144,364
Kawasaki Kisen Kaisha Ltd.[1]	5,000	32,204
KDDI Corp.	55	291,291
Keihin Electric Express Railway Co. Ltd.[1]	10,000	77,222
Keisei Electric Railway Co. Ltd.	5,000	34,639
Keyence Corp.	500	137,744
Kintetsu Corp.	35,000	143,510
Kobe Steel Ltd.	60,000	206,039
Kokuhoku Financial Group Inc.	25,000	118,524
Komatsu Ltd.	20,000	369,880
Konica Minolta Holdings Inc.	12,500	140,413
Kuraray Co. Ltd.	5,000	59,070
Leopalace21 Corp.	3,000	109,426
Makita Corp.	3,500	101,952
Matsushita Electric Industrial Co. Ltd.	45,000	980,225
Mediceo Paltac Holdings Co. Ltd.	3,500	58,899
Meitec Corp.	1,000	35,023
Millea Holdings Inc.	20	384,402
Mitsubishi Chemical Holdings Corp.[2]	25,000	160,167
Mitsubishi Estate Co. Ltd.	25,000	581,942
Mitsubishi Gas Chemical Co. Inc.	5,000	57,447
Mitsubishi Materials Corp.	20,000	103,703
Mitsubishi Rayon Co.	10,000	67,826
Mitsubishi UFJ Financial Group	160	2,309,828
Mitsui Chemicals Inc.	5,000	37,885
Mitsui Engineering & Shipbuilding Co. Ltd.	20,000	68,509
Mitsui Fudosan Co. Ltd.	17,500	369,239
Mitsui Mining & Smelting Co. Ltd.	15,000	118,908
Mitsui Sumitomo Insurance Co. Ltd.	25,000	307,521
Mitsui Trust Holdings Inc.	15,000	222,056
Mitsukoshi Ltd.	10,000	62,444
Mizuho Financial Group Inc.	75	615,043
Net One Systems Co. Ltd.	15	35,109
NHK Spring Co. Ltd.	5,000	62,999
Nidec Corp.	2,500	229,573
Nikon Corp.	5,000	85,850
Nippon Electric Glass Co. Ltd.	5,000	131,978
Nippon Steel Corp.	85,000	315,124
Nippon Yusen Kabushiki Kaisha	10,000	74,061
Nishi-Nippon City Bank Ltd. (The)	10,000	59,369
Nissan Chemical Industries Ltd.	5,000	80,981
Nitori Co. Ltd.	500	53,176
Nitto Denko Corp.	3,500	296,886
NOK Corp.	2,500	76,880

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2006

Security	Shares	Value
NTT Data Corp.[1]	30	$149,404
Obayashi Corp.	15,000	120,830
Odakyu Electric Railway Co. Ltd.	15,000	93,153
Oki Electric Industry Co. Ltd.	15,000	52,919
Olympus Corp.	5,000	132,405
Omron Corp.	5,000	118,097
Oriental Land Co. Ltd.	1,500	88,412
ORIX Corp.	1,950	505,552
Rakuten Inc.	95	81,151
Resona Holdings Inc.[2]	35	137,829
Ryohin Keikaku Co. Ltd.	500	39,337
Sanyo Electric Co. Ltd.	40,000	101,140
SBI Holdings Inc.	135	85,337
Secom Co. Ltd.	5,000	259,258
Sega Sammy Holdings Inc.	3,000	107,889
Seven & I Holdings Co. Ltd.[2]	17,500	741,468
Sharp Corp.	20,000	366,463
Shimamura Co. Ltd.	500	63,554
Shimano Inc.	2,000	57,404
Shimizu Corp.	15,000	118,652
Shin-Etsu Chemical Co. Ltd.	8,500	484,304
Shinsei Bank Ltd.	20,000	133,601
Shiseido Co. Ltd.	10,000	192,201
Showa Denko K.K.	15,000	65,989
SMC Corp.	1,000	153,504
Softbank Corp.	16,500	556,742
Sojitz Corp.[2]	8,500	51,335
Sompo Japan Insurance Inc.	20,000	284,970
Sony Corp.	11,500	559,945
Stanley Electric Co. Ltd.	3,500	73,250
Sumitomo Chemical Co. Ltd.	35,000	270,277
Sumitomo Electric Industries Ltd.	15,000	249,221
Sumitomo Heavy Industries Ltd.	10,000	89,352
Sumitomo Metal Mining Co. Ltd.	12,500	168,283
Sumitomo Mitsui Financial Group Inc.	130	1,521,377
Sumitomo Realty & Development Co. Ltd.	10,000	227,224
Sumitomo Rubber Industries Inc.	5,000	68,338
Suruga Bank Ltd. (The)	5,000	64,409
Suzuken Co. Ltd.	1,500	50,357
T&D Holdings Inc.	5,250	375,368
Taiheiyo Cement Corp.	20,000	81,152
Taisei Corp.	20,000	102,165
Takashimaya Co. Ltd.	5,000	78,418
TDK Corp.	2,500	181,310
Teijin Ltd.	20,000	136,676
Teikoku Oil Co. Ltd.	5,000	72,780
Terumo Corp.	4,000	114,466
THK Co. Ltd.	2,500	79,230
TIS Inc.	1,000	32,204
Tobu Railway Co. Ltd.	20,000	101,311
Toho Co. Ltd.	3,500	72,502
Tokuyama Corp.	5,000	95,033
Tokyo Electron Ltd.	3,500	268,782
Tokyo Tatemono Co. Ltd.	5,000	47,879
Tokyu Corp.	20,000	140,093
Tokyu Land Corp.	10,000	97,296
Toray Industries Inc.	30,000	251,143
Toshiba Corp.	65,000	416,991
Toyoda Gosei Co. Ltd.	1,500	29,727
Toyota Tsusho Corp.	5,000	119,805
Trend Micro Inc.	2,500	83,501
Ube Industries Ltd.	25,000	68,765
Uni-Charm Corp.	1,000	47,324
Ushio Inc.	3,000	76,752
USS Co. Ltd.	700	44,668
Yahoo! Japan Corp.	170	230,897
Yakult Honsha Co. Ltd.	2,500	54,777
Yamada Denki Co. Ltd.	1,500	193,739
Yamato Holdings Co. Ltd.	10,000	172,981
Yaskawa Electric Corp.[2]	5,000	60,009
Yokogawa Electric Corp.	5,000	95,033
Zeon Corp.	5,000	72,097

		31,429,954
NETHERLANDS – 3.48%
ASML Holding NV2	10,960	246,877
Euronext NV	2,035	125,161
Heineken NV	5,500	193,347
Koninklijke Ahold NV2	35,030	270,110
Koninklijke KPN NV	47,110	454,785
Koninklijke Philips Electronics NV	29,390	991,420
QIAGEN NV2	3,535	41,208

30	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2006

Security	Shares	Value
Randstad Holding NV	1,110	$56,206
Reed Elsevier NV	15,710	220,717
Royal Numico NV2	3,995	181,432
SBM Offshore NV	875	88,667
Unilever NV CVA	12,795	897,260
Vedior NV	4,015	64,746
VNU NV	5,465	182,959
Wolters Kluwer NV CVA	6,465	143,035

		4,157,930
NEW ZEALAND – 0.17%
Auckland International Airport Ltd.	27,880	37,625
Contact Energy Ltd.	7,640	34,124
Fisher & Paykel Healthcare Corp Ltd.	14,820	37,463
Lion Nathan Ltd.	8,100	45,893
Sky City Entertainment Group Ltd.	15,150	47,949

		203,054
NORWAY – 0.73%
Orkla ASA	1,815	72,245
Petroleum Geo-Services ASA[2]	1,445	51,874
Statoil ASA	15,100	415,063
Tandberg ASA	3,470	21,422
Tandberg Television ASA[2]	2,290	32,935
Telenor ASA	16,075	161,171
Tomra Systems ASA	5,645	44,727
Yara International ASA	5,105	75,530

		874,967
PORTUGAL – 0.30%
Banco Comercial Portugues SA Class R	22,160	64,850
Brisa-Auto Estradas de Portugal SA	13,670	119,350
Portugal Telecom SGPS SA	17,020	170,713

		354,913
SINGAPORE – 0.84%
Capitaland Ltd.	30,000	73,207
City Developments Ltd.	15,000	79,030
Keppel Corp. Ltd.	15,000	121,087
Oversea-Chinese Banking Corp.	40,000	167,612
SembCorp Industries Ltd.	30,000	54,720
Singapore Exchange Ltd.	35,000	68,154
Singapore Press Holdings Ltd.	40,000	105,990
Singapore Technologies Engineering Ltd.	35,000	64,487
Singapore Telecommunications Ltd.	150,000	234,779
STATS ChipPAC Ltd.[2]	50,000	35,124

		1,004,190
SPAIN – 3.49%
Abertis Infraestructuras SA	4,840	128,652
Acciona SA	625	78,019
Actividades de Construcciones y Servicios SA	5,435	189,082
Altadis SA	6,090	252,986
Antena 3 de Television SA	2,165	58,600
Banco Popular Espanol SA	18,125	226,695
Cintra Concesiones de Infraestructuras de Transporte SA2	4,915	64,040
Corporacion Mapfre SA	2,025	36,294
Fomento de Construcciones y Contratas SA	1,130	72,793
Gamesa Corp. Tecnologica SA	5,080	82,660
Grupo Ferrovial SA	1,435	112,044
Iberdrola SA	18,345	521,935
Indra Sistemas SA	3,580	69,164
Industria de Diseno Textil SA	5,135	176,276
Inmobiliaria Colonial SA	760	46,974
Metrovacesa SA	1,365	93,650
Promotora de Informaciones SA	2,130	39,159
Repsol YPF SA	7,145	193,565
Sacyr Vallehermoso SA	2,655	67,607
Sogecable SA2	1,090	44,671
Telefonica Publicidad e Informacion SA	4,495	41,483
Telefonica SA	98,995	1,509,833
Union Fenosa SA	1,950	73,404

		4,179,586
SWEDEN – 2.34%
Alfa Laval AB	2,610	56,209
ASSA Abloy AB Class B	7,195	115,742
Atlas Copco AB Class A	7,395	173,341
Axfood AB	1,040	28,407
Capio AB2	2,150	38,115
Electrolux AB Class B	6,470	172,474
Elekta AB Class B	2,145	36,336
Eniro AB	3,955	51,417
Gambro AB Class A	4,100	47,918

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2006

Security	Shares	Value
Getinge AB	4,525	$70,711
Hennes & Mauritz AB Class B	10,640	390,524
Lundin Petroleum AB2	4,220	54,724
Modern Times Group AB Class B2	1,315	63,893
Securitas AB Class B	7,095	129,041
Skandia Forsakrings AB	14,845	102,344
Swedish Match AB	7,130	89,651
Telefonaktiebolaget LM Ericsson Class B	326,665	1,175,378

		2,796,225
SWITZERLAND – 6.62%
ABB Ltd.[2]	44,305	480,712
Adecco SA	3,015	168,036
Compagnie Financiere Richemont AG	10,745	487,723
Geberit AG Registered	100	90,781
Givaudan SA Registered	175	124,239
Kudelski SA Bearer[2]	850	26,905
Kuehne & Nagel International AG	265	74,209
Logitech International SA2	1,885	79,970
Lonza Group AG Registered	955	60,009
Micronas Semiconductor Holdings AG2	825	28,013
Nobel Biocare Holding AG	525	118,843
Novartis AG	51,490	2,821,480
Phonak Holding AG	1,040	51,387
Roche Holding AG Genusschein	15,580	2,456,608
Schindler Holding AG Certificates of Participation	120	51,940
Serono SA	135	101,953
Societe Generale de Surveillance Holding SA	100	93,591
Straumann Holding AG	195	46,767
Swatch Group AG (The) Class B	810	131,006
Syngenta AG2	2,360	299,352
Synthes Inc.	1,070	127,872

		7,921,396
UNITED KINGDOM – 23.89%
Aegis Group PLC	28,565	64,478
Alliance Unichem PLC	5,675	84,978
Anglo American PLC	15,255	585,651
ARM Holdings PLC	32,000	75,360
AstraZeneca PLC	35,595	1,722,067
BAE Systems PLC	46,755	346,527
Balfour Beatty PLC	10,090	65,547
BG Group PLC	77,510	874,791
BHP Billiton PLC	54,905	1,013,424
BOC Group PLC	5,045	132,887
BP PLC	463,050	5,563,493
Brambles Industries PLC	17,050	123,261
British Airways PLC[2]	12,785	74,022
British Land Co. PLC	4,440	90,673
British Sky Broadcasting Group PLC	27,850	240,566
Bunzl PLC	8,825	99,052
Burberry Group PLC	9,930	76,068
Cadbury Schweppes PLC	46,065	451,942
Capita Group PLC	15,645	118,804
Carnival PLC	3,880	215,159
Centrica PLC	84,020	398,346
Cobham PLC	28,140	92,402
Daily Mail and General Trust PLC Class A	8,440	115,656
Diageo PLC	32,780	487,358
EMAP PLC	5,925	89,143
Enterprise Inns PLC	8,145	133,763
First Choice Holidays PLC	13,655	59,643
Gallaher Group PLC	14,620	224,509
GlaxoSmithKline PLC	128,435	3,282,579
Group 4 Securicor PLC	27,925	83,383
Hays PLC	40,180	93,731
Hilton Group PLC	36,005	233,096
ICAP PLC	12,210	95,649
Imperial Chemical Industries PLC	26,955	174,746
Imperial Tobacco Group PLC	16,240	482,609
Inchcape PLC	1,900	80,135
Intercontinental Hotels Group PLC	10,580	162,846
International Power PLC[2]	32,280	155,624
Intertek Testing Services Ltd.	4,220	56,516
Invensys PLC[2]	140,730	53,777
iSOFT Group PLC	5,560	18,183
Johnson Matthey PLC	3,155	81,702
Land Securities Group PLC	10,280	307,869
London Stock Exchange PLC	6,360	82,236
Man Group PLC	6,795	246,856

32	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2006

Security	Shares	Value
Marks & Spencer Group PLC	37,800	$326,513
Meggitt PLC	10,315	66,458
National Grid PLC	60,370	617,504
Next PLC	6,065	186,811
Peninsular & Oriental Steam Navigation Co. PLC	6,360	61,663
Punch Taverns PLC	5,965	91,812
Reckitt Benckiser PLC	13,720	450,152
Reed International PLC	28,095	264,654
Reuters Group PLC	32,440	252,683
Rio Tinto PLC	23,355	1,190,092
Rolls-Royce Group PLC[2]	34,670	267,434
SABMiller PLC	19,480	396,085
Sage Group PLC	29,360	138,937
Scottish & Southern Energy PLC	19,030	361,568
Serco Group PLC	11,630	65,009
Signet Group PLC	41,670	75,358
Smith & Nephew PLC	21,635	214,568
Smiths Group PLC	12,610	222,331
Stolt Offshore SA2	3,275	41,322
Telent PLC [2]	4,715	32,934
Tesco PLC	172,810	976,717
Travis Perkins PLC	2,640	69,304
Unilever PLC	62,040	651,677
United Business Media PLC	6,410	74,224
Vodafone Group PLC	694,790	1,457,164
William Hill PLC	9,765	99,102
Wolseley PLC	12,985	312,488
WPP Group PLC	26,755	296,731

		28,572,402

TOTAL COMMON STOCKS (Cost: $110,399,444)		119,232,465
PREFERRED STOCKS – 0.22%
GERMANY – 0.22%
Henkel KGaA	1,020	114,148
Porsche AG	185	142,987

		257,135

TOTAL PREFERRED STOCKS (Cost: $244,555)		257,135

Security	Principal	Value
SHORT-TERM INVESTMENTS – 0.12%
CERTIFICATES OF DEPOSIT[3] – 0.00%
Toronto-Dominion Bank
3.94%, 07/10/06	$352	$352
Wells Fargo Bank N.A.
4.78%, 12/05/06	563	563

		915
COMMERCIAL PAPER[3] – 0.00%
Amstel Funding Corp.
3.91% - 4.40%, 02/15/06 - 05/08/06	703	696
Bryant Park Funding LLC
3.92% - 4.50%, 02/03/06 - 02/22/06	390	390
CAFCO LLC
4.19%, 02/06/06	809	808
CC USA Inc.
4.23%, 04/21/06	211	209
CRC Funding LLC
4.19%, 02/03/06 - 02/06/06	1,090	1,090
Edison Asset Securitization LLC
4.37%, 05/08/06	352	347
Galaxy Funding Inc.
4.23%, 04/18/06	202	200
Grampian Funding LLC
4.41%, 05/15/06	352	347
HSBC PLC
3.88%, 02/03/06	211	211
Nordea North America Inc.
4.16%, 04/04/06	738	733
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	703	702
Sedna Finance Inc.
3.92%, 02/21/06	176	175
Sigma Finance Inc.
4.16%, 04/06/06	422	419

		6,327
LOAN PARTICIPATIONS[3] – 0.00%
Army & Air Force Exchange Service
4.24%, 02/01/06	352	352

		352

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2006

Security	Shares or Principal	Value
MEDIUM-TERM NOTES[3] – 0.00%
Dorada Finance Inc.
3.93%, 07/07/06	$218	$218
K2 USA LLC
3.94%, 07/07/06	422	422
Marshall & Ilsley Bank
5.18%, 12/15/06	703	705
Toronto-Dominion Bank
3.81%, 06/20/06	879	879
US Bank N.A.
2.85%, 11/15/06	141	139

		2,363
MONEY MARKET FUNDS – 0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.41%[4,5]	44,935	44,935

		44,935
REPURCHASE AGREEMENTS[3]– 0.02%
Bank of America N.A. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $10,549 (collateralized by U.S. Government obligations, value $10,783, 5.00%, 7/1/35).	$10,548	10,548
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.56%, due 2/1/06, maturity value $1,055 (collateralized by non-U.S. Government debt securities, value $1,163, 0.00% to 7.53%, 11/25/30 to 3/25/46).[6]	1,055	1,055
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $3,516 (collateralized by U.S. Government obligations, value $3,594, 3.50% to 8.00%, 8/1/08 to 2/1/36).	3,516	3,516

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.55%, due 2/1/06, maturity value $1,758 (collateralized by non-U.S. Government debt securities, value $1,815, 3.21% to 5.96%, 8/3/14 to 8/19/45).[6]	$1,758	$1,758
Goldman Sachs Group Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $3,516 (collateralized by U.S. Government obligations, value $3,594, 4.00% to 5.50%, 9/1/20 to 1/1/36).	3,516	3,516
Goldman Sachs Group Inc. Repurchase Agreement, 4.65%, due 2/1/06, maturity value $2,110 (collateralized by non-U.S. Government debt securities, value $2,220, 0.00% to 10.00%, 7/30/08 to 12/1/10).[6]	2,110	2,110
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.60%, due 2/1/06, maturity value $1,055 (collateralized by non-U.S. Government debt securities, value $1,089, 4.60% to 9.25%, 5/15/06 to 2/1/24).[6]	1,055	1,055
Merrill Lynch Government Securities Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $1,582 (collateralized by U.S. Government obligations, value $1,633, 3.50% to 6.00%, 10/25/11 to 5/25/34).	1,582	1,582
Morgan Stanley Repurchase Agreement, 4.55%, due 2/1/06, maturity value $3,516 (collateralized by non-U.S. Government debt securities, value $3,662, 0.00% to 8.85%, 2/3/06 to 3/15/42).[6]	3,516	3,516

		28,656

34	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2006

Security	Principal	Value
TIME DEPOSITS[3] – 0.01%
Abbey National Treasury Services PLC
4.49%, 02/01/06	$2,461	$2,461
Deutsche Bank AG
4.47% - 4.48%, 02/01/06	3,037	3,037
Societe Generale
4.48%, 02/01/06	3,516	3,516
UBS AG
4.48%, 02/01/06	1,406	1,406

		10,420
VARIABLE & FLOATING RATE NOTES[3] – 0.05%
Allstate Life Global Funding II
4.44% - 4.53%, 11/09/06 - 02/27/07[7]	2,472	2,472
American Express Bank
4.44% - 4.52%, 06/29/06 - 10/25/06	1,652	1,652
American Express Centurion Bank
4.52%, 06/29/06	281	281
American Express Credit Corp.
4.49%, 02/05/07	211	211
ASIF Global Financing
4.34% - 4.55%, 05/30/06 - 08/11/06[7]	2,285	2,286
Australia & New Zealand Banking Group Ltd.
4.49%, 02/23/07[7]	457	457
Bank of Ireland
4.46%, 12/20/06[7]	703	703
Beta Finance Inc.
4.37% - 4.49%, 04/25/06 - 06/09/06[7]	1,751	1,751
BMW US Capital LLC
4.44%, 02/15/07[7]	703	703
CC USA Inc.
4.42% - 4.48%, 03/23/06 - 07/14/06[7]	1,892	1,892
Commodore CDO Ltd.
4.56%, 12/12/06[7]	176	176
Credit Suisse First Boston NY
4.39%, 05/09/06	703	703
DEPFA Bank PLC
4.50%, 12/15/06	703	703
Descartes Funding Trust
4.47%, 11/15/06[7]	316	316
Dorada Finance Inc.
4.47%, 06/26/06[7]	176	176
Eli Lilly Services Inc.
4.36%, 09/01/06[7]	703	703
Fifth Third Bancorp.
4.49%, 01/23/07[7]	1,406	1,406
Five Finance Inc.
4.49% - 4.52%, 02/27/06 - 06/26/06[7]	492	493
General Electric Capital Corp.
4.52%, 01/09/07	316	317
Greenwich Capital Holdings Inc.
4.35% - 4.38%, 02/10/06 - 03/02/06	527	528
Hartford Life Global Funding Trusts
4.46%, 02/15/07	703	703
HBOS Treasury Services PLC
4.57%, 01/24/07	703	703
Holmes Financing PLC
4.44%, 12/15/06[7]	1,934	1,934
HSBC Bank USA N.A.
4.27% - 4.64%, 05/04/06 - 08/03/06	598	598
K2 USA LLC
4.34% - 4.46%, 02/15/06 - 09/11/06[7]	2,039	2,039
Leafs LLC
4.49%, 02/21/06 - 01/22/07[7]	736	737
Links Finance LLC
4.46% - 4.65%, 02/06/06 - 03/15/06[7]	1,688	1,688
Marshall & Ilsley Bank
4.45% - 4.59%, 02/20/06 - 12/15/06	1,090	1,090
Metropolitan Life Global Funding I
4.39% - 4.55%, 08/28/06 - 02/06/07[7]	2,102	2,104

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2006

Security	Principal	Value
Mound Financing PLC
4.38%, 11/08/06[7]	$1,406	$1,406
Natexis Banques Populaires
4.45%, 01/12/07[7]	527	527
Nationwide Building Society
4.45% - 4.58%, 01/05/07 - 01/26/07[7]	1,899	1,898
Nordea Bank AB
4.42%, 01/11/07[7]	1,231	1,231
Northern Rock PLC
4.40%, 02/02/07[7]	844	844
Permanent Financing PLC
4.38%, 03/10/06 - 06/12/06[7]	1,913	1,912
Pfizer Investment Capital PLC
4.43%, 12/15/06[7]	1,758	1,758
Principal Life Income Funding Trusts
4.29%, 05/10/06	527	527
Royal Bank of Scotland
4.50%, 08/30/06	703	703
Sedna Finance Inc.
4.46%, 09/20/06[7]	211	211
Sigma Finance Inc.
4.43% - 4.45%, 03/20/06 - 08/15/06[7]	781	781
Skandinaviska Enskilda Bank NY
4.47%, 11/16/06[7]	703	703
Societe Generale
4.36%, 02/02/07[7]	492	492
Strips III LLC
4.57%, 07/24/06[7,8]	185	185
SunTrust Bank
4.62%, 04/28/06	1,055	1,055
Tango Finance Corp.
4.47% - 4.49%, 05/25/06 - 09/27/06[7]	1,568	1,568
Toyota Motor Credit Corp.
4.53%, 04/10/06	316	316
UniCredito Italiano SpA
4.43%, 06/14/06	914	914
Union Hamilton Special Funding LLC
4.52%, 03/28/06[7]	703	703
US Bank N.A.
4.49%, 09/29/06	316	316
Variable Funding Capital Corp.
4.37% - 4.42%, 02/16/06 - 03/13/06	2,285	2,286
Wachovia Asset Securitization Inc.
4.52%, 02/26/06[7]	1,396	1,396
Wells Fargo & Co.
4.46%, 09/15/06[7]	352	352
WhistleJacket Capital Ltd.
4.47% - 4.52%, 06/22/06 - 07/28/06[7]	527	527
White Pine Finance LLC
4.45% - 4.49%, 03/27/06 - 06/20/06[7]	738	738
Winston Funding Ltd.
4.68%, 04/23/06[7]	502	502
World Savings Bank
4.37%, 03/09/06	1,055	1,055

		54,431

TOTAL SHORT-TERM INVESTMENTS (Cost: $148,399)		148,399

TOTAL INVESTMENTS IN SECURITIES – 100.03% (Cost: $110,792,398)		119,637,999
Other Assets, Less Liabilities – (0.03)%		(37,320)

NET ASSETS – 100.00%		$119,600,679

ADR – American Depositary Receipts

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
[7]

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[8]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

36	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.33%
AUSTRALIA – 5.13%
Amcor Ltd.	21,685	$112,365
AMP Ltd.	20,945	130,236
Ansell Ltd.	1,555	12,539
Australia & New Zealand Banking Group Ltd.	40,190	757,003
AXA Asia Pacific Holdings Ltd.	8,000	32,981
BHP Steel	10,360	61,362
Boral Ltd.	13,290	90,378
Centro Properties Group	20,730	96,753
Commonwealth Bank of Australia	28,250	954,158
Commonwealth Property Office Fund	40,890	39,747
DB RREEF Trust	54,110	56,076
Futuris Corp. Ltd.	13,135	21,362
Gandel Retail Trust	29,935	43,251
GPT Group	38,100	116,724
Insurance Australia Group Ltd.	32,240	135,841
Investa Property Group	40,300	60,665
John Fairfax Holdings Ltd.	18,440	59,143
Leighton Holdings Ltd.	1,550	23,743
Macquarie Airports	13,870	32,630
Macquarie Communications Infrastructure Group	1,725	7,516
Macquarie Goodman Group	23,235	85,244
Macquarie Infrastructure Group	34,260	91,483
Mayne Pharma Ltd.[1]	7,182	13,854
Mirvac Group	24,215	74,369
Multiplex Group	10,955	27,098
National Australia Bank Ltd.	34,660	888,285
OneSteel Ltd.	13,695	38,952
Pacific Brands Ltd.	12,080	20,103
PaperlinX Ltd.	14,605	37,894
Qantas Airways Ltd.	19,085	59,624
Santos Ltd.	13,300	131,796
Stockland Trust Group	29,540	145,022
Suncorp-Metway Ltd.	11,600	193,924
Symbion Health Ltd.	14,110	36,824
Telstra Corp. Ltd.	43,505	130,979
Transurban Group	21,055	114,038
Westfield Group	32,190	431,241
Westpac Banking Corp.	41,330	727,515

		6,092,718
AUSTRIA – 0.52%
Boehler-Uddeholm AG	275	53,129
Flughafen Wien AG	400	31,543
Mayr-Melnhof Karton AG	265	39,741
Meinl European Land Ltd.[1]	5,470	101,958
OMV AG	3,760	265,499
Voest-Alpine AG	520	61,249
Wienerberger AG	1,585	69,827

		622,946
BELGIUM – 1.41%
Barco NV	250	21,098
Bekaert NV	530	52,387
Belgacom SA	3,605	110,971
Cofinimmo	340	54,869
Compagnie Maritime Belge SA	395	13,042
Dexia Group	12,730	312,716
D’Ieteren NV SA	70	19,805
Fortis	25,940	901,815
Groupe Bruxelles Lambert SA	1,640	183,014
Suez SA Strips[1]	320	4

		1,669,721
DENMARK – 0.51%
AP Moller - Maersk A/S	15	149,344
Carlsberg A/S Class B	735	42,149
Danisco A/S	1,045	79,647
Danske Bank A/S	9,335	327,649
FLS Industries A/S Class B	295	8,782

		607,571
FINLAND – 1.47%
Fortum OYJ	9,265	206,897
Kesko OYJ Class B	1,470	43,554
Metso Corp.	1,665	54,488
Neste Oil OYJ[1]	2,780	89,795
Nokia OYJ	32,085	586,360
Outokumpu OYJ	2,630	45,285
Rautaruukki OYJ	2,135	64,450
Sampo OYJ Class A	8,840	172,180

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2006

Security	Shares	Value
Stora Enso OYJ Class R	13,955	$193,349
UPM-Kymmene OYJ	11,925	243,418
Wartsila OYJ Class B	1,430	46,815

		1,746,591
FRANCE – 9.50%
Air France-KLM	2,390	54,329
Alcatel SA1	9,780	128,853
Alstom[1]	1,270	96,489
Arcelor	11,570	406,029
AXA	31,375	1,062,953
BIC SA	410	26,362
BNP Paribas SA	17,400	1,550,855
Carrefour SA	8,290	391,186
CNP Assurances	700	60,776
Compagnie de Saint-Gobain SA	6,880	450,719
Compagnie Generale des Etablissements Michelin Class B	2,080	124,140
Credit Agricole SA	13,160	464,224
Etablissements Economiques du Casino Guichard-Perrachon SA	995	58,780
Gecina SA	195	22,968
Lafarge SA	3,895	409,592
Lagardere S.C.A.	1,670	133,029
PagesJaunes SA	800	20,352
PPR SA	1,450	169,031
PSA Peugeot Citroen	3,445	204,436
Renault SA	4,065	383,537
Schneider Electric SA	5,020	524,238
SCOR	18,425	47,208
Societe Generale Class A	7,785	1,027,576
Societe Television Francaise	1,440	45,603
Suez SA	21,825	806,724
Total SA	8,050	2,220,906
Valeo SA	1,750	70,402
Vinci SA	3,545	329,524

		11,290,821
GERMANY – 6.46%
BASF AG	4,170	328,427
Commerzbank AG	13,080	444,566
DaimlerChrysler AG Registered	20,050	1,150,626
Deutsche Bank AG	10,840	1,163,347
Deutsche Lufthansa AG	4,910	77,807
Deutsche Post AG	6,385	179,799
Deutsche Telekom AG	59,905	947,837
Douglas Holding AG	675	29,950
E.ON AG	13,595	1,517,618
Heidelberger Druckmaschinen AG	800	35,360
Muenchener Rueckversicherungs-Gesellschaft AG	3,805	516,239
Siemens AG	8,835	805,269
Suedzucker AG	1,421	34,424
ThyssenKrupp AG	8,095	207,015
TUI AG	5,535	117,418
Volkswagen AG	2,005	118,812

		7,674,514
HONG KONG – 1.58%
Bank of East Asia Ltd.	31,000	96,510
BOC Hong Kong Holdings Ltd.	72,500	145,333
Cathay Pacific Airways Ltd.	5,000	9,153
Cheung Kong Infrastructure Holdings Ltd.	10,000	31,068
CLP Holdings Ltd.	37,500	213,914
Hang Lung Properties Ltd.	40,000	77,863
Hang Seng Bank Ltd.	15,000	200,137
Henderson Land Development Co. Ltd.	15,000	76,284
Hongkong Electric Holdings Ltd.	27,500	132,232
Hopewell Holdings Ltd.	15,000	37,707
Hutchison Whampoa Ltd.	15,000	153,245
Hysan Development Co. Ltd.	15,000	38,094
Kerry Properties Ltd.	12,500	40,607
Kingboard Chemicals Holdings Co. Ltd.	5,000	16,114
Link REIT (The)[1]	45,000	87,016
MTR Corp. Ltd.	32,500	68,291
New World Development Co. Ltd.	50,000	73,158
Noble Group Ltd.	15,000	12,016
Orient Overseas International Ltd.	5,000	16,694
Swire Pacific Ltd. Class A	20,000	186,279
Wharf Holdings Ltd.	30,000	115,635
Wing Hang Bank Ltd.	5,000	36,160
Yue Yen Industrial (Holdings) Ltd.	5,000	15,502

		1,879,012

38	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2006

Security	Shares	Value
IRELAND – 0.81%
Allied Irish Banks PLC	20,695	$464,904
Bank of Ireland	15,445	264,819
Fyffes PLC	10,565	29,763
Greencore Group PLC	7,660	33,951
Independent News & Media PLC	12,740	41,460
Irish Life & Permanent PLC	6,215	132,448

		967,345
ITALY – 3.98%
Banche Popolari Unite Scrl	2,615	61,285
Banco Popolare di Verona e Novara Scrl	5,640	129,440
Benetton Group SpA	500	6,047
Enel SpA	60,835	514,518
Eni SpA	57,030	1,722,978
Fiat SpA[1,2]	10,675	104,609
Italcementi SpA[2]	2,045	38,962
Mediobanca SpA	5,455	104,527
Pirelli & Co. SpA	65,700	63,784
Snam Rete Gas SpA	14,210	61,558
Telecom Italia SpA	122,105	342,879
Telecom Italia SpA RNC	133,640	314,821
UniCredito Italiano SpA	24,460	173,755
UniCredito Italiano SpA German	151,880	1,083,514

		4,722,677
JAPAN – 24.65%
Acom Co. Ltd.	1,600	91,846
AIFUL Corp.	1,500	101,482
Aisin Seiki Co. Ltd.	2,000	74,147
Ajinomoto Co. Inc.	15,000	156,067
Alps Electric Co. Ltd.	3,500	49,511
Amada Co. Ltd.	10,000	90,804
Aoyama Trading Co. Ltd.	1,500	49,844
Asahi Breweries Ltd.	8,500	106,881
Asahi Kasei Corp.	15,000	102,379
Astellas Pharma Inc.	4,000	165,720
Autobacs Seven Co. Ltd.	500	25,627
Bank of Kyoto Ltd. (The)	5,000	59,839
Benesse Corp.	500	18,024
Central Glass Co. Ltd.	5,000	30,325
Chubu Electric Power Co. Inc.[2]	12,500	305,920
Circle K Sunkus Co. Ltd.	1,000	23,876
Citizen Watch Co. Ltd.	7,000	62,307
Coca Cola West Japan Co. Ltd.	1,000	22,210
COMSYS Holdings Corp.	5,000	74,958
CSK Corp.	1,000	45,616
Dai Nippon Printing Co. Ltd.	15,000	271,003
Daido Steel Co. Ltd.	10,000	98,236
Daiichi Sanyko Co. Ltd.[1]	14,118	293,057
Daito Trust Construction Co. Ltd.	1,500	70,474
Daiwa House Industry Co. Ltd.	10,000	168,283
Daiwa Securities Group Inc.	30,000	352,881
Denki Kagaku Kogyo Kabushiki Kaisha	10,000	45,701
Denso Corp.	12,000	423,355
DENTSU Inc.	25	84,995
East Japan Railway Co.	75	522,146
Ebara Corp.[2]	5,000	28,787
Electric Power Development Co.	3,000	106,095
Fuji Electric Holdings Co. Ltd.	10,000	54,756
Fuji Photo Film Co. Ltd.	5,000	171,699
Fuji Television Network Inc.	10	25,029
Fujikura Ltd.	5,000	49,545
Furukawa Electric Co. Ltd.[1]	10,000	89,694
Glory Ltd.	500	10,742
Hankyu Department Stores Inc.	5,000	48,520
Hino Motors Ltd.	5,000	33,657
Hitachi Cable Ltd.	5,000	25,413
Hitachi Credit Corp.	1,500	28,702
Hitachi Ltd.	70,000	494,512
Hokkaido Electric Power Co. Inc.	1,000	22,423
Honda Motor Co. Ltd.	17,000	967,155
House Foods Corp.	1,500	24,115
Ishihara Sangyo Kaisha Ltd.	5,000	9,994
Itochu Corp.	35,000	297,783
Itochu Techno-Science Corp.	500	21,484
Japan Prime Realty Investment Corp.	10	28,275
Japan Real Estate Investment Corp.	5	42,711
Japan Retail Fund Investment Corp.	5	41,985
JFE Holdings Inc.	12,000	431,555
JS Group Corp.	5,500	115,812
Kamigumi Co. Ltd.	5,000	44,206
Kansai Electric Power Co. Inc.	16,500	371,396
Kansai Paint Co. Ltd.	5,000	46,342

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2006

Security	Shares	Value
Kao Corp.	5,000	$144,364
Katokichi Co. Ltd.	2,000	13,838
Kawasaki Heavy Industries Ltd.	25,000	94,392
Kawasaki Kisen Kaisha Ltd.[2]	5,000	32,204
Keio Corp.	15,000	91,744
Kinden Corp.	5,000	43,950
Kirin Brewery Co. Ltd.	15,000	187,588
Kokuyo Co. Ltd.	1,500	22,295
Komori Corp.	5,000	111,263
Konami Co. Ltd.	2,000	45,359
Kubota Corp.	25,000	238,756
Kuraray Co. Ltd.	5,000	59,070
Kurita Water Industries Ltd.	2,500	58,621
Kyocera Corp.	3,500	312,433
Kyowa Hakko Kogyo Co. Ltd.	5,000	39,935
Kyushu Electric Power Co. Inc.	7,500	171,059
Lawson Inc.	1,500	59,710
Mabuchi Motor Co. Ltd.[2]	500	26,865
Marubeni Corp.	30,000	160,424
Marui Co. Ltd.	6,500	119,656
Matsushita Electric Works Ltd.	5,000	56,208
Meiji Seika Kaisha Ltd.	5,000	26,097
Millea Holdings Inc.	10	192,201
Minebea Co. Ltd.	5,000	30,026
Mitsubishi Corp.	25,500	596,848
Mitsubishi Electric Corp.	40,000	326,314
Mitsubishi Gas Chemical Co. Inc.	5,000	57,447
Mitsubishi Heavy Industries Ltd.	65,000	294,836
Mitsubishi Rayon Co.	5,000	33,913
Mitsubishi UFJ Securities Co.	5,000	69,320
Mitsui & Co. Ltd.	30,000	432,324
Mitsui Chemicals Inc.	10,000	75,770
Mitsui O.S.K. Lines Ltd.	25,000	227,011
Mitsumi Electric Co. Ltd.	1,500	17,708
Mizuho Financial Group Inc.	135	1,107,077
Murata Manufacturing Co. Ltd.	4,500	326,742
Namco Bandai Holdings Inc.[1]	4,000	60,206
NEC Corp.	40,000	259,685
NEC Electronics Corp.	1,000	32,973
NGK Insulators Ltd.	5,000	79,187
NGK Spark Plug Co. Ltd.	5,000	125,144
Nichirei Corp.	5,000	21,996
Nikko Cordial Corp.	17,500	278,649
Nintendo Co. Ltd.	2,500	343,613
Nippon Building Fund Inc.	5	44,420
Nippon Express Co. Ltd.	20,000	122,154
Nippon Kayaku Co. Ltd.	5,000	43,352
Nippon Light Metal Co. Ltd.	10,000	27,848
Nippon Meat Packers Inc.	5,000	52,321
Nippon Mining Holdings Inc.	17,500	143,958
Nippon Oil Corp.	25,000	198,821
Nippon Paper Group Inc.	20	78,589
Nippon Sheet Glass Co. Ltd.	10,000	44,505
Nippon Shokubai Co. Ltd.	5,000	59,625
Nippon Steel Corp.	45,000	166,830
Nippon Telegraph & Telephone Corp.	110	511,169
Nippon Yusen Kabushiki Kaisha	15,000	111,092
Nishimatsu Construction Co. Ltd.[2]	5,000	23,918
Nissan Motor Co. Ltd.	49,000	552,514
Nisshin Seifun Group Inc.	2,700	28,599
Nisshin Steel Co. Ltd.	10,000	34,084
Nissin Food Products Co. Ltd.	2,000	57,404
Nomura Holdings Inc.	38,500	753,129
Nomura Real Estate Office Fund Inc.	5	37,287
NSK Ltd.	10,000	74,232
NTN Corp.	10,000	79,699
NTT DoCoMo Inc.	370	600,521
Oji Paper Co. Ltd.	20,000	117,029
Okumura Corp.	5,000	29,855
Oracle Corp. Japan	500	25,157
Osaka Gas Co. Ltd.	45,000	162,218
Pioneer Corp.	3,500	49,421
Promise Co. Ltd.	2,000	116,175
Resona Holdings Inc.[1]	65	255,969
Ricoh Corp. Ltd.	15,000	258,190
Rinnai Corp.	1,000	25,584
Rohm Co. Ltd.	2,500	270,790
Sanden Corp.	5,000	22,680
Sankyo Co. Ltd. Gunma	1,000	65,177
Santen Pharmaceutical Co. Ltd.	1,500	39,337
Sanwa Shutter Corp.	5,000	31,734
Seiko Epson Corp.	2,000	49,460

40	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2006

Security	Shares	Value
Seino Holdings Co. Ltd.	5,000	$50,784
Sekisui Chemical Co. Ltd.	10,000	77,820
Sekisui House Ltd.	10,000	156,153
77 Bank Ltd. (The)	5,000	37,757
SFCG Co. Ltd.	100	22,885
Shimachu Co. Ltd.	1,000	30,581
Shinko Securities Co. Ltd.	10,000	52,364
Shionogi & Co. Ltd.	5,000	75,642
Shizuoka Bank Ltd.	15,000	153,504
Showa Denko K.K.	10,000	43,993
Showa Shell Sekiyu K.K.	4,000	46,914
Skylark Co.	1,500	23,923
Sony Corp.	11,000	535,600
Sumitomo Bakelite Co. Ltd.	5,000	45,359
Sumitomo Corp.	25,000	342,758
Sumitomo Metal Industries Ltd.	90,000	365,951
Sumitomo Osaka Cement Co. Ltd.	10,000	31,606
Sumitomo Trust & Banking Co. Ltd. (The)	30,000	330,842
Taisho Pharmaceutical Co. Ltd.	5,000	96,741
Taiyo Nippon Sanso Corp.	5,000	38,013
Taiyo Yuden Co. Ltd.	5,000	82,177
Takeda Pharmaceutical Co. Ltd.	19,000	1,077,692
Takefuji Corp.	2,400	144,740
Tanabe Seiyaku Co. Ltd.	5,000	53,645
Toda Corp.	5,000	28,189
Tohoku Electric Power Co. Inc.	9,000	194,123
Tokyo Broadcasting System	1,000	26,737
Tokyo Electric Power Co. Inc. (The)	24,500	617,392
Tokyo Gas Co. Ltd.	50,000	232,777
Tokyo Steel Manufacturing Co. Ltd.	2,000	32,956
TonenGeneral Sekiyu K.K.	5,000	51,211
Toppan Printing Co. Ltd.	10,000	135,480
Tosoh Corp.	5,000	25,499
TOTO Ltd.	5,000	44,847
Toyo Seikan Kaisha Ltd.	3,500	62,487
Toyobo Co. Ltd.	10,000	33,059
Toyota Industries Corp.	4,500	163,371
Toyota Motor Corp.	63,000	3,272,028
Uny Co. Ltd.	5,000	78,461
West Japan Railway Co.	40	165,037
Yamaha Corp.	3,500	61,440
Yamaha Motor Co. Ltd.	2,000	51,424

		29,283,531
NETHERLANDS – 3.40%
ABN AMRO Holding NV	38,870	1,078,516
Aegon NV	30,480	492,258
Akzo Nobel NV	5,830	282,042
Burhmann NV	2,555	39,899
Corio NV	600	35,263
Getronics NV	1,355	17,540
Hagemeyer NV1	8,615	30,651
ING Groep NV	40,630	1,449,028
Koninklijke DSM NV	3,200	143,074
Oce NV	1,625	28,651
Rodamco Europe NV	995	85,905
TNT Post Group NV	9,560	313,667
Wereldhave NV	450	46,420

		4,042,914
NEW ZEALAND – 0.19%
Fisher & Paykel Appliances Holdings	7,915	18,923
Fletcher Building Ltd.	8,495	43,821
Telecom Corp. of New Zealand Ltd.	40,580	157,344

		220,088
NORWAY – 0.72%
DNB NOR ASA	15,110	169,085
Frontline Ltd.	1,145	45,490
Norsk Hydro ASA	3,395	416,372
Norske Skogindustrier ASA	4,195	69,312
Orkla ASA	2,590	103,093
Storebrand ASA	4,930	50,170

		853,522
PORTUGAL – 0.39%
Banco Comercial Portugues SA Class R	36,750	107,548
Banco Espirito Santo e Comercial de Lisboa SA	4,960	80,828
BPI-SPGS SA Registered	11,655	58,451
CIMPOR-Cimentos de Portugal SGPS SA	8,750	51,426
Energias de Portugal SA	51,075	168,075

		466,328

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2006

Security	Shares	Value
SINGAPORE – 0.86%
Allgreen Properties Ltd.	25,000	$19,719
Ascendas Real Estate Investment Trust	25,000	33,584
CapitaMall Trust	25,000	36,973
ComfortDelGro Corp. Ltd.	50,000	52,379
DBS Group Holdings Ltd.	30,000	303,180
Fraser & Neave Ltd.	5,000	57,925
Neptune Orient Lines Ltd.	15,000	23,016
Oversea-Chinese Banking Corp.	20,000	83,806
Singapore Airlines Ltd.	10,000	87,503
Singapore Post Ltd.	15,000	10,815
Singapore Press Holdings Ltd.	5,000	13,249
SMRT Corp. Ltd.	25,000	17,870
Suntec Real Estate Investment Trust	25,000	17,562
United Overseas Bank Ltd.	25,000	223,379
United Overseas Land Ltd.	15,000	25,696
Want Want Holdings Ltd.	10,000	11,800

		1,018,456
SPAIN – 4.15%
Acerinox SA	5,200	83,476
Banco Bilbao Vizcaya Argentaria SA	77,050	1,554,997
Banco Santander Central Hispano SA	133,395	1,917,862
Ebro Puleva SA	2,765	46,670
Endesa SA	21,505	618,890
Gas Natural SDG SA	4,375	126,333
Iberia Lineas Aereas de Espana SA	9,365	25,132
Repsol YPF SA	13,840	374,940
Sociedad General de Aguas de Barcelona SA1	4	99
Sociedad General de Aguas de Barcelona SA Class A	1,030	25,277
Union Fenosa SA	3,345	125,917
Zeltia SA	3,370	24,553

		4,924,146
SWEDEN – 2.33%
Atlas Copco AB Class B	4,420	93,449
Billerud AB	1,390	18,710
Carnegie (D.) & Co. AB	795	13,206
Castellum AB	615	23,824
Fabege AB	515	10,111
Hoganas AB Class B	420	9,679
Holmen AB Class B	1,180	43,697
Kungsleden AB	500	15,102
Nordea AB	47,455	509,441
Sandvik AB	4,340	213,150
SAS AB1	670	9,106
Scania AB Class B	1,730	68,154
Skandia Forsakrings AB	10,655	73,458
Skandinaviska Enskilda Banken AB Class A	10,255	228,260
Skanska AB Class B	7,995	123,887
SKF AB	8,395	117,407
SSAB Svenskt Stal AB Series A	1,250	54,087
Svenska Cellulosa AB Class B	4,310	179,133
Svenska Handelsbanken AB Class A	11,760	288,784
Tele2 AB Class B	6,545	70,262
TeliaSonera AB	41,660	236,335
Trelleborg AB Class B2	1,855	36,905
Volvo AB Class A	2,195	103,768
Volvo AB Class B	4,785	233,749

		2,773,664
SWITZERLAND – 7.28%
Ciba Specialty Chemicals AG	1,575	99,828
Clariant AG Registered[1]	5,185	78,113
Credit Suisse Group	26,520	1,545,327
Holcim Ltd.	4,130	311,902
Kuoni Reisen Holding AG1	60	28,007
Nestle SA	8,820	2,581,766
PSP Swiss Property AG1	1,260	57,291
Rieter Holding AG	145	47,650
SIG Holding AG	120	27,703
Sulzer AG Registered	55	32,886
Swiss Re	6,960	516,391
Swisscom AG	455	139,490
UBS AG Registered	22,600	2,452,111
Unaxis Holding AG Class R1	145	27,402
Valora Holding AG1	100	19,202
Zurich Financial Services AG1	3,135	685,192

		8,650,261
UNITED KINGDOM – 23.99%
Aggreko PLC	3,290	16,110
AMEC PLC	7,265	48,680

42	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2006

Security	Shares	Value
AMVESCAP PLC	16,110	$147,031
Anglo American PLC	16,370	628,457
Arriva PLC	4,575	47,731
Associated British Ports Holdings PLC	5,915	61,869
Aviva PLC	51,175	655,337
BAA PLC	22,605	251,106
BAE Systems PLC	25,455	188,661
Barclays PLC[3]	140,020	1,495,676
Barratt Developments PLC	4,840	85,809
BBA Group PLC	9,675	54,425
Bellway PLC	2,070	42,236
Berkeley Group Holdings PLC[1]	2,340	46,082
BOC Group PLC	5,455	143,686
Boots Group PLC	16,605	187,702
Bovis Homes Group PLC	2,110	28,258
British American Tobacco PLC	34,525	777,469
British Land Co. PLC	7,330	149,691
Brixton PLC	5,865	47,221
BT Group PLC	183,500	670,225
Cable & Wireless PLC	52,320	95,083
Cattles PLC	5,335	30,248
Close Brothers Group PLC	3,070	53,119
Compass Group PLC	49,460	194,935
Cookson Group PLC[1]	4,390	36,516
Corus Group PLC	97,165	120,456
Davis Service Group PLC (The)	650	5,776
De La Rue PLC	3,710	30,662
Diageo PLC	32,305	480,296
DSG International PLC	42,480	132,506
Eircom Group PLC	19,840	44,570
Electrocomponents PLC	9,545	50,894
EMI Group PLC	17,640	79,792
FirstGroup PLC	9,275	66,723
FKI PLC	13,930	31,691
Friends Provident PLC	38,850	138,791
George Wimpey PLC	8,485	77,553
GKN PLC	16,865	89,026
Great Portland Estates PLC	4,020	29,973
GUS PLC	18,847	346,023
Hammerson PLC	3,095	57,429
Hanson PLC	15,860	182,945
HBOS PLC	84,785	1,489,597
HMV Group PLC	7,005	22,971
HSBC Holdings PLC	246,540	4,092,675
IMI PLC	7,665	70,229
ITV PLC	89,735	172,648
J Sainsbury PLC	28,590	152,951
Johnson Matthey PLC	1,670	43,246
Kelda Group PLC	7,640	106,323
Kesa Electricals PLC	6,275	27,771
Kingfisher PLC	49,280	208,021
Legal & General Group PLC	135,425	301,474
Liberty International PLC	5,070	95,113
Lloyds TSB Group PLC	120,980	1,095,546
LogicaCMG PLC	24,940	80,454
MFI Furniture Group PLC	9,865	11,660
Misys PLC	5,335	23,113
Mitchells & Butlers PLC	13,340	96,499
National Express Group PLC	3,315	51,495
Pearson PLC	16,900	218,671
Peninsular & Oriental Steam Navigation Co. PLC	10,245	99,330
Persimmon PLC	5,895	131,702
Pilkington PLC	23,525	65,227
Premier Farnell PLC	9,040	33,380
Provident Financial PLC	3,710	35,278
Prudential Corp. PLC	51,350	520,221
Rank Group PLC	16,250	77,765
Rentokil Initial PLC	38,705	111,272
Resolution PLC	4,065	46,420
Rexam PLC	10,060	91,189
Royal & Sun Alliance Insurance Group PLC	63,395	141,407
Royal Bank of Scotland Group PLC	69,280	2,142,546
Royal Dutch Shell PLC Class A	88,940	3,024,023
Royal Dutch Shell PLC Class B	60,190	2,156,691
Schroders PLC	2,835	55,326
Scottish & Newcastle PLC	16,690	148,320
Scottish Power PLC	40,210	409,507
Severn Trent PLC	7,415	151,032
Slough Estates PLC	9,115	95,826
Stagecoach Group PLC	10,320	20,543

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2006

Security	Shares or Principal	Value
Stolt-Nielsen SA	910	$30,618
Tate & Lyle PLC	10,470	107,187
Taylor Woodrow PLC	11,800	81,794
3i Group PLC	11,650	189,875
Tomkins PLC	17,010	92,739
Trinity Mirror PLC	6,150	66,896
United Utilities PLC	18,010	216,708
Vodafone Group PLC	692,840	1,453,075
Whitbread PLC	6,140	115,950
Yell Group PLC	8,715	82,521

		28,503,294

TOTAL COMMON STOCKS (Cost: $107,211,841)		118,010,120
PREFERRED STOCKS – 0.30%
GERMANY – 0.21%
Henkel KGaA	555	62,110
RWE AG	980	72,710
Volkswagen AG	2,545	109,585

		244,405
ITALY – 0.09%
Banca Intesa SpA	21,520	112,563

		112,563

TOTAL PREFERRED STOCKS (Cost: $320,588)		356,968
SHORT-TERM INVESTMENTS – 0.20%
CERTIFICATES OF DEPOSIT[4] – 0.00%
Toronto-Dominion Bank
3.94%, 07/10/06	$442	442
Wells Fargo Bank N.A.
4.78%, 12/05/06	706	706

		1,148
COMMERCIAL PAPER[4] – 0.01%
Amstel Funding Corp.
3.91% - 4.40%, 02/15/06 - 05/08/06	883	872
Bryant Park Funding LLC
3.92% - 4.50%, 02/03/06 - 02/22/06	490	490

Security	Principal	Value
CAFCO LLC
4.19%, 02/06/06	$1,015	$1,015
CC USA Inc.
4.23%, 04/21/06	265	262
CRC Funding LLC
4.19%, 02/03/06 - 02/06/06	1,369	1,368
Edison Asset Securitization LLC
4.37%, 05/08/06	442	436
Galaxy Funding Inc.
4.23%, 04/18/06	253	251
Grampian Funding LLC
4.41%, 05/15/06	442	436
HSBC PLC
3.88%, 02/03/06	265	265
Nordea North America Inc.
4.16%, 04/04/06	927	921
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	883	881
Sedna Finance Inc.
3.92%, 02/21/06	221	220
Sigma Finance Inc.
4.16%, 04/06/06	530	526

		7,943
LOAN PARTICIPATIONS[4] – 0.00%
Army & Air Force Exchange Service
4.24%, 02/01/06	442	442

		442
MEDIUM-TERM NOTES[4] – 0.00%
Dorada Finance Inc.
3.93%, 07/07/06	274	274
K2 USA LLC
3.94%, 07/07/06	530	530
Marshall & Ilsley Bank
5.18%, 12/15/06	883	886
Toronto-Dominion Bank
3.81%, 06/20/06	1,104	1,104
US Bank N.A.
2.85%, 11/15/06	177	174

		2,968

44	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2006

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.41%[3,5]	104,290	$104,290

		104,290
REPURCHASE AGREEMENTS[4] – 0.03%
Bank of America N.A. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $13,247 (collateralized by U.S. Government obligations, value $13,540, 5.00%, 7/1/35).	$13,245	13,245
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.56%, due 2/1/06, maturity value $1,325 (collateralized by non-U.S. Government debt securities, value $1,460, 0.00% to 7.53%, 11/25/30 to 3/25/46).[6]	1,325	1,325
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $4,416 (collateralized by U.S. Government obligations, value $4,513, 3.50% to 8.00%, 8/1/08 to 2/1/36).	4,415	4,415
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.55%, due 2/1/06, maturity value $2,208 (collateralized by non-U.S. Government debt securities, value $2,279, 3.21% to 5.96%, 8/3/14 to 8/19/45).[6]	2,208	2,208
Goldman Sachs Group Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $4,416 (collateralized by U.S. Government obligations, value $4,513, 4.00% to 5.50%, 9/1/20 to 1/1/36).	4,415	4,415

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, 4.65%, due 2/1/06, maturity value $2,649 (collateralized by non-U.S. Government debt securities, value $2,788, 0.00% to 10.00%, 7/30/08 to 12/1/10).[6]	$2,649	$2,649
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.60%, due 2/1/06, maturity value $1,325 (collateralized by non-U.S. Government debt securities, value $1,367, 4.60% to 9.25%, 5/15/06 to 2/1/24).[6]	1,325	1,325
Merrill Lynch Government Securities Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $1,987 (collateralized by U.S. Government obligations, value $2,051, 3.50% to 6.00%, 10/25/11 to 5/25/34).	1,987	1,987
Morgan Stanley Repurchase Agreement, 4.55%, due 2/1/06, maturity value $4,416 (collateralized by non-U.S. Government debt securities, value $4,599, 0.00% to 8.85%, 2/3/06 to 3/15/42).[6]	4,415	4,415

		35,984
TIME DEPOSITS[4] – 0.01%
Abbey National Treasury Services PLC
4.49%, 02/01/06	3,091	3,091
Deutsche Bank AG
4.47% - 4.48%, 02/01/06	3,813	3,813
Societe Generale
4.48%, 02/01/06	4,415	4,415

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2006

Security	Principal	Value
UBS AG
4.48%, 02/01/06	$1,766	$1,766

		13,085
VARIABLE & FLOATING RATE NOTES[4] – 0.06%
Allstate Life Global Funding II
4.44% - 4.53%, 11/09/06 - 02/27/07[7]	3,104	3,105
American Express Bank
4.44% - 4.52%, 06/29/06 - 10/25/06	2,075	2,075
American Express Centurion Bank
4.52%, 06/29/06	353	353
American Express Credit Corp.
4.49%, 02/05/07	265	265
ASIF Global Financing
4.34% - 4.55%, 05/30/06 - 08/11/06[7]	2,870	2,871
Australia & New Zealand Banking Group Ltd.
4.49%, 02/23/07[7]	574	574
Bank of Ireland
4.46%, 12/20/06[7]	883	883
Beta Finance Inc.
4.37% - 4.49%, 04/25/06 - 06/09/06[7]	2,199	2,199
BMW US Capital LLC
4.44%, 02/15/07[7]	883	883
CC USA Inc.
4.42% - 4.48%, 03/23/06 - 07/14/06[7]	2,375	2,376
Commodore CDO Ltd.
4.56%, 12/12/06[7]	221	221
Credit Suisse First Boston NY
4.39%, 05/09/06	883	883
DEPFA Bank PLC
4.50%, 12/15/06	883	883
Descartes Funding Trust
4.47%, 11/15/06[7]	397	397
Dorada Finance Inc.
4.47%, 06/26/06[7]	221	221
Eli Lilly Services Inc.
4.36%, 09/01/06[7]	883	883
Fifth Third Bancorp.
4.49%, 01/23/07[7]	1,766	1,766
Five Finance Inc.
4.49% - 4.52%, 02/27/06 - 06/26/06[7]	618	619
General Electric Capital Corp.
4.52%, 01/09/07	397	398
Greenwich Capital Holdings Inc.
4.35% - 4.38%, 02/10/06 - 03/02/06	662	663
Hartford Life Global Funding Trusts
4.46%, 02/15/07	883	883
HBOS Treasury Services PLC
4.57%, 01/24/07	883	883
Holmes Financing PLC
4.44%, 12/15/06[7]	2,428	2,428
HSBC Bank USA N.A.
4.27% - 4.64%, 05/04/06 - 08/03/06	751	751
K2 USA LLC
4.34% - 4.46%, 02/15/06 - 09/11/06[7]	2,561	2,561
Leafs LLC
4.49%, 02/21/06 - 01/22/07[7]	925	924
Links Finance LLC
4.46% - 4.65%, 02/06/06 - 03/15/06[7]	2,119	2,119
Marshall & Ilsley Bank
4.45% - 4.59%, 02/20/06 - 12/15/06	1,369	1,369
Metropolitan Life Global Funding I
4.39% - 4.55%, 08/28/06 - 02/06/07[7]	2,640	2,642
Mound Financing PLC
4.38%, 11/08/06[7]	1,766	1,766
Natexis Banques Populaires
4.45%, 01/12/07[7]	662	662

46	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2006

Security	Principal	Value
Nationwide Building Society
4.45% - 4.58%, 01/05/07 - 01/26/07[7]	$2,384	$2,384
Nordea Bank AB
4.42%, 01/11/07[7]	1,545	1,545
Northern Rock PLC
4.40%, 02/02/07[7]	1,060	1,060
Permanent Financing PLC
4.38%, 03/10/06 - 06/12/06[7]	2,402	2,402
Pfizer Investment Capital PLC
4.43%, 12/15/06[7]	2,208	2,208
Principal Life Income Funding Trusts
4.29%, 05/10/06	662	662
Royal Bank of Scotland
4.50%, 08/30/06	883	883
Sedna Finance Inc.
4.46%, 09/20/06[7]	265	265
Sigma Finance Inc.
4.43% - 4.45%, 03/20/06 - 08/15/06[7]	980	980
Skandinaviska Enskilda Bank NY
4.47%, 11/16/06[7]	883	883
Societe Generale
4.36%, 02/02/07[7]	618	618
Strips III LLC
4.57%, 07/24/06[7,8]	233	233
SunTrust Bank
4.62%, 04/28/06	1,325	1,325
Tango Finance Corp.
4.47% - 4.49%, 05/25/06 - 09/27/06[7]	1,969	1,968
Toyota Motor Credit Corp.
4.53%, 04/10/06	397	397
UniCredito Italiano SpA
4.43%, 06/14/06	1,148	1,148
Union Hamilton Special Funding LLC
4.52%, 03/28/06[7]	883	883
US Bank N.A.
4.49%, 09/29/06	397	397
Variable Funding Capital Corp.
4.37% - 4.42%, 02/16/06 - 03/13/06	2,870	2,870
Wachovia Asset Securitization Inc.
4.52%, 02/26/06[7]	1,753	1,753
Wells Fargo & Co.
4.46%, 09/15/06[7]	442	442
WhistleJacket Capital Ltd.
4.47% - 4.52%, 06/22/06 - 07/28/06[7]	662	662
White Pine Finance LLC
4.45% - 4.49%, 03/27/06 - 06/20/06[7]	927	927
Winston Funding Ltd.
4.68%, 04/23/06[7]	630	630
World Savings Bank
4.37%, 03/09/06	1,325	1,325

		68,356

TOTAL SHORT-TERM INVESTMENTS (Cost: $234,216)		234,216

TOTAL INVESTMENTS IN SECURITIES – 99.83% (Cost: $107,766,645)		118,601,304
Other Assets, Less Liabilities – 0.17%		203,725

NET ASSETS – 100.00%		$118,805,029

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
[7]

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[8]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	47

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2006

	iShares FTSE/Xinhua China 25 Index Fund	iShares MSCI EAFE Index Fund	iShares MSCI EAFE Growth Index Fund	iShares MSCI EAFE Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,587,962,519	$19,254,568,032	$110,747,463	$106,230,840

Affiliated issuers[a]	$504,387	$143,993,366	$44,935	$1,535,805

Foreign currencies, at cost	$1,579,596	$17,945,632	$69,161	$93,735

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$1,917,906,647	$24,444,899,852	$119,593,064	$117,001,338
Affiliated issuers[a]	504,387	158,594,021	44,935	1,599,966
Foreign currencies, at value	1,579,627	18,102,648	69,400	93,558
Receivables:
Investment securities sold	—	63,906,694	329,578	207,813
Dividends and interest	72,733	18,637,549	46,481	65,140
Capital shares sold	30,057	—	—	—

Total Assets	1,920,093,451	24,704,140,764	120,083,458	118,967,815

LIABILITIES
Payables:
Investment securities purchased	—	35,436,408	347,207	—
Collateral for securities on loan (Note 5)	65,340,521	431,036,303	103,464	129,926
Investment advisory fees (Note 2)	997,115	7,022,586	32,108	32,860

Total Liabilities	66,337,636	473,495,297	482,779	162,786

NET ASSETS	$1,853,755,815	$24,230,645,467	$119,600,679	$118,805,029

Net assets consist of:
Paid-in capital	$1,559,013,288	$18,672,785,809	$110,820,556	$107,662,288
Undistributed (distributions in excess of) net investment income	(2,649,528)	(35,199,764)	(2,671)	5,835
Undistributed net realized gain (accumulated net realized loss)	(32,552,104)	388,011,213	(63,862)	303,466
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	329,944,159	5,205,048,209	8,846,656	10,833,440

NET ASSETS	$1,853,755,815	$24,230,645,467	$119,600,679	$118,805,029

Shares outstanding	26,500,000	386,400,000	2,000,000	2,000,000

Net asset value per share	$69.95	$62.71	$59.80	$59.40

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $59,967,235, $410,831,569, $98,384 and $123,420, respectively. See Note 5.

See notes to the financial statements.

48	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2006

	iShares FTSE/Xinhua China 25 Index Fund	iShares MSCI EAFE Index Fund	iShares MSCI EAFE Growth Index Fund[a]	iShares MSCI EAFE Value Index Fund[a]
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$12,723,866	$171,111,917	$283,640	$519,700
Dividends from affiliated issuers[c]	—	2,078,549	—	9,239
Interest from affiliated issuers[c]	21,458	130,241	562	780
Securities lending income[d]	402,697	3,220,433	1,892	2,178

Total investment income	13,148,021	176,541,140	286,094	531,897

EXPENSES
Investment advisory fees (Note 2)	4,808,519	36,742,657	103,437	119,428
Proxy fees	37,974	657,678	—	—

Total expenses	4,846,493	37,400,335	103,437	119,428

Net investment income	8,301,528	139,140,805	182,657	412,469

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(21,646,690)	12,759,122	(62,353)	(165,198)
Investments in affiliated issuers[c]	—	2,569,376	—	—
In-kind redemptions	2,753,931	527,479,832	—	476,506
Foreign currency transactions	12,598	(1,567,192)	(1,509)	(7,842)

Net realized gain (loss)	(18,880,161)	541,241,138	(63,862)	303,466

Net change in unrealized appreciation (depreciation) on:
Investments	232,863,814	2,962,430,074	8,845,601	10,834,659
Translation of assets and liabilities in foreign currencies	(1,169)	600,299	1,055	(1,219)

Net change in unrealized appreciation (depreciation)	232,862,645	2,963,030,373	8,846,656	10,833,440

Net realized and unrealized gain	213,982,484	3,504,271,511	8,782,794	11,136,906

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$222,284,012	$3,643,412,316	$8,965,451	$11,549,375

[a]	For the period from August 1, 2005 (commencement of operations) to January 31, 2006.
[b]	Net of foreign withholding tax of $-, $4,939,510, $11,465 and $29,018, respectively.
[c]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[d]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to the financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares FTSE/Xinhua China 25 Index Fund		iShares MSCI EAFE Index Fund		iShares MSCI EAFE Growth Index Fund	iShares MSCI EAFE Value Index Fund
	Six months ended January 31, 2006 (Unaudited)	Period from October 5, 2004[a] to July 31, 2005	Six months ended January 31, 2006 (Unaudited)	Year ended July 31, 2005	Period from August 1, 2005[a] to January 31, 2006 (Unaudited)	Period from August 1, 2005[a] to January 31, 2006 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$8,301,528	$16,110,958	$139,140,805	$344,688,900	$182,657	$412,469
Net realized gain (loss)	(18,880,161)	(496,382)	541,241,138	71,121,504	(63,862)	303,466
Net change in unrealized appreciation (depreciation)	232,862,645	97,081,514	2,963,030,373	1,757,927,476	8,846,656	10,833,440

Net increase in net assets resulting from operations	222,284,012	112,696,090	3,643,412,316	2,173,737,880	8,965,451	11,549,375

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(27,301,474)	—	(426,787,928)	(205,750,362)	(185,328)	(406,634)

Total distributions to shareholders	(27,301,474)	—	(426,787,928)	(205,750,362)	(185,328)	(406,634)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	673,294,175	943,331,000	4,672,275,117	7,339,214,228	110,820,556	129,307,145
Cost of shares redeemed	(15,472,769)	(55,075,219)	(1,379,742,895)	(319,454,052)	—	(21,644,857)

Net increase in net assets from capital share transactions	657,821,406	888,255,781	3,292,532,222	7,019,760,176	110,820,556	107,662,288

INCREASE IN NET ASSETS	852,803,944	1,000,951,871	6,509,156,610	8,987,747,694	119,600,679	118,805,029
NET ASSETS:
Beginning of period	1,000,951,871	—	17,721,488,857	8,733,741,163	—	—

End of period	$1,853,755,815	$1,000,951,871	$24,230,645,467	$17,721,488,857	$119,600,679	$118,805,029

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(2,649,528)	$16,350,418	$(35,199,764)	$252,447,359	$(2,671)	$5,835

SHARES ISSUED AND REDEEMED:
Shares sold	10,450,000	17,300,000	81,600,000	142,200,000	2,000,000	2,400,000
Shares redeemed	(250,000)	(1,000,000)	(23,400,000)	(6,000,000)	—	(400,000)

Net increase in shares outstanding	10,200,000	16,300,000	58,200,000	136,200,000	2,000,000	2,000,000

[a]	Commencement of operations.

See notes to the financial statements.

50	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE/Xinhua China 25 Index Fund
	Six months ended Jan. 31, 2006 (Unaudited)	Period from Oct. 5, 2004[a] to Jul. 31, 2005
Net asset value, beginning of period	$61.41	$53.60

Income from investment operations:
Net investment income	0.15	0.99
Net realized and unrealized gain	9.64	6.82

Total from investment operations	9.79	7.81

Less distributions from:
Net investment income	(1.25)	—

Total distributions	(1.25)	—

Net asset value, end of period	$69.95	$61.41

Total return	16.21%[b]	14.57%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,853,756	$1,000,952
Ratio of expenses to average net assets[c]	0.75%	0.78%
Ratio of expenses to average net assets exclusive of foreign taxes and extraordinary expenses, if applicable[c]	0.74%[d]	0.74%
Ratio of net investment income to average net assets[c]	1.28%	2.97%
Portfolio turnover rate[e]	19%	13%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes proxy fees.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Index Fund
	Six months ended Jan. 31, 2006 (Unaudited)	Year ended Jul. 31, 2005[b]	Year ended Jul. 31, 2004[b]	Year ended Jul. 31, 2003[b]	Period from Aug. 14, 2001[a] to Jul. 31, 2002[b]
Net asset value, beginning of period	$54.00	$45.49	$36.88	$35.41	$42.54

Income from investment operations:
Net investment income	0.25	0.97	0.65	0.86	0.31
Net realized and unrealized gain (loss)	9.57	8.34	8.48	1.24	(7.36)

Total from investment operations	9.82	9.31	9.13	2.10	(7.05)

Less distributions from:
Net investment income	(1.11)	(0.80)	(0.52)	(0.63)	(0.08)

Total distributions	(1.11)	(0.80)	(0.52)	(0.63)	(0.08)

Net asset value, end of period	$62.71	$54.00	$45.49	$36.88	$35.41

Total return	18.30%[c]	20.53%	24.81%	6.17%	(16.57)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$24,230,645	$17,721,489	$8,733,741	$3,009,772	$3,803,438
Ratio of expenses to average net assets[d]	0.36%	0.36%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets exclusive of foreign taxes and extraordinary expenses, if applicable[d]	0.35%[e]	0.35%	n/a	n/a	n/a
Ratio of net investment income to average net assets[d]	1.33%	2.57%	2.34%	2.31%	1.87%
Portfolio turnover rate[f]	2%	8%	7%	8%	8%

[a]	Commencement of operations.
[b]	Per share amounts were adjusted to reflect a three-for-one stock split effective June 9, 2005.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Excludes proxy fees.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

52	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI EAFE Growth Index Fund
Period from Aug. 1, 2005[a] to Jan. 31, 2006 (Unaudited)
Net asset value, beginning of period	$50.88

Income from investment operations:
Net investment income	0.23
Net realized and unrealized gain	8.92

Total from investment operations	9.15

Less distributions from:
Net investment income	(0.23)

Total distributions	(0.23)

Net asset value, end of period	$59.80

Total return	18.02%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$119,601
Ratio of expenses to average net assets[c]	0.40%
Ratio of net investment income to average net assets[c]	0.71%
Portfolio turnover rate[d]	14%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI EAFE Value Index Fund
Period from Aug. 1, 2005[a] to Jan. 31, 2006 (Unaudited)
Net asset value, beginning of period	$51.00

Income from investment operations:
Net investment income	0.25
Net realized and unrealized gain	8.40

Total from investment operations	8.65

Less distributions from:
Net investment income	(0.25)

Total distributions	(0.25)

Net asset value, end of period	$59.40

Total return	16.99%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$118,805
Ratio of expenses to average net assets[c]	0.40%
Ratio of net investment income to average net assets[c]	1.38%
Portfolio turnover rate[d]	8%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rate excludes securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

54	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited)

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of January 31, 2006, the Trust offered 77 investment portfolios or funds.

These financial statements relate only to the iShares FTSE/Xinhua China 25, iShares MSCI EAFE, iShares MSCI EAFE Growth and iShares MSCI EAFE Value Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares MSCI EAFE Growth and iShares MSCI EAFE Value Index Funds commenced operations on August 1, 2005.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

The Funds invest in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

NOTES TO THE FINANCIAL STATEMENTS	55

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective date of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended January 31, 2006.

The iShares MSCI EAFE Index Fund had tax basis net capital loss carryforwards as of July 31, 2005, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Total
MSCI EAFE	$55,269	$37,219,384	$35,720,616	$150,352	$73,145,621

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such mark-to-market gains.

56	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended January 31, 2006, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended January 31, 2006 are disclosed in the Funds’ Statements of Operations.

As of January 31, 2006, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
FTSE/Xinhua China 25	$1,602,744,376	$323,696,485	$(8,029,827)	$315,666,658
MSCI EAFE	19,451,291,313	5,288,771,323	(136,568,763)	5,152,202,560
MSCI EAFE Growth	110,805,899	9,497,060	(664,960)	8,832,100
MSCI EAFE Value	107,809,265	11,111,178	(319,139)	10,792,039

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
FTSE/Xinhua China 25	0.74%
MSCI EAFE	0.35
MSCI EAFE Growth	0.40
MSCI EAFE Value	0.40

NOTES TO THE FINANCIAL STATEMENTS	57

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended January 31, 2006, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
FTSE/Xinhua China 25	$402,697
MSCI EAFE	3,220,433
MSCI EAFE Growth	1,892
MSCI EAFE Value	2,178

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the six months ended January 31, 2006, BGIS did not receive any brokerage commissions from the Funds.

Pursuant to an exemptive order issued by the SEC, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Statements of Operations.

58	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table provides information about the investment by each Fund in shares of issuers of which BGFA is an affiliate for the six months ended January 31, 2006, including income earned from these affiliated issuers and net realized gains from sales of these affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain
FTSE/Xinhua China 25
IMMF	397	143,558	143,451	504	$504,387	$21,458	$—
MSCI EAFE
Barclays PLC	12,281	3,053	991	14,343	153,205,027	2,078,549	2,569,376
IMMF	6,955	771,803	773,369	5,389	5,388,994	130,241	—
MSCI EAFE Growth[a]
IMMF	—	3,437	3,392	45	44,935	562	—
MSCI EAFE Value[a]
Barclays PLC	—	140	—	140	1,495,676	9,239	—
IMMF	—	5,037	4,933	104	104,290	780	—

[a]	The beginning of the period is August 1, 2005, the inception date of the Fund.

During the six months ended January 31, 2006, the Funds invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

As of January 31, 2006, certain trustees and officers of the Trust are also officers of BGI.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2006 were as follows:

iShares Index Fund	Purchases	Sales
FTSE/Xinhua China 25	$249,572,290	$260,534,522
MSCI EAFE	467,821,042	742,782,479
MSCI EAFE Growth	8,030,877	7,745,711
MSCI EAFE Value	11,200,153	5,102,165

NOTES TO THE FINANCIAL STATEMENTS	59

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended January 31, 2006 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
FTSE/Xinhua China 25	$666,258,957	$14,757,286
MSCI EAFE	4,621,758,487	1,367,702,185
MSCI EAFE Growth	110,421,186	—
MSCI EAFE Value	106,774,726	5,651,593

4. CAPITAL SHARE TRANSACTIONS

As of January 31, 2006, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of January 31, 2006, the Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities and non-U.S. Government debt securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of January 31, 2006 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

60	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	61

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares GS $ InvesTop™ Corporate (LQD)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2006 Semi-Annual Report.

2461-iS-1205

62	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE/Xinhua Index Limited or Morgan Stanley Capital International, Inc., nor do these companies make any representation regarding the availability of investing in the iShares Funds.

©2006 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2005 is available without change, upon request, by calling toll-free 1 800 474 2737; on the Funds' website at www.iShares.com; and on the Securities and Exchange Commission's website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website at www.iShares.com.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-039-01006

BARCLAYS GLOBAL INVESTORS

BARCLAYS

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Schedule of Investments.

The Funds’ full schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date: April 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date: April 3, 2006

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date: April 3, 2006